UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO]
   SEI New ways.
       New answers.(R)

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SEI Institutional International Trust

--------------------------------------------------------------------------------

Semi-Annual Report as of March 31, 2007

--------------------------------------------------------------------------------

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

TABLE OF CONTENTS

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Schedules of Investments                                                       1
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                          45
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Statements of Operations                                                      46
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Statements of Changes in Net Assets                                           47
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Financial Highlights                                                          49
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Notes to Financial Statements                                                 50
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Disclosure of Fund Expenses                                                   59
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Board of Trustees Considerations in
   Approving the Funds' Investment Advisory
   and Sub-Advisory Agreements                                                60
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                               21.2%
Short-Term Investments                                   10.7%
Consumer Discretionary                                   10.0%
Industrials                                               8.1%
Basic Materials                                           7.7%
U.S. Government Agency Mortgage-Backed Securities         6.6%
Asset-Backed Securities                                   6.0%
Consumer Staples                                          5.6%
Telecommunication Services                                4.9%
Energy                                                    4.7%
Healthcare                                                4.4%
Information Technology                                    4.4%
Utilities                                                 3.8%
U.S. Government Agency Obligations                        1.0%
U.S. Treasury Obligations                                 0.7%
Equity-Linked Warrants                                    0.2%
Exchange Traded Fund                                      0.0%
Rights                                                    0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 84.9%

AUSTRALIA -- 4.0%
   ABB Grain                                             30,342   $         189
   ABC Learning Centres                                 272,000           1,600
   Adelaide Brighton                                      8,500              24
   Amcor                                                191,383           1,167
   AMP                                                  942,500           7,911
   Australia & New Zealand Banking Group                229,981           5,518
   Australian Stock Exchange                              3,700             132
   Babcock & Brown                                       66,949           1,486
   BHP Billiton                                         115,985           2,801
   BlueScope Steel                                      170,764           1,449
   Brambles*                                            202,564           2,227
   Caltex Australia                                     286,400           5,520
   Challenger Financial Services Group                  845,701           3,259
   Cochlear                                              21,882           1,144
   Coles Myer                                           162,349           2,131
   Commonwealth Bank of Australia                        66,161           2,686
   Computershare                                         99,861             875
   CSL                                                   62,058           4,130
   Downer EDI                                           524,342           2,889
   Felix Resources                                       14,500              59
   Foster's Group                                       551,500           3,052
   Goodman Fielder                                      102,100             201
   GPT Group                                            469,511           1,874
   Independence Group                                    12,800              51
   Insurance Australia Group                            703,246           3,329
   IOOF Holdings                                          3,800              31
   Jabiru Metals*                                        23,000              23
   Jubilee Mines                                         24,600             348
   Leighton Holdings                                     26,920             729
   Lend Lease                                            85,811           1,386
   Macquarie Airports                                 1,500,986           4,838
   Macquarie Bank                                        32,369           2,164
   Macquarie Goodman Group                              281,100           1,587

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Macquarie Infrastructure Group                     2,079,808   $       6,452
   Minara Resources                                      68,400             408
   Mincor Resources                                      18,300              45
   Mirvac Group                                         582,576           2,466
   Multiplex Group                                      457,200           1,651
   National Australia Bank                              212,915           6,949
   OneSteel                                              38,200             159
   Origin Energy                                        314,489           2,289
   Pacific Brands                                       590,940           1,466
   Paladin Resources*                                   231,700           1,821
   Perilya                                               30,387              89
   Port Bouvard                                          11,200              23
   Qantas Airways                                       402,331           1,706
   QBE Insurance Group                                  843,586          21,494
   Ridley                                                10,100               9
   Rinker Group                                         134,210           1,957
   Rio Tinto                                             27,200           1,732
   Sally Malay Mining*                                   33,500             107
   Santos                                                49,518             406
   Sims Group                                            19,100             360
   St George Bank                                        24,800             702
   Stockland                                             43,894             289
   Sunland Group                                         15,500              42
   TABCORP Holdings                                      61,600             821
   Telstra                                            2,147,286           8,084
   Toll Holdings                                         77,442           1,283
   West Australian Newspapers Holdings                   12,300             155
   Westfield Group                                      325,200           5,404
   Westpac Banking                                      180,428           3,841
   Woolworths                                           440,150           9,668
   WorleyParsons                                        161,883           3,634
   Zinifex                                              189,000           2,409
                                                                  --------------
                                                                        154,731
                                                                  --------------

AUSTRIA -- 0.6%
   Andritz                                                7,400           1,850
   Boehler-Uddeholm                                       1,200             115
   Conwert Immobilien Invest*                             1,942              43
   Erste Bank der Oesterreichischen
      Sparkassen                                         17,501           1,358
   Immoeast*                                            104,400           1,557
   IMMOFINANZ*                                           95,900           1,532
   Mayr Melnhof Karton                                    2,520             560
   Meinl European Land (B)*                             185,100           5,130
   OMV                                                   79,300           4,977
   Raiffeisen International Bank Holding                  7,018             984
   Telekom Austria                                      117,600           2,929
   Voestalpine                                           42,500           3,072
                                                                  --------------
                                                                         24,107
                                                                  --------------


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2007    1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
BELGIUM -- 1.2%
   AGFA-Gevaert                                          12,901   $         290
   Belgacom                                              73,928           3,272
   Compagnie Maritime Belge                               2,231             148
   D'ieteren                                              1,540             635
   Delhaize Group*                                       16,800           1,539
   Dexia                                                116,179           3,455
   Fortis                                               259,866          11,827
   Fortis (Netherlands Line)                            185,286           8,430
   InBev                                                 22,596           1,626
   KBC Groep                                             19,800           2,454
   Omega Pharma*                                         58,800           4,513
   Solvay                                                43,434           6,651
   UCB*                                                  23,630           1,371
                                                                  --------------
                                                                         46,211
                                                                  --------------

BRAZIL -- 0.1%
   Gerdau ADR                                           138,375           2,509
   Uniao de Bancos Brasileiros ADR                       13,800           1,207
                                                                  --------------
                                                                          3,716
                                                                  --------------

CANADA -- 2.0%
   Abitibi-Consolidated (B)                              38,700             108
   Alcan (B)                                            126,700           6,609
   Cameco (B)                                           118,000           4,838
   Canadian Natural Resources                            92,900           5,134
   EnCana                                                85,400           4,323
   Kinross Gold*                                        585,850           8,095
   LionOre Mining International*                        257,400           4,288
   Manulife Financial (B)                                32,700           1,125
   Methanex (B)                                          51,300           1,144
   Nexen (B)                                             63,052           3,865
   Potash Saskatchewan                                   37,300           5,952
   Research In Motion*                                   46,020           6,281
   Rogers Communications, Cl B (B)                      260,830           8,544
   Suncor Energy (B)                                     32,100           2,445
   Teck Cominco, Cl B                                   165,700          11,561
   TELUS (B)                                             74,649           3,729
                                                                  --------------
                                                                         78,041
                                                                  --------------

CHINA -- 0.1%
   China Petroleum & Chemical, Cl H                   2,176,000           1,841
   Industrial & Commercial Bank of China, Cl H        1,064,000             596
                                                                  --------------
                                                                          2,437
                                                                  --------------

DENMARK -- 0.7%
   Carlsberg, Cl B                                       60,900           6,604
   Danske Bank                                          150,600           6,982
   East Asiatic                                         116,225           5,565
   Jyske Bank*                                            9,375             752
   Novo-Nordisk, Cl B                                    35,600           3,237

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sydbank                                               37,188   $       1,993
   TDC                                                      700              26
   Topdanmark*                                            1,700             328
                                                                  --------------
                                                                         25,487
                                                                  --------------

FINLAND -- 1.2%
   Elisa, Cl A                                            4,450             128
   Fortum                                               359,700          10,453
   Kemira                                                32,000             730
   Kesko, Cl B                                           87,522           4,652
   Neste Oil                                            103,550           3,556
   Nokia                                                330,668           7,584
   Nokia ADR                                              7,500             172
   OKO Bank, Cl A                                        29,700             504
   Outokumpu (B)                                        103,400           3,542
   Rautaruukki                                           23,400           1,087
   Sampo, Cl A                                          174,400           5,275
   Stora Enso, Cl R (B)                                 113,700           1,968
   UPM-Kymmene                                          156,400           3,970
   YIT                                                   59,200           2,033
                                                                  --------------
                                                                         45,654
                                                                  --------------

FRANCE -- 9.8%
   Accor                                                 22,217           2,116
   Air France-KLM                                       228,722          10,397
   Air Liquide                                           17,191           4,176
   Alcatel                                              100,006           1,173
   Assurances Generales de France                        89,370          14,915
   AXA                                                  154,340           6,521
   BNP Paribas                                          264,249          27,504
   Bouygues                                             132,320          10,190
   Business Objects*                                      9,644             350
   Capgemini                                            215,020          16,312
   Carrefour                                             54,700           3,986
   Casino Guichard Perrachon*                            64,389           6,478
   Christian Dior                                        18,400           2,229
   Cie de Saint-Gobain                                   66,180           6,446
   Cie Generale d'Optique Essilor International           7,300             836
   Club Mediterranee*                                     1,800             105
   CNP Assurances                                        12,658           1,469
   Compagnie Generale des Etablissements
      Michelin, Cl B                                    141,601          15,583
   Credit Agricole                                      248,805           9,668
   Dassault Systemes                                     16,662             893
   Financiere de L'Odet                                   1,280             584
   Fonciere Des Regions+                                    497              92
   France Telecom                                       421,506          11,093
   Gaz de France                                         77,980           3,606
   Groupe Danone                                        121,717          19,815
   Havas*                                                12,557              72
   L'Oreal                                               24,525           2,668
   Lafarge                                               61,625           9,654


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2    SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lagardere S.C.A.                                      52,900   $       4,059
   Natixis                                                1,869              45
   PagesJaunes Groupe                                    29,500             642
   Peugeot                                              129,473           9,093
   PPR                                                   10,700           1,705
   Renault                                              161,698          18,845
   Rhodia*                                            1,712,800           6,270
   Sanofi-Aventis                                       383,397          33,224
   Sanofi-Aventis (Germany Line)                          2,125             184
   Schneider Electric                                    41,259           5,219
   SCOR*                                                107,475             298
   Societe Generale                                     140,729          24,235
   Sodexho Alliance                                       1,500             109
   Thales                                                24,800           1,435
   Thomson                                               52,613           1,009
   Total                                                401,204          28,012
   Unibail+                                              18,300           5,527
   Valeo*                                               102,900           6,015
   Vallourec                                             32,478           8,283
   Veolia Environnement                                  40,250           2,982
   Vinci                                                109,695          16,941
   Vivendi                                              462,283          18,719
                                                                  --------------
                                                                        381,782
                                                                  --------------

GERMANY -- 5.6%
   Allianz                                               84,136          17,215
   Altana                                                35,585           2,303
   BASF                                                 109,725          12,310
   Bayer                                                331,342          21,101
   Bayerische Motoren Werke (B)                          62,241           3,660
   Commerzbank                                           81,824           3,607
   Continental                                           15,500           1,996
   DaimlerChrysler                                      181,713          14,852
   Deutsche Bank                                        103,261          13,861
   Deutsche Lufthansa                                   330,000           8,931
   Deutsche Post                                         56,587           1,707
   E.ON (B)                                             160,572          21,755
   Fresenius Medical Care (B)                            68,350           9,910
   Heidelberger Druckmaschinen                           10,780             492
   Hypo Real Estate Holding                              21,800           1,385
   Infineon Technologies*                               790,600          12,261
   KarstadtQuelle*                                          719              26
   Lanxess                                               19,800           1,016
   MAN                                                   62,189           7,210
   Metro                                                 11,800             833
   Muenchener Rueckversicherungs                         97,085          16,362
   Premiere (B)*                                          7,969             173
   RWE                                                   74,977           7,904
   Salzgitter                                            37,200           5,413
   SAP (B)                                               66,424           2,951
   SAP ADR                                               15,900             710
   Siemens (B)                                           78,683           8,381

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Solarworld*                                           19,700    $      1,520
   Suedzucker (B)                                       123,220           2,346
   ThyssenKrupp (B)                                     120,497           5,941
   Volkswagen (B)                                        60,761           9,099
   Wincor Nixdorf                                         9,194             854
                                                                  --------------
                                                                        218,085
                                                                  --------------

GREECE -- 0.2%
   Coca Cola Hellenic Bottling                           16,510             692
   Cosmote Mobile Communications*                        18,350             548
   Hellenic Telecommunications Organization              66,000           1,799
   OPAP                                                  72,294           2,764
   Titan Cement                                           7,830             421
                                                                  --------------
                                                                          6,224
                                                                  --------------

HONG KONG -- 2.2%
   Bank of East Asia                                  1,314,000           7,643
   BOC Hong Kong Holdings                             2,522,800           6,115
   Cathay Pacific Airways                             1,825,100           4,643
   Cheung Kong Holdings                                  92,000           1,164
   China Mobile Hong Kong                             1,346,100          12,239
   China Netcom Group                                   575,000           1,501
   China Oriental Group*                                572,000             189
   CLP Holdings                                         973,000           7,104
   Esprit Holdings                                       25,500             299
   Great Eagle Holdings                                  89,000             302
   Guoco Group                                           32,000             450
   Hang Lung Group                                      132,000             467
   Hang Lung Properties                                 989,000           2,765
   Hang Seng Bank                                        11,300             161
   Henderson Land Development                            95,000             555
   Hong Kong & China Gas                                352,000             786
   Hong Kong Exchanges and Clearing                      42,000             409
   HongKong Electric Holdings                            33,500             172
   Hopewell Holdings                                    199,000             774
   Hopson Development Holdings                           42,000             105
   Jardine Strategic Holdings                            60,000             768
   Kerry Properties                                      88,000             452
   Kingboard Chemical Holdings                        1,088,300           4,575
   Li & Fung                                          2,080,600           6,537
   New World China Land                                  54,800              33
   New World Development                                281,000             637
   Noble Group*                                       2,245,700           2,218
   Orient Overseas International                        987,700           9,176
   Pacific Century Premium Developments                 267,000              84
   PCCW                                                 701,000             421
   Sino Land                                            527,659           1,136
   Sun Hung Kai Properties                              116,000           1,342
   Swire Pacific, Cl A                                  480,500           5,393
   Transport International Holdings                       3,600              20
   Vtech Holdings                                        32,000             231


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2007    3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wharf Holdings                                       371,000   $       1,377
   Wheelock                                             193,000             433
   Wing Hang Bank                                       129,300           1,592
                                                                  --------------
                                                                         84,268
                                                                  --------------

HUNGARY -- 0.0%
   MOL Hungarian Oil & Gas                               13,000           1,497
                                                                  --------------

INDIA -- 0.0%
   Infosys Technologies ADR                               8,900             447
   Punjab National Bank                                  90,000             982
                                                                  --------------
                                                                          1,429
                                                                  --------------

IRELAND -- 0.4%
   Allied Irish Banks                                   112,500           3,324
   Bank of Ireland                                       92,260           1,983
   CRH                                                   99,693           4,247
   Depfa Bank                                           179,400           3,193
   Experian Group                                        19,729             226
   Fyffes                                                71,217             108
   Kerry Group, Cl A                                     98,800           2,736
   Kingspan Group                                        61,800           1,633
   Total Produce*                                        71,217              79
                                                                  --------------
                                                                         17,529
                                                                  --------------

ISRAEL -- 0.0%
   Teva Pharmaceutical Industries ADR                    25,000             936
                                                                  --------------

ITALY -- 3.2%
   ACEA                                                  51,000             950
   Autostrade                                           294,200           9,399
   Banca Intesa                                         382,382           2,894
   Banca Monte dei Paschi di Siena                      706,200           4,409
   Banca Popolare di Milano                             284,100           4,383
   Banche Popolari Unite                                 80,128           2,363
   Banco Popolare di Verona e Novara                     92,890           2,875
   Benetton Group                                         8,977             145
   Beni Stabili                                          73,836             123
   Buzzi Unicem                                          49,800           1,509
   Capitalia                                            175,400           1,579
   Edison*                                               26,789              77
   Enel                                                 266,775           2,844
   ENI                                                  670,907          21,755
   Fiat                                                 909,261          22,840
   Fiat RNC                                             185,190           4,400
   Finmeccanica                                          63,200           1,894
   Fondiaria-Sai (B)                                     56,970           2,606
   IFIL - Investments                                 1,036,500          10,093
   Immobiliare Lombarda*                                541,397             160
   Iride*                                                32,921             111
   Italcementi (B)                                      137,688           4,109

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Pirelli & C                                          780,000   $         859
   Telecom Italia RNC                                 1,084,140           2,671
   UniCredito Italiano                                2,048,848          19,432
                                                                  --------------
                                                                        124,480
                                                                  --------------

JAPAN -- 18.5%
   Advantest                                             24,700           1,094
   Aeon                                                 151,000           3,005
   Aisan Industry                                         9,800             111
   Aisin Seiki                                           72,400           2,532
   Ajinomoto (B)                                        380,600           4,371
   Alps Electric                                        500,400           5,848
   Amada (B)                                            127,000           1,449
   AOC Holdings*                                          9,300             152
   Aoyama Trading                                        14,000             443
   Asahi Breweries (B)                                  166,400           2,664
   Asahi Diamond Industrial (B)                          13,000              95
   Asahi Glass                                           14,000             197
   Asahi Kasei (B)                                      153,000           1,112
   Astellas Pharma                                       11,200             482
   Autobacs Seven                                         7,900             282
   Bank of Yokohama                                      33,000             246
   BML                                                    3,900              79
   Bosch (B)                                             81,000             366
   Bridgestone                                           92,000           1,835
   Canon (B)                                            176,498           9,462
   Cawachi                                                4,400             119
   Central Glass                                        787,800           5,318
   Chiyoda                                               15,000             328
   Chugoku Electric Power (B)*                           26,700             596
   Citizen Watch (B)                                    196,800           1,843
   Coca-Cola West Holdings                              113,500           2,456
   COMSYS Holdings                                       73,000             782
   Cosmo Oil                                            108,000             452
   Cosmos Initia                                         20,000             145
   Dai Nippon Printing (B)                               73,000           1,146
   Daicel Chemical Industries                            74,000             505
   Daifuku (B)*                                          26,920             389
   Daiichi Sankyo                                       164,100           5,017
   Dainippon Screen Manufacturing                        30,000             226
   Dainippon Sumitomo Pharma                             75,000             800
   Daito Trust Construction                                 200               9
   Daiwa House Industry                                  75,000           1,228
   Daiwa Securities Group                               134,000           1,615
   Denki Kagaku Kogyo (B)                                91,000             425
   Denso                                                117,300           4,351
   eAccess (B)                                            2,600           1,724
   EDION (B)                                             49,400             688
   Eighteenth Bank                                       35,000             163
   Elpida Memory (B)*                                    30,300           1,173
   FamilyMart (B)                                         8,000             222
   Fanuc (B)                                             42,000           3,902


--------------------------------------------------------------------------------
4    SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fields                                                    65   $         105
   Fuji Electric Holdings                                 3,000              14
   Fuji Heavy Industries                                138,000             715
   Fuji Machine Manufacturing                             2,200              36
   Fuji Television Network                                  325             751
   FUJIFILM Holdings                                     88,000           3,592
   Fujikura (B)                                          79,000             556
   Fujitsu                                              208,000           1,383
   Fukuyama Transporting                                  7,000              28
   Glory                                                 87,000           1,691
   Gunma Bank                                           148,000           1,047
   Hakuhodo DY Holdings                                   7,850             548
   Hankyu Holdings (B)                                  335,000           2,023
   Hirose Electric (B)                                   10,100           1,212
   Hitachi (B)                                          759,000           5,875
   Hitachi Cable                                         72,000             409
   Hitachi Capital (B)                                  250,500           4,996
   Hitachi Construction Machinery                        27,100             732
   Hitachi High-Technologies (B)                         83,100           2,266
   Hitachi Metals                                        63,000             699
   Hokkaido Electric Power                              174,400           4,623
   Honda Motor (B)                                      342,200          11,911
   House Foods (B)                                        9,700             165
   Hoya                                                  38,300           1,268
   Idemitsu Kosan                                        11,800           1,373
   Iida Home Max (B)                                      4,900              86
   Inpex Holdings                                           337           2,911
   Itochu                                               256,000           2,532
   Japan Airport Terminal                                17,800             259
   Japan Steel Works                                  1,073,200          12,879
   Japan Tobacco                                          3,841          18,835
   JFE Holdings (B)                                     308,400          18,205
   Joyo Bank (B)                                         89,000             555
   JS Group                                             138,200           2,991
   Kamigumi (B)                                          66,000             567
   Kansai Electric Power (B)                             92,800           2,664
   Kao (B)                                               45,000           1,315
   Kawasaki Heavy Industries                             79,000             334
   Kawasaki Kisen Kaisha (B)                            107,000           1,013
   KDDI (B)                                                 367           2,925
   Keyence                                                3,800             856
   Kinden                                               186,200           1,667
   Kirin Brewery                                         95,000           1,369
   KK DaVinci Advisors*                                   1,300           1,387
   Kobe Steel                                           408,000           1,641
   Komatsu                                              181,000           3,802
   Komori                                                47,000           1,093
   Konica Minolta Holdings                               95,000           1,246
   Kyocera (B)                                            7,900             743
   Kyushu Electric Power (B)                            271,500           7,703
   Leopalace21 (B)                                       72,700           2,401
   Macnica*                                               3,100              92
   Maeda (B)                                             33,000             120

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Makita                                                74,300   $       2,750
   Marubeni                                             266,000           1,613
   Maruichi Steel Tube                                    5,800             180
   Matsushita Electric Industrial (B)                   172,000           3,460
   Meiji Dairies                                        205,100           1,607
   Millea Holdings                                       84,400           3,117
   Mitsubishi (B)                                       514,400          11,915
   Mitsubishi Chemical Holdings (B)                     503,500           4,277
   Mitsubishi Electric                                  531,100           5,461
   Mitsubishi Estate                                    648,800          21,265
   Mitsubishi Gas Chemical                              167,000           1,598
   Mitsubishi Heavy Industries (B)                      675,000           4,356
   Mitsubishi UFJ Financial Group (B)                     1,738          19,574
   Mitsubishi UFJ Securities                             96,000           1,094
   Mitsui (B)                                           291,000           5,422
   Mitsui Chemicals                                     831,000           7,249
   Mitsui Mining & Smelting (B)                         121,000             663
   Mitsui OSK Lines (B)                                 969,000          10,734
   Mitsui Sumitomo Insurance                            272,600           3,415
   Mitsui Trust Holdings                                 52,000             512
   Miyazaki Bank                                         27,000             120
   Mizuho Financial Group (B)                             1,032           6,634
   Murata Manufacturing (B)                              20,900           1,522
   Nagase                                                21,000             264
   Namco Bandai Holdings                                108,900           1,696
   Nankai Electric Railway                               93,000             313
   NEC (B)                                              259,000           1,386
   NGK Spark Plug (B)                                    89,000           1,662
   Nikon (B)                                            191,000           4,020
   Nintendo                                              44,105          12,794
   Nippo                                                  3,000              23
   Nippon Electric Glass                                288,000           5,037
   Nippon Express (B)                                   111,000             695
   Nippon Meat Packers (B)                              416,400           5,082
   Nippon Mining Holdings                               816,900           7,036
   Nippon Oil (B)                                       119,000             964
   Nippon Shokubai                                       58,000             625
   Nippon Steel (B)                                     984,000           6,900
   Nippon Telegraph & Telephone                           3,379          17,829
   Nippon Yusen KK                                       40,000             320
   Nissan Motor (B)                                     997,200          10,667
   Nissan Shatai                                         28,000             142
   Nisshin Seifun Group                                     300               3
   Nitori                                                34,200           1,697
   Nitto Denko (B)                                       26,500           1,241
   Nomura Holdings                                       67,100           1,395
   NSK (B)                                              164,000           1,561
   NTT Data (B)                                             665           3,374
   NTT DoCoMo (B)                                           639           1,180
   NTT Urban Development (B)                                905           2,115
   Obayashi (B)                                         489,000           3,148
   Odakyu Electric Railway (B)                          177,000           1,291
   Oiles                                                  5,280             116


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007    5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Okasan Holdings (B)                                   37,000   $         288
   Oki Electric Industry (B)                            878,000           1,688
   Ono Pharmaceutical (B)                                19,400           1,084
   Oriental Land                                          6,700             398
   ORIX (B)                                              84,780          22,043
   Osaka Gas (B)                                        174,000             673
   OSG (B)                                               95,300           1,442
   Otsuka (B)*                                           16,000           1,529
   PanaHome (B)                                          23,000             153
   Ricoh (B)                                            172,000           3,868
   Riso Kagaku*                                           1,400              28
   Rohm                                                  67,700           6,129
   Sankyo (B)                                            18,600             816
   Sanwa Shutter (B)                                     43,000             267
   SBI Holdings (B)*                                      4,000           1,514
   Sega Sammy Holdings (B)                               28,900             673
   Seikagaku                                             10,500             112
   Seiko Epson (B)                                      114,100           3,353
   Seino Transportation (B)                              42,000             396
   Sekisui Chemical (B)                                 205,100           1,631
   Sekisui House (B)                                     80,000           1,243
   Sharp (B)                                            303,000           5,825
   Shimamura (B)                                         10,300           1,131
   Shin-Etsu Chemical                                    46,200           2,813
   Shinko Securities                                     37,000             187
   Shinsei Bank (B)                                     241,000           1,153
   Shiseido (B)                                          87,000           1,765
   Showa Shell Sekiyu                                   219,100           2,678
   SMC                                                   23,400           3,133
   Softbank (B)                                         501,900          12,880
   Sojitz*                                              143,900             598
   Sompo Japan Insurance                                174,000           2,165
   Sony (B)                                              75,700           3,840
   Stanley Electric                                      67,800           1,375
   Sumco (B)                                             43,300           1,797
   Sumitomo (B)                                         360,000           6,464
   Sumitomo Bakelite (B)                                 49,000             354
   Sumitomo Chemical (B)                                320,000           2,412
   Sumitomo Heavy Industries                            541,000           5,379
   Sumitomo Metal Industries (B)                        736,000           3,796
   Sumitomo Metal Mining (B)                            183,000           3,526
   Sumitomo Mitsui Financial Group (B)                    2,561          23,208
   Sumitomo Osaka Cement                              1,227,500           3,680
   Sumitomo Realty & Development                        114,000           4,316
   Sumitomo Titanium (B)*                                15,000           1,663
   Sumitomo Trust & Banking                              54,000             562
   Suzuki Motor                                         211,500           5,481
   Taiheiyo Cement                                      228,000           1,006
   Taisho Pharmaceutical (B)                             58,000           1,061
   Takeda Pharmaceutical (B)                            181,900          11,908
   Takefuji                                              22,030             883
   Tanabe Seiyaku (B)                                    66,000             896
   TDK (B)                                               53,200           4,605

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Teijin (B)                                           186,000   $       1,048
   Toho Titanium (B)*                                    33,700           1,647
   Tohoku Electric Power (B)                            171,900           4,353
   Tokai Rika                                            13,900             329
   Tokuyama (B)                                          94,000           1,640
   Tokyo Electric Power (B)                             426,600          14,560
   Tokyo Electron                                        78,800           5,499
   Tokyo Gas (B)                                        415,000           2,309
   Tokyo Steel Manufacturing                             20,900             307
   Tokyu                                                241,000           1,874
   Toppan Printing (B)                                  108,000           1,125
   Topy Industries                                       39,000             157
   Toshiba (B)                                        1,021,000           6,805
   Tosoh*                                                37,000             190
   Towa Real Estate Development (B)*                     21,000             113
   Toyo Seikan Kaisha                                   258,200           5,194
   Toyo Suisan Kaisha                                   299,900           5,893
   Toyota Auto Body                                      20,100             377
   Toyota Industries                                     99,800           4,716
   Toyota Motor (B)                                     508,600          32,521
   Toyota Tsusho                                         59,300           1,512
   Trend Micro (B)                                       62,500           1,704
   TV Asahi                                                 178             357
   UNY                                                   73,000           1,000
   Ushio (B)                                             48,600             936
   West Japan Railway (B)                                   291           1,341
   Yahoo! Japan (B)                                       8,474           2,917
   Yamada Denki                                          33,710           3,135
   Yamaha                                               323,800           7,212
   Yamaha Motor                                          41,600           1,163
   Yamato Kogyo                                           5,400             169
   Yamato Transport (B)                                 165,800           2,668
   Yamazaki Baking (B)                                  527,400           4,802
   Yaskawa Electric (B)                                 210,000           2,476
                                                                  --------------
                                                                        718,687
                                                                  --------------

LUXEMBOURG -- 0.0%
   SES Global FDR (Paris Exchange)                       74,390           1,406
                                                                  --------------

MEXICO -- 0.7%
   America Movil ADR, Ser L                             307,750          14,707
   Fomento Economico Mexicano ADR                        88,435           9,762
   Telefonos de Mexico ADR, Ser L                        42,500           1,420
                                                                  --------------
                                                                         25,889
                                                                  --------------

NETHERLANDS -- 4.1%
   ABN AMRO Holding                                     199,229           8,545
   Aegon                                                304,934           6,056
   Akzo Nobel                                           227,473          17,214
   ASML Holding*                                         16,357             403
   Buhrmann                                             187,500           2,516
   Corio+                                                18,100           1,639


--------------------------------------------------------------------------------
6    SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CSM                                                    5,919   $         210
   European Aeronautic Defense and Space                244,537           7,558
   Fugro                                                 25,730           1,301
   Heineken Holding                                      65,662           2,897
   Hunter Douglas                                         5,200             457
   ING Groep                                            714,218          30,091
   Koninklijke Ahold*                                   155,600           1,812
   Koninklijke DSM                                       46,174           2,061
   Koninklijke Philips Electronics                      128,400           4,887
   Mittal Steel                                         210,567          11,147
   Randstad Holdings                                     15,704           1,214
   Reed Elsevier                                        120,655           2,126
   Royal Dutch Shell, Cl A                              499,300          16,550
   Royal Dutch Shell, Cl A (GBP)                        156,664           5,196
   Royal Dutch Shell, Cl B                              439,025          14,561
   Royal KPN                                            268,132           4,162
   Royal Numico                                          17,862             918
   Unilever                                             382,265          11,093
   Univar                                                11,100             614
   Wolters Kluwer                                       124,730           3,729
                                                                  --------------
                                                                        158,957
                                                                  --------------

NEW ZEALAND -- 0.2%
   Air New Zealand                                       63,080             105
   Fletcher Building                                    206,900           1,627
   Telecom of New Zealand                             1,095,403           3,705
   Tower*                                               982,800           1,581
                                                                  --------------
                                                                          7,018
                                                                  --------------

NORWAY -- 0.5%
   DET Norske Oljeselskap*                              808,700           1,448
   DnB                                                  338,400           4,756
   Norske Skogindustrier                                 77,142           1,314
   Orkla                                                 64,200           4,507
   Tandberg                                             265,200           5,518
   Telenor                                              120,600           2,134
   Yara International                                    41,600           1,143
                                                                  --------------
                                                                         20,820
                                                                  --------------

PORTUGAL -- 0.5%
   Banco BPI                                             79,147             685
   Banco Comercial Portugues                          1,865,766           6,731
   Banco Espirito Santo (B)                             361,056           6,868
   Energias de Portugal                                 918,403           4,915
   Sonae Industria*                                     145,000           1,781
                                                                  --------------
                                                                         20,980
                                                                  --------------

RUSSIA -- 0.2%
   OAO Gazprom ADR                                      214,350           8,981
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
SINGAPORE -- 1.5%
   Allgreen Properties                                4,303,300   $       4,960
   CapitaLand                                           134,000             706
   Cerebos Pacific                                        3,000               7
   DBS Group Holdings                                   788,400          11,112
   Flextronics International*                           257,000           2,812
   Fraser and Neave                                      60,000             202
   Guocoland                                            102,000             282
   Haw Par                                                8,000              38
   Ho Bee Investment                                    110,000             164
   Hotel Plaza                                           20,000              30
   Jardine Cycle & Carriage                             576,500           4,518
   K1 Ventures                                          177,000              38
   Kim Eng Holdings                                      12,000              13
   Metro Holdings                                        73,000              41
   MobileOne                                             71,000             102
   Neptune Orient Lines                               2,716,600           5,797
   SembCorp Industries                                  686,800           2,307
   Singapore Airlines                                   242,145           2,647
   Singapore Petroleum                                   10,000              32
   Singapore Press Holdings                             123,000             356
   Singapore Technologies Engineering                   203,000             444
   Singapore Telecommunications                       1,948,350           4,209
   SP Chemicals                                          69,000              49
   STATS ChipPAC*                                     5,584,900           6,694
   United Industrial                                    126,000             241
   United Overseas Bank                                 115,000           1,590
   UOL Group                                          1,560,100           5,240
   Venture*                                             181,200           1,742
   Wheelock Properties S                                 55,000             117
   Wing Tai Holdings                                    109,000             228
                                                                  --------------
                                                                         56,718
                                                                  --------------

SOUTH AFRICA -- 0.3%
   ABSA Group                                            75,200           1,447
   Harmony Gold Mining                                  269,900           3,768
   Sanlam                                               745,380           2,055
   Sasol                                                 76,067           2,539
   Standard Bank Group                                   81,700           1,203
   Tiger Brands                                          43,500           1,062
                                                                  --------------
                                                                         12,074
                                                                  --------------

SOUTH KOREA -- 0.6%
   Honam Petrochemical                                   23,600           2,045
   Hyundai Mobis                                         16,270           1,398
   Industrial Bank of Korea                              49,730             997
   Kookmin Bank                                          34,520           3,097
   POSCO                                                  2,700           1,134
   Samsung Electronics GDR                                9,218           2,804
   Shinhan Financial Group                              213,760          12,272
                                                                  --------------
                                                                         23,747
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007    7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
SPAIN -- 3.3%
   Acciona                                                3,026   $         653
   Acerinox                                             224,527           5,694
   ACS Actividades Construcciones y Servicios           264,579          16,007
   Altadis*                                              54,028           3,457
   Antena 3 de Television (B)                            71,831           1,600
   Banco Bilbao Vizcaya Argentaria                      454,916          11,130
   Banco Popular Espanol                                168,770           3,469
   Banco Santander Central Hispano                    1,278,367          22,735
   Ebro Puleva                                          287,046           6,752
   Endesa                                                89,976           4,848
   Fomento de Construcciones y Contratas                 15,200           1,557
   Gas Natural SDG*                                     229,550          10,740
   Iberdrola                                             83,935           3,954
   Inditex                                               18,130           1,123
   Repsol                                               609,224          20,469
   Sol Melia                                             44,100           1,057
   Telefonica                                           540,192          11,865
                                                                  --------------
                                                                        127,110
                                                                  --------------

SWEDEN -- 2.1%
   Assa Abloy, Cl B                                      61,500           1,407
   Atlas Copco, Cl A                                    391,250          12,937
   Axfood                                                11,900             468
   Boliden                                              130,600           2,867
   D Carnegie                                            14,400             298
   Electrolux, Ser B*                                   251,300           6,340
   Eniro                                                112,200           1,411
   Fabege                                                59,100           1,478
   Getinge                                              211,300           4,789
   Hennes & Mauritz, Cl B                                35,750           2,048
   Investor, Cl B                                       328,950           7,783
   Kungsleden                                           292,900           5,239
   Nordea Bank                                          101,800           1,618
   Scania, Cl B                                          26,700           2,086
   Skandinaviska Enskilda Banken, Cl A                   92,600           2,950
   Svenska Cellulosa, Cl B                              127,100           6,775
   Svenska Handelsbanken, Cl A                           55,600           1,644
   Swedish Match                                        181,900           3,234
   Telefonaktiebolaget LM Ericsson, Cl B                118,820             435
   TeliaSonera                                          546,500           4,693
   Trelleborg, Cl B                                      79,900           2,067
   Volvo, Cl B                                          113,100           9,479
   Wihlborgs Fastigheter*                                 6,669             143
                                                                  --------------
                                                                         82,189
                                                                  --------------

SWITZERLAND -- 5.0%
   ABB                                                  177,063           3,017
   Banque Cantonale Vaudoise                              1,409             668
   Bucher Industries                                      5,200             699
   Ciba Specialty Chemicals                              12,600             826

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Clariant*                                             64,000   $       1,093
   Compagnie Financiere Richemont, Cl A                 145,667           8,108
   Credit Suisse Group                                  333,698          23,836
   Energiedienst Holding*                                    42              21
   Forbo Holding*                                         1,552             684
   Geberit                                                  303             464
   Helvetia Holding                                       1,171             499
   Holcim                                               101,931          10,161
   Nestle                                                36,815          14,272
   Nobel Biocare Holding*                                 4,700           1,706
   Novartis                                             435,493          24,864
   OC Oerlikon                                            8,700           5,259
   Petroplus Holdings*                                   12,587             892
   Phonak Holding                                         5,907             450
   Rieter Holding                                           357             177
   Roche Holding                                        141,641          24,945
   STMicroelectronics                                    91,100           1,747
   Swatch Group                                          14,266             759
   Swiss Life Holding                                     5,760           1,439
   Swiss Reinsurance                                    164,512          14,958
   Swisscom                                              14,782           5,319
   UBS                                                  300,123          17,750
   Xstrata                                              244,901          12,546
   Zurich Financial Services                             54,806          15,746
                                                                  --------------
                                                                        192,905
                                                                  --------------

TAIWAN -- 0.3%
   AU Optronics                                         940,000           1,344
   Compal Electronics                                 1,284,362           1,087
   HON HAI Precision Industry GDR                        79,952           1,082
   Siliconware Precision Industries                     336,000             629
   Taiwan Semiconductor Manufacturing                 1,023,086           2,099
   Taiwan Semiconductor Manufacturing ADR               416,280           4,475
   United Microelectronics                            2,334,000           1,347
                                                                  --------------
                                                                         12,063
                                                                  --------------

THAILAND -- 0.0%
   PTT                                                  199,200           1,184
   Total Access Communications*                           4,000              18
                                                                  --------------
                                                                          1,202
                                                                  --------------

TURKEY -- 0.0%
   Ford Otomotiv Sanayi                                      --              --
                                                                  --------------

UNITED KINGDOM -- 15.8%
   3i Group                                              39,075             871
   Acergy                                               456,600           9,706
   Amec                                                 123,180           1,280
   Anglo American                                       316,261          16,605
   Antofagasta                                          159,000           1,615
   ARM Holdings                                         191,111             502


--------------------------------------------------------------------------------
8    SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   AstraZeneca                                          376,191   $      20,173
   AstraZeneca (SEK)                                     68,136           3,647
   Aviva                                              1,324,672          19,447
   BAE Systems                                        1,641,700          14,812
   Balfour Beatty                                        42,630             399
   Barclays                                           1,597,016          22,584
   Barratt Developments                                 178,030           3,858
   Bellway                                              198,261           6,183
   BHP Billiton                                         114,532           2,545
   Bovis Homes Group                                    250,429           5,658
   BP                                                 1,754,856          18,999
   Brit Insurance Holdings                               88,000             557
   British Airways*                                     581,384           5,542
   British American Tobacco                              90,822           2,831
   British Energy Group*                                379,574           3,627
   British Land+                                         49,821           1,493
   BT Group                                           1,383,422           8,242
   Burberry Group                                       594,300           7,612
   Cable & Wireless                                   1,440,800           4,708
   Cadbury Schweppes                                    234,967           3,005
   Carnival                                              67,617           3,248
   Carphone Warehouse Group                             254,500           1,381
   Centrica                                             409,921           3,107
   Compass Group                                        666,200           4,443
   Cookson Group                                        433,314           5,282
   Daily Mail & General Trust                            33,015             526
   Diageo                                               594,250          11,999
   Emap                                                  30,450             452
   Enterprise Inns                                       75,791             994
   Firstgroup                                            26,592             347
   Friends Provident                                  1,547,271           5,842
   GKN                                                  186,000           1,392
   GlaxoSmithKline                                      830,169          22,747
   Great Portland Estates+                              112,100           1,706
   Greene King                                          122,500           2,650
   Hammerson+                                           155,400           5,282
   Hanson                                                49,095             787
   Hays                                                 189,156             582
   HBOS                                               1,110,708          22,809
   Home Retail Group*                                   104,186             907
   HSBC Holdings                                      1,328,811          23,183
   Imperial Tobacco Group                               118,722           5,298
   Intercontinental Hotels Group                              1              --
   International Power                                  738,770           5,745
   Investec                                              77,111             995
   ITV                                                2,194,200           4,691
   J Sainsbury                                        1,426,370          15,373
   Kazakhmys                                             72,400           1,663
   Kesa Electricals                                     231,600           1,540
   Kingfisher                                           256,900           1,402
   Land Securities Group+                                10,623             446

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Legal & General Group                              1,733,278   $       5,405
   Liberty International+                                61,700           1,509
   Lloyds TSB Group                                     407,603           4,477
   LogicaCMG                                             54,722             191
   Man Group                                            149,700           1,630
   Marks & Spencer Group                                840,050          11,146
   Michael Page International                            91,149             957
   Millennium & Copthorne Hotels                         73,000             974
   Mitchells & Butlers                                  246,790           3,809
   National Grid                                        390,523           6,109
   Next                                                  33,997           1,500
   Old Mutual                                         1,184,167           3,811
   Pearson                                              356,969           6,105
   Provident Financial                                  160,100           2,525
   Prudential                                           384,000           5,404
   Punch Taverns                                        404,539           9,894
   Rank Group                                           256,320           1,027
   Reckitt Benckiser                                     38,738           2,010
   Reed Elsevier                                        422,814           5,038
   Reuters Group                                        140,000           1,280
   Rexam                                                445,700           4,808
   Rio Tinto                                             89,448           5,091
   Royal & Sun Alliance Insurance Group               1,381,994           4,391
   Royal Bank of Scotland Group                       1,056,588          41,115
   SABMiller                                            307,786           6,731
   Scottish & Newcastle                                 730,146           8,614
   Scottish & Southern Energy                            95,683           2,892
   Scottish Power                                       780,165          12,241
   Severn Trent                                          56,100           1,578
   Signet Group*                                      1,968,000           4,844
   Smith & Nephew                                       595,850           7,550
   Smiths Group                                          62,385           1,258
   Stagecoach Group                                      74,945             265
   Standard Chartered                                   160,422           4,606
   Tate & Lyle                                          113,858           1,284
   Taylor Woodrow                                       401,998           3,860
   Tesco                                                301,200           2,624
   Travis Perkins                                        37,200           1,468
   Trinity Mirror                                        53,045             554
   Unilever                                             216,720           6,508
   United Utilities                                      59,591             883
   Vodafone Group                                    20,448,706          54,345
   Whitbread                                            189,453           7,012
   William Hill                                          84,600           1,055
   Wimpey George                                        675,390           8,418
   WPP Group                                              6,387              96
   Yell Group                                           255,100           2,992
                                                                  --------------
                                                                        615,204
                                                                  --------------

Total Common Stock
   (Cost $2,573,566) ($ Thousands)                                    3,302,564
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007    9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS -- 7.7%
   FHLMC
       6.000%, 07/01/21 to 02/01/22                       5,866   $       5,964
   FHLMC (D)
       5.815%, 02/01/36                                   1,285           1,293
   FHLMC 15 Year TBA
       6.000%, 04/01/16 to 11/01/21                      22,605          22,980
   FNMA
       6.500%, 04/30/37                                  19,000          19,380
       5.500%, 12/01/20 to 03/01/21                      26,428          26,500
   FNMA 15 Year TBA
       5.500%, 12/01/20 to 04/30/22                      24,759          24,815
       5.000%, 04/30/20                                 139,000         137,045
   FNMA 30 Year TBA
       6.000%, 04/30/37                                  12,000          12,086
       5.500%, 04/30/35                                  18,000          17,809
   GNMA (D)
       5.625%, 02/20/34                                   1,831           1,849
       5.500%, 06/20/34                                   4,318           4,355
       5.375%, 04/20/23                                   1,465           1,480
       5.250%, 01/20/30                                     541             546
       5.000%, 02/20/33                                     847             853
       4.500%, 07/20/34 to 06/20/36                       4,304           4,302
       4.000%, 07/20/35                                   1,218           1,224
       3.750%, 02/20/34                                   7,719           7,681
   GNMA (D) (I)
       5.000%, 02/20/35                                     266             268
       4.500%, 08/20/34 to 03/20/36                       2,345           2,359
       4.375%, 06/20/33                                   1,917           1,933
       4.000%, 02/20/36                                   1,212           1,215
       3.000%, 04/20/35                                   4,706           4,691
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed Obligations
   (Cost $299,558) ($ Thousands)                                        300,628
                                                                  --------------

ASSET-BACKED SECURITIES -- 6.9%
   ACE Securities, Ser 2003-NC1, Cl M (D)
       6.100%, 04/25/07                                   2,100           2,109
   ACE Securities, Ser 2003-OP1, Cl M1 (D)
       6.020%, 04/26/07                                     800             803
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (D)
       8.070%, 04/12/07                                     360             307
   Adjustable Rate Mortgage Trust,
     Ser 2005-5, Cl 1A1 (D)
       4.946%, 09/25/35                                   1,815           1,821
   Aegis Asset Backed Securities Trust,
     Ser 2003-3, Cl M1 (D)
       6.020%, 04/25/07                                     193             194

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   American Home Mortgage Investment
     Trust, Ser 2004-3, Cl 3A (D)
       3.710%, 04/01/07                                   2,729   $       2,729
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 4A1 (D)
       4.992%, 04/01/07                                     626             627
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A (D) (J)
       5.294%, 04/25/07                                  18,062          18,076
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A (D) (J)
       5.350%, 04/25/07                                   9,685           9,719
   American Home Mortgage Investment
     Trust, Ser 2006-1, Cl 2A3 (D)
       5.100%, 04/25/07                                   4,789           4,744
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (D)
       6.220%, 04/25/07                                   1,424           1,424
   Argent Securities, Ser 2003-W5, Cl M1 (D)
       6.020%, 04/25/07                                     600             605
   Argent Securities, Ser 2003-W9, Cl M1 (D)
       6.010%, 04/26/07                                   1,201           1,206
   Asset-Backed Securities Home Equity
     Loan Trust, Ser 2003-HE5, Cl M1 (D)
       6.070%, 04/15/07                                   1,642           1,646
   Banc of America Commercial Mortgage,
     Ser 2006-2, Cl A1
       5.611%, 05/10/45                                   2,579           2,606
   Banc of America Funding, Ser 2006-A,
     Cl 2A2 (D)
       5.485%, 04/01/07                                     533             547
   Basic Asset Backed Securities Trust,
     Ser 2006-1, Cl A1 (D) (J)
       5.400%, 04/25/07                                   6,260           6,260
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2004-7, Cl 1A1 (D)
       4.876%, 04/01/07                                   1,285           1,302
   Bear Stearns Alt-A Trust, Ser 2004-12,
     Cl 2A2 (D)
       4.955%, 01/25/35                                   3,698           3,729
   Bear Stearns NIM Trust, Ser 2005-AQ2N,
     Cl A1 (F)
       5.500%, 09/25/35                                      --              --
   Carrington Mortgage Loan Trust,
     Ser 2005-NC4, Cl A1 (D)
       5.470%, 04/26/07                                     544             544
   Chase Funding Mortgage Loan,
     Ser 2003-1, Cl 1A4
       4.119%, 02/25/29                                     509             507
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1 (D)
       4.989%, 04/01/07                                   2,573           2,610


--------------------------------------------------------------------------------
10   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (D)
       6.470%, 04/27/07                                     800   $         810
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (D)
       7.320%, 04/27/07                                   1,221           1,132
   Countrywide Alternative Loan Trust,
     Ser 2006-0A11, Cl M3 (D)
       5.750%, 04/30/07                                   1,700           1,704
   Countrywide Asset-Backed Certificates,
     Ser 2003-5, Cl MV2 (D)
       6.920%, 01/25/34                                     993             999
   Countrywide Asset-Backed Certificates,
     Ser 2004-11, Cl A2 (D)
       5.700%, 03/25/33                                     652             652
   Countrywide Asset-Backed Certificates,
     Ser 2005-15, Cl 1AF1 (D)
       5.460%, 04/25/07                                   1,805           1,805
   Countrywide Asset-Backed Certificates,
     Ser 2006-IM1, Cl A1 (D)
       5.410%, 04/27/07                                   1,885           1,885
   Countrywide Home Equity Loan Trust,
     Ser 2006-D, Cl 2A (D)
       5.520%, 04/30/07                                   7,792           7,787
   Countrywide Home Loans, Ser 2004-22,
     Cl A1 (D)
       5.090%, 04/01/07                                   2,040           2,031
   Countrywide Home Loans,
     Ser 2006-HYB2, Cl 1A1 (D)
       5.152%, 04/20/07                                   6,256           6,253
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (D)
       5.616%, 03/25/37                                   2,453           2,463
   Credit Suisse Asset-Backed Mortgage
     Trust, Ser 2006-1, Cl A1B (D)
       5.540%, 04/26/07                                   2,114           2,114
   DLSA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M4 (D)
       6.060%, 04/19/07                                     760             762
   DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1 (D)
       5.920%, 04/19/07                                   1,211           1,221
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M5 (D)
       6.130%, 04/19/07                                     490             492
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M7 (D)
       7.070%, 04/19/07                                     490             492
   Deutsche Alternatives Securities Mortgage
     Loan Trust, Ser 2006-AB3, Cl A1 (D)
       6.250%, 06/30/36                                   4,609           4,615
   First Franklin Mortgage Loan Asset,
     Ser 2004-FF10, Cl A2 (D)
       5.720%, 04/26/07                                     458             459

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   First Franklin Mortgage Loan Asset,
     Ser 2005-FF4, Cl 2A3 (D)
       5.540%, 04/25/07                                   6,000   $       6,002
   First Horizon Alternative Mortgage Trust,
     Ser 2005-AA3, Cl 3A1 (D)
       5.354%, 04/01/07                                   1,090           1,092
   First Horizon Alternative Mortgage Trust,
     Ser 2006-AA6, Cl 2A1 (D)
       5.706%, 04/01/07                                  14,030          14,121
   First Horizon Mortgage Pass-Through Trust,
     Ser 2006-AR3, Cl 1A1 (D)
       5.702%, 04/01/07                                   3,261           3,282
   GMAC Mortgage Loan Trust,
     Ser 2006-HE1, Cl A (D) (J)
       5.530%, 04/25/07                                  17,300          17,282
   GSAA Home Equity NIM Trust,
     Ser 2006-2, Cl 2A1 (D) (J)
       5.420%, 04/27/07                                   9,226           9,221
   GSAA Home Equity NIM Trust,
     Ser 2006-3N, Cl N1 (F)
       5.750%, 03/25/36                                      35              34
   GSAA Home Equity NIM Trust,
     Ser 2006-HE3N, Cl N1 (F)
       5.500%, 05/25/36                                     222             216
   Greenpoint Mortgage Funding Trust,
     Ser 2006-AR1, Cl M3 (D)
       5.890%, 04/27/07                                   1,246           1,238
   Home Equity Asset NIM Trust,
     Ser 2003-4, Cl M2 (D)
       7.220%, 04/25/07                                   1,265           1,266
   Home Equity Asset NIM Trust,
     Ser 2006-1N, Cl A (F)
       6.500%, 05/27/36                                     250             187
   Indymac Mortgage Loan Trust,
     Ser 2004-AR11, Cl 4A1 (D)
       5.817%, 04/01/07                                   5,744           5,779
   Indymac Mortgage Loan Trust,
     Ser 2004-AR6, Cl 1A (D)
       5.469%, 04/01/07                                     878             903
   Lehman Mortgage Trust, Ser 2006-4,
     Cl 4A1
       6.000%, 08/25/21                                  10,372          10,525
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (D)
       7.070%, 04/30/07                                   1,850           1,756
   Lehman XS Trust, Ser 2005-7N,
     Cl M71 (D)
       7.070%, 04/27/07                                   1,075           1,025
   MLCC Mortgage Investors, Ser 2006-1,
     Cl 1A1 (D)
       5.350%, 02/25/36                                   6,756           6,862
   Master Adjustable Rate Mortgages,
     Ser 2005-2, Cl 3A1 (D)
       4.770%, 04/01/07                                   3,604           3,629


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Master Asset Backed Securities Trust,
     Ser 2003-WMC2, Cl M1 (D)
       6.020%, 04/27/07                                     712   $         712
   Master Asset Backed Securities Trust,
     Ser 2006-AB1, Cl A1 (D) (J)
       5.460%, 04/27/07                                   8,719           8,720
   Merill Lynch Mortgage Investors Trust,
     Ser 2005-A4, Cl 1A (D)
       4.762%, 04/01/07                                     678             684
   Merrill Lynch Mortgage Investors Trust,
     Ser 2003-HE1, Cl M2 (D)
       6.970%, 04/25/07                                     520             520
   Merrill Lynch Mortgage Investors Trust,
     Ser 2005-HE2, Cl A2A (D)
       5.430%, 04/27/07                                   1,148           1,148
   Morgan Stanley Capital I, Cl 2003-NC8,
     Cl M1 (D)
       6.020%, 04/27/07                                   2,000           2,002
   New Century Home Equity Loan Trust,
     Ser 2004-A, Cl AII3 (D)
       4.450%, 04/01/07                                   2,245           2,234
   New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (D) (J)
       4.940%, 04/25/07                                     767             767
   Nomura Asset Acceptance,
     Ser 2004-R1, Cl A1 (F)
       6.500%, 03/25/34                                   1,645           1,683
   Nomura Asset Acceptance,
     Ser 2004-R2, Cl A1 (D) (F)
       6.500%, 10/25/34                                   1,930           1,971
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (D)
       5.970%, 04/23/07                                   1,250           1,253
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (D) (F)
       7.820%, 04/27/07                                     230             203
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (D) (F)
       7.820%, 04/27/07                                     500             414
   Residential Accredit Loans,
     Ser 2005-Q05, Cl M3 (D)
       6.120%, 04/25/07                                   1,296           1,315
   Residential Accredit Loans,
     Ser 2005-QA3, Cl NB2 (D)
       5.267%, 04/25/07                                   5,443           5,466
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (D)
       5.720%, 04/27/07                                     737             742
   Residential Asset Mortgage Products,
     Ser 2003-RS11, Cl MII1 (D)
       6.050%, 04/25/07                                     188             189

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Asset Securities,
     Ser 2006-EMX2, Cl A1 (D)
       5.400%, 04/27/07                                   4,138   $       4,139
   Residential Asset Securities,
     Ser 2006-KS2, Cl A1 (D) (J)
       5.390%, 04/27/07                                   6,140           6,141
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1 (D)
       5.274%, 04/25/07                                   5,675           5,703
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (D) (F)
       5.420%, 04/25/07                                   4,297           4,296
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (D) (F)
       5.470%, 04/25/07                                   5,355           5,354
   SB Finance NIM Trust, Ser 2006-KS4N,
     Cl N1 (F)
       7.500%, 06/25/36                                     296             295
   Sharps SP I LLC NIM Trust,
     Ser 2005-HE3N, Cl N (F)
       5.000%, 05/25/35                                     460             460
   Structured Adjustable Rate Mortgage
     Loan, Ser 2005-16 XS, Cl M2 (D)
       6.220%, 04/25/07                                     775             780
   Structured Asset Investment Loan Trust,
     Ser 2005-1, Cl A4 (D) (F)
       5.550%, 04/25/07                                   1,134           1,135
   Structured Asset Investment Loan Trust,
     Ser 2005-8, Cl A2 (D)
       5.450%, 04/25/07                                     930             930
   Structured Asset Securities,
     Ser 2005-NC1, Cl A2 (G)
       3.920%, 02/25/35                                     166             166
   Terwin Mortgage Trust, Ser 2006-5,
     Cl 1A2A (D) (F) (J)
       5.410%, 04/26/07                                  12,598          12,595
   Terwin Mortgage Trust, Ser 2006-6,
     Cl 2A1 (D)
       4.500%, 06/25/36                                   1,725           1,712
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY4, Cl 1A1 (D)
       5.575%, 04/01/07                                   8,000           8,010
   Wells Fargo Mortgage Backed Securities
     Trust, Ser 2004-I, Cl B1 (D)
       3.365%, 04/01/07                                     634             638
                                                                  --------------

Total Asset-Backed Securities
   (Cost $267,692) ($ Thousands)                                        268,588
                                                                  --------------


--------------------------------------------------------------------------------
12   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 1.2%

UNITED STATES -- 1.2%
   Aetna
       5.750%, 06/15/11                                   1,520   $       1,552
   Bear Stearns
       5.350%, 02/01/12                                   1,290           1,293
   Cit Group
       5.000%, 02/13/14                                   2,030           1,973
   Comcast
       5.300%, 01/15/14                                   1,035           1,021
   Cox Communications
       4.625%, 06/01/13                                   1,520           1,454
   Credit Suisse First Boston USA
       6.500%, 01/15/12                                   1,015           1,067
   Dominion Resources
       4.750%, 12/15/10                                   1,015           1,001
   Exelon Generation
       6.950%, 06/15/11                                   1,520           1,593
   Genworth Financial
       5.750%, 06/15/14                                   1,520           1,550
   Goldman Sachs
       5.500%, 11/15/14                                   3,045           3,036
   HSBC Finance
       6.375%, 10/15/11                                   1,520           1,584
   Istar Financial+
       5.875%, 03/15/16                                   1,015           1,008
   JPMorgan Chase
       5.125%, 09/15/14                                   1,520           1,496
   Kinder Morgan Energy Partners
       5.000%, 12/15/13                                   1,520           1,471
   Lehman Brothers Holdings MTN
       5.750%, 05/17/13                                     510             521
       5.500%, 04/04/16                                   1,010           1,004
   Lincoln National (D)
       6.050%, 04/20/67                                     760             743
   Merrill Lynch
       6.050%, 05/16/16                                   1,520           1,559
   Morgan Stanley
       4.750%, 04/01/14                                   1,520           1,444
   Morgan Stanley MTN, Ser G (D)
       5.660%, 04/04/07                                   1,380           1,378
   Residential Capital
       6.875%, 06/30/15                                     265             267
       6.500%, 04/17/13                                   3,990           3,952
       6.000%, 02/22/11                                     700             690
   Shinsei Finance Cayman (D) (F)
       6.418%, 01/29/49                                   1,740           1,758
   Simon Property Group+
       5.750%, 12/01/15                                   1,015           1,029
       5.600%, 09/01/11                                     795             807
   Teva Pharmaceutical
       5.550%, 02/01/16                                   1,520           1,492

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Time Warner
       6.875%, 05/01/12                                   1,520   $       1,620
   Vodafone Group
       5.625%, 02/27/17                                     745             739
       5.350%, 02/27/12                                     255             256
   Wachovia
       5.300%, 10/15/11                                   2,485           2,499
       4.875%, 02/15/14                                   1,015             984
   Washington Mutual Preferred
     Funding (D) (F)
       6.534%, 03/15/49                                   1,900           1,869
   Wellpoint
       6.800%, 08/01/12                                   1,015           1,082
                                                                  --------------

Total Corporate Obligations
   (Cost $45,862) ($ Thousands)                                          46,792
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
   FHLMC (H)
       6.050%, 04/18/07                                      50              50
       5.249%, 11/09/07                                  18,300          17,728
       5.213%, 07/02/07                                   1,000             987
       5.200%, 04/17/07                                     375             374
   FHLMC CMO STRIPS, Ser 232,
     Cl IO, IO (E)
       5.000%, 08/01/35                                  19,423           4,559
   FHLMC CMO STRIPS, Ser 233,
     Cl 12, IO (E)
       5.000%, 09/15/35                                   4,955           1,167
   FHLMC CMO STRIPS, Ser 233,
     Cl 4, IO (E)
       4.500%, 09/15/35                                   1,653             386
   FNMA (A) (H)
       5.255%, 06/01/07                                     200             198
   FNMA (H)
       5.235%, 07/02/07                                     475             469
       5.213%, 08/01/07                                     150             147
       5.204%, 06/27/07                                   1,575           1,555
       5.150%, 04/18/07                                     550             549
   FNMA CMO STRIPS, Ser 10, Cl FD (D)
       5.670%, 03/25/36                                   6,022           6,040
   FNMA CMO STRIPS, Ser 359, Cl 6, IO (E)
       5.000%, 11/01/35                                   2,008             466
   FNMA CMO STRIPS, Ser 360, Cl 2, IO (E)
       5.000%, 08/01/35                                  30,624           7,189
   FNMA CMO STRIPS, Ser 365, Cl 2, IO (E)
       5.000%, 03/01/36                                   1,814             430
   FNMA CMO STRIPS, Ser 377, Cl 2, IO (E)
       5.000%, 10/01/36                                   4,254           1,023
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $43,210) ($ Thousands)                                          43,317
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%

AUSTRALIA -- 0.0%
   News                                                  44,855   $       1,035
                                                                  --------------

BRAZIL -- 0.1%
   Petroleo Brasileiro                                   65,000           1,466
   Usinas Siderurgicas de Minas Gerais, Cl A             54,200           2,643
                                                                  --------------
                                                                          4,109
                                                                  --------------

GERMANY -- 0.3%
   Porsche                                                5,751           8,747
   Volkswagen                                             8,361             857
                                                                  --------------
                                                                          9,604
                                                                  --------------

SOUTH KOREA -- 0.0%
   Samsung Electronics                                    2,900           1,364
                                                                  --------------

Total Preferred Stock
   (Cost $10,922) ($ Thousands)                                          16,112
                                                                  --------------

CASH EQUIVALENTS (K) -- 12.4%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.210%**                 32,821,224          32,821
   SEI Liquidity Fund, L.P, 5.520%. (C)**           450,120,478         450,120
                                                                  --------------

Total Cash Equivalents
   (Cost $482,941) ($ Thousands)                                        482,941
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 0.8%
   U.S. Treasury Bills (A)
       5.242%, 05/10/07                                   9,640           9,590
       5.089%, 05/24/07                                   4,729           4,696
       5.022%, 06/14/07                                     275             272
       2.209%, 04/19/07                                   1,960           1,955
   U.S. Treasury Inflationary Index Notes
       2.375%, 04/15/11                                  12,874          13,041
                                                                  --------------

Total U.S. Treasury Obligations
   (Cost $29,371) ($ Thousands)                                          29,554
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY LINKED WARRANTS -- 0.3%

                                                      Number of
                                                       Warrants
                                                      ---------
TAIWAN -- 0.3%
   HON HAI Precision Industry*                            1,545   $      10,376
                                                                  --------------

Total Equity Linked Warrants
   (Cost $7,182) ($ Thousands)                                           10,376
                                                                  --------------

EXCHANGE TRADED FUND -- 0.0%

UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund*                            100               8
                                                                  --------------

Total Exchange Traded Fund
   (Cost $7) ($ Thousands)                                                    8
                                                                  --------------

                                                      Number of
                                                         Rights
                                                      ---------
RIGHTS -- 0.0%

AUSTRIA -- 0.0%
   Conwert Immobilien Invest,
     Expires 04/09/07*                                        2              --
                                                                  --------------

HONG KONG -- 0.0%
   Henderson Land Development,
     Expires 12/21/06*                                       54              --
                                                                  --------------

SWEDEN -- 0.0%
   Fabege, Expires 04/27/07*                                 59              --
                                                                  --------------

Total Rights
   (Cost $0) ($ Thousands)                                                   --
                                                                  --------------

Total Investments -- 115.7%
   (Cost $3,760,311) ($ Thousands)                                $   4,500,880
                                                                  ==============


--------------------------------------------------------------------------------
14   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

-----------------------------------------------------------------------
                                                            UNREALIZED
                           CURRENCY          CURRENCY     APPRECIATION
MATURITY                 TO DELIVER        TO RECEIVE   (DEPRECIATION)
    DATE                (THOUSANDS)       (THOUSANDS)    ($ THOUSANDS)
-----------------------------------------------------------------------
4/23/07           USD         2,808 DKK        15,707       $        1
4/23/07           USD       126,399 EUR        95,022              181
4/23/07           USD         6,484 HKD        50,598               (5)
4/23/07           USD           556 NZD           791                9
4/23/07           USD         3,603 SGD         5,488               16
4/23/07-4/24/07   USD        57,317 AUD        71,871              696
4/23/07-4/24/07   USD        12,397 NOK        75,916               51
4/23/07-4/24/07   USD        11,893 SEK        83,031              (43)
4/23/07-7/12/07   USD       220,907 GBP       113,385            1,452
4/23/07-8/21/07   USD       220,663 JPY    25,734,191           (1,373)
4/23/07-8/21/07   JPY    17,626,500 USD       151,117              706
4/24/07           AUD        15,486 GBP         6,286             (173)
4/24/07           AUD        12,674 USD         9,949             (281)
4/24/07           CAD       116,222 USD        99,190           (1,631)
4/24/07           EUR        11,098 SEK       103,170              (60)
4/24/07           EUR         6,926 USD         9,220               (7)
4/24/07           GBP         1,472 AUD         3,663               71
4/24/07           GBP         8,689 USD        16,898             (143)
4/24/07           HKD       232,003 USD        29,731               20
4/24/07           MXP       259,707 USD        23,231             (334)
4/24/07           NZD         3,271 USD         2,286              (49)
4/24/07           SEK        39,920 EUR         4,307               40
4/24/07           SGD        38,666 USD        25,383             (120)
4/24/07           USD         9,466 CAD        11,120              181
4/24/07           ZAR       101,339 USD        13,576             (373)
4/24/07-7/20/07   GBP        39,199 JPY     9,042,000              308
4/24/07-8/21/07   JPY    15,430,000 NZD       192,780            5,375
4/24/07-8/21/07   NZD       150,008 JPY    11,792,000           (6,201)
4/24/07-8/21/07   USD       108,299 CHF       131,714              110
4/24/07-9/21/07   CHF       150,700 GBP        63,861              942
4/24/07-9/21/07   CHF        84,700 USD        69,399             (577)
4/24/07-9/21/07   GBP        52,086 CHF       122,600           (1,060)
4/24/07-9/21/07   JPY    10,842,000 GBP        47,253              (26)
9/21/07           CHF         4,600 NZD         5,534               85
9/21/07           JPY       446,000 AUD         4,870               48
                                                            ----------
                                                            $   (2,164)
                                                            ==========

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

-----------------------------------------------------------------------
                                                            UNREALIZED
                                                          APPRECIATION
TYPE OF                        NUMBER OF   EXPIRATION   (DEPRECIATION)
CONTRACT                       CONTRACTS         DATE    ($ THOUSANDS)
-----------------------------------------------------------------------
U.S. Long Treasury Bond             (29)     Jun-2007       $       26
U.S. 5-Year Note                   (224)     Jun-2007              (59)
U.S. 2-Year Note                     13      Jun-2007                8
U.S. 10-Year Note                   (82)     Jun-2007               (3)
Amsterdam Exchange Index            149      Apr-2007            1,007
CAC40 10 Euro                       535      Apr-2007            1,377
DAX Index                           150      Jun-2007            1,075
DJ Euro Stoxx 50 Index              657      Jun-2007              911
FTSE 100 Index                      972      Jun-2007            1,501
Hang Seng Index                      73      Apr-2007               77
IBEX 35 Index                        84      Apr-2007              667
MSCI Singapore Index                 80      Apr-2007               (1)
Nikkei 225 Index                     30      Jun-2007               78
OMX Index                         1,269      Apr-2007              431
S&P/MIB Index                        76      Jun-2007              664
SPI 200 Index                       250      Jun-2007              493
Topix Index                         418      Jun-2007            1,394
90-Day Euro$                       (174)     Mar-2008             (127)
90-Day Euro$                       (130)     Mar-2009             (128)
90-Day Euro$                       (129)     Mar-2010              (96)
90-Day Euro$                        (85)     Mar-2011              (91)
90-Day Euro$                         10      Mar-2012               (2)
90-Day Euro$                       (141)     Jun-2007               33
90-Day Euro$                        (49)     Jun-2008              (47)
90-Day Euro$                       (130)     Jun-2009             (120)
90-Day Euro$                       (152)     Jun-2010             (121)
90-Day Euro$                         38      Jun-2011              (12)
90-Day Euro$                       (174)     Sep-2007               (6)
90-Day Euro$                       (174)     Sep-2008             (175)
90-Day Euro$                       (130)     Sep-2009             (113)
90-Day Euro$                       (149)     Sep-2010             (112)
90-Day Euro$                         44      Sep-2011              (10)
90-Day Euro$                       (102)     Dec-2007              (62)
90-Day Euro$                       (426)     Dec-2008             (370)
90-Day Euro$                       (130)     Dec-2009             (115)
90-Day Euro$                       (132)     Dec-2010             (111)
90-Day Euro$                         10      Dec-2011               (2)
                                                            ----------
                                                            $    7,859
                                                            ==========


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Delivers payment on the quarterly
  reset spread from MSCI EAFE Index
  minus 20 basis points. Fund
  receives payment if the return on
  the spread appreciates over the
  payment period and pays if the
  return on the spread depreciates
  over the payment period.
  (Counterparty: Bear Stearns)          03/23/08        52,640        $     856

Delivers payment on the quarterly
  reset spread from Swiss Market
  Index plus 23 basis points. Fund
  receives payment if the return on
  the spread appreciates over the
  payment period and pays if the
  return on the spread depreciates
  over the payment period.
  (Counterparty: Bear Stearns)          01/24/08        35,600             (603)

Receive payment on the monthly
  reset spread from Banc of America
  - CMBS AAA10Yr Index plus 5 basis
  points times the notional amount.
  Fund receives payment if the
  return on the spread appreciates
  over the payment period and pays
  if the return on the spread
  depreciates over the payment
  period. (Counterparty: Bank of
  America)                              08/31/07        16,000              (24)

Receive payment on the monthly
  reset spread from Banc of America
  - CMBS AAA10Yr Index plus 8 basis
  points times the notional amount.
  Fund receives payment if the
  return on the spread appreciates
  over the payment period and pays
  if the return on the spread
  depreciates over the payment
  period. (Counterparty: Bank of
  America)                              07/31/07        85,000              (74)

Receive payment on the monthly
  reset spread from Banc of America
  - CMBS AAA10Yr Index plus 8 basis
  points times the notional amount.
  Fund receives payment if the
  return on the spread appreciates
  over the payment period and pays
  if the return on the spread
  depreciates over the payment
  period. (Counterparty: Bank of
  America)                              09/28/07        60,000              (53)

Receive payment on the monthly
  reset spread from Banc of America
  - CMBS AAA10Yr Index plus 12.5
  basis points times the notional
  amount. Fund receives payment if
  the return on the spread
  appreciates over the payment
  period and pays if the return on
  the spread depreciates over the
  payment period. (Counterparty:
  Bank of America)                      07/01/07         5,000               (4)

Receive payment on the monthly
  reset spread from Banc of America
  - CMBS IG 10Yr Index plus 22.5
  basis points times the notional
  amount. Fund receives payment if
  the return on the spread
  appreciates over the payment
  period and pays if the return on
  the spread depreciates over the
  payment period. (Counterparty:
  Bank of America)                      05/01/07        15,000              (26)

Receive payment on the monthly
  reset spread from Banc of America
  - CMBS AAA10Yr Index plus 15
  basis points times the notional
  amount. Fund receives payment if
  the return on the spread
  appreciates over the payment
  period and pays if the return on
  the spread depreciates over the
  payment period. (Counterparty:
  Wachovia)                             08/31/07        39,000              (16)

Receive payment on the monthly
  reset spread from Lehman Brothers
  - CMBS AAA 8.5 Plus Index minus 5
  basis points times the notional
  amount. Fund receives payment if
  the return on the spread
  appreciates over the payment
  period and pays if the return on
  the spread depreciates over the
  payment period. (Counterparty:
  Wachovia)                             06/30/07         8,000               (6)

Receive payment on the monthly
  reset spread from Lehman Brothers
  - CMBS AAA10YR Index plus 5 basis
  points times the notional amount.
  Fund receives payment if the
  return on the spread appreciates
  over the payment period and pays
  if the return on the spread
  depreciates over the payment
  period. (Counterparty: Wachovia)      08/31/07        50,000              (11)
                                                                      ---------
                                                                      $      39
                                                                      =========

--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives monthly payment of
  0.5400% (6.480% per annum) times
  the notional amount of the
  ABX.HE.A 06-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Bank of America)       07/25/45        21,500        $    (689)

Fund receives monthly payment of
  0.5400% (6.480% per annum) times
  the notional amount of the
  ABX.HE.A 06-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Bank of America)       07/25/45        23,500             (785)

Fund receives monthly payment of
  0.4400% (5.280% per annum) times
  the notional amount of the
  ABX.HE.A 06-2 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Bank of America)       05/24/46        14,000             (751)

Fund receives monthly payment of
  0.6400% (7.680% per annum) times
  the notional amount of the
  ABX.HE.A 07-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Bank of America)       08/25/37         2,000               28

Fund receives monthly payment of
  0.6400% (7.680% per annum) times
  the notional amount of the
  ABX.HE.A 07-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Bank of America)       07/25/45         2,250              (32)

Fund pays quarterly payment of
  0.3200% (1.280% per annum) times
  the notional amount of Alcan,
  Inc., 4.875%, 09/15/12. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Bank of America)       03/20/14         2,150                2

Fund pays quarterly payment of
  0.3500% (1.4000% per annum) times
  the notional amount of Alcan,
  Inc., 4.875%, 09/15/12. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Bank of America)       12/20/13         2,500              (11)

Fund pays quarterly payment of
  0.1100% (0.440% per annum) times
  the notional amount of Autozone,
  Inc., 5.875%, 10/15/12. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Bank of America)       12/20/11         2,500              (18)

Fund pays quarterly payment of
  0.5500% (2.2000% per annum) times
  the notional amount of Black &
  Decker Corp., 7.125%, 06/01/11.
  Upon a defined credit event, Fund
  will receive the notional amount
  and deliver the defined
  obligation. (Counterparty: Bank
  of America)                           12/20/11         2,500               13

Fund pays quarterly payment of
  0.4000% (1.600% per annum) times
  the notional amount of CDX.NA.IG.
  Index. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/11        45,900              283

Fund pays quarterly payment of
  0.4000% (1.600% per annum) times
  the notional amount of CDX.NA.IG.
  Index. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/11         2,500               (7)

Fund pays quarterly payment of
  0.4450% (1.780% per annum) times
  the notional amount of Darden
  Restaurants, Inc.., 7.125%,
  02/01/16. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/11         2,500               (5)

Fund pays quarterly payment of
  0.3900% (1.560% per annum) times
  the notional amount of Darden
  Restaurants, Inc.., 7.125%,
  02/01/16. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/13         2,500              (14)


--------------------------------------------------------------------------------
16   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
  0.4250% (1.700% per annum)
  times the notional amount of
  Eastman Chemical Co., 7.600%,
  02/01/27. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/11         2,500   $           (5)

Fund pays quarterly payment of
  1.1800% (4.720% per annum)
  times the notional amount of
  Gap, Inc., 8.800%, 12/15/08.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty: Bank
  of America)                           12/20/11         2,500                3

Fund pays quarterly payment of
  0.0975% (0.390% per annum)
  times the notional amount of
  Johnson Controls, Inc., 7.125%,
  07/15/17. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/13         2,500               (9)

Fund pays quarterly payment of
  0.4750% (1.900% per annum)
  times the notional amount of
  Ltd. Brands, Inc., 6.125%,
  12/01/12. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)        2/20/11         2,500              (15)

Fund pays quarterly payment of
  0.7300% (2.920% per annum)
  times the notional amount of
  Masco Corp., 5.875%, 07/15/12.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty: Bank
  of America)                           12/20/13         2,500               33

Fund pays quarterly payment of
  0.47500% (1.900% per annum)
  times the notional amount of
  MeadWestvaco, 6.850%, 04/01/12.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty: Bank
  of America)                           12/20/11         2,500              (15)

Fund pays quarterly payment of
  0.3500% (1.400% per annum)
  times the notional amount of
  MGIC Investment Corp., 6.000%,
  11/01/15. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/13         2,500               78

Fund pays quarterly payment of
  0.2200% (0.880% per annum)
  times the notional amount of
  Nucor Corp., 4.875%, 10/01/12.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty: Bank
  of America)                           12/20/11         2,500              15

Fund pays quarterly payment of
  0.0350% (0.140% per annum) times
  the notional amount of Pitney
  Bowes, Inc., 4.625%, 10/01/12.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty: Bank
  of America)                           12/20/11         5,200               (5)

Fund pays quarterly payment of
  0.3500% (1.400% per annum) times
  the notional amount of PMI
  Group, Inc., 6.000%, 09/15/16.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty: Bank
  of America)                            2/20/13         2,500               38

Fund pays quarterly payment of
  0.3500% (1.400% per annum) times
  the notional amount of Radian
  Group, Inc., 7.750%, 06/01/11.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty: Bank
  of America)                           12/20/13         2,500               69

Fund pays quarterly payment of
  0.1900% (0.760% per annum) times
  the notional amount of TJX Cos,
  Inc., 7.450%, 12/15/09. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Bank of America)       12/20/11         2,500              (13)

Fund pays quarterly payment of
  0.4500% (1.800% per annum) times
  the notional amount of
  Weyerhaeuser, Co., 6.750%,
  03/15/12. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Bank of America)       12/20/11         2,500                4

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives monthly payment of
  0.6400% (7.680% per annum) times
  the notional amount of the
  ABX.HE.A 07-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: JPMorgan Chase)        08/25/37         3,000   $          (49)

Fund pays quarterly payment of
  0.3400% (1.360% per annum) times
  the notional amount of Agrium,
  Inc., 8.250%, 02/15/11. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500               69

Fund pays quarterly payment of
  0.4600% (1.840% per annum) times
  the notional amount of Autozone,
  Inc., 5.875%, 10/15/12. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500               (2)

Fund pays quarterly payment of
  0.5500% (2.200% per annum) times
  the notional amount of Black &
  Decker Corp., 7.125%, 06/01/11.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty:
  JPMorgan Chase)                       12/20/11         2,500              (17)

Fund pays quarterly payment of
  0.2600% (1.040% per annum) times
  the notional amount of Dow
  Chemical Co., 6.000%, 10/01/12.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty:
  JPMorgan Chase)                       12/20/13         2,500                3

Fund pays quarterly payment of
  1.1800% (4.720% per annum) times
  the notional amount of Gap,
  Inc., 8.800%, 12/15/08. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500                1

Fund pays quarterly payment of
  0.3900% (1.560% per annum) times
  the notional amount of Hasbro,
  Inc., 2.750%, 12/01/21. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500              (17)

Fund pays quarterly payment of
  0.7700% (3.080% per annum) times
  the notional amount of Jones
  Apparel Group, Inc., 5.125%,
  11/15/14. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500              (26)

Fund pays quarterly payment of
  0.4500% (1.800% per annum) times
  the notional amount of Lubrizol
  Corp., 7.250%, 06/15/25. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500                2

Fund pays quarterly payment of
  0.3500% (1.400% per annum) times
  the notional amount of MGIC
  Investment Corp., 6.000%,
  11/01/15. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/13         2,500               73

Fund pays quarterly payment of
  0.2800% (1.120% per annum) times
  the notional amount of
  Nordstrom, Inc., 6.950%,
  03/15/28. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/13         2,500              (11)

Fund pays quarterly payment of
  0.2200% (0.880% per annum) times
  the notional amount of Nucor
  Corp., 4.875%, 10/01/12. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500                3

Fund pays quarterly payment of
  0.3500% (1.400% per annum) times
  the notional amount of PMI
  Group, Inc., 6.000%, 09/15/16.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty:
  JPMorgan Chase)                       12/20/13         2,500               (4)


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   17

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
  0.2000% (0.800% per annum) times
  the notional amount of PPG
  Industries, Inc., 7.050%,
  08/15/09. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: JPMorgan Chase)        12/20/11         2,500   $          (13)

Fund pays quarterly payment of
  0.3900% (1.560% per annum) times
  the notional amount of Radian
  Group, Inc., 7.750%, 06/01/11.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty:
  JPMorgan Chase)                       12/20/13         2,500               (5)

Fund pays quarterly payment of
  0.2700% (1.080% per annum) times
  the notional amount of Southwest
  Airlines Co., 6.500%, 03/01/12.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty:
  JPMorgan Chase)                       12/20/11         2,500               (5)

Fund pays quarterly payment of
  0.3200% (1.280% per annum) times
  the notional amount of
  Washington Mutual, Co., 5.250%,
  09/15/17. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: JPMorgan Chase)        03/20/12         2,300               18

Fund receives monthly payment of
  0.6400% (7.680% per annum) times
  the notional amount of the
  ABX.HE.A 07-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Merrill Lynch)         07/25/45         1,500              (37)

Fund receives monthly payment of
  0.6400% (7.680% per annum) times
  the notional amount of the
  ABX.HE.A 07-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Merrill Lynch)         07/25/45         4,500              (70)

Fund receives monthly payment of
  0.6400% (7.680% per annum) times
  the notional amount of the
  ABX.HE.A 07-1 Index. Upon a
  defined credit event, Fund pays
  the notional amount and takes
  receipt of the defined
  deliverable obligation.
  (Counterparty: Merrill Lynch)         07/25/45         2,000              (13)

Fund pays quarterly payment of
  0.4000% (1.600% per annum) times
  the notional amount of
  CDX.NA.IG. Index. Upon a defined
  credit event, Fund will receive
  the notional amount and deliver
  the defined obligation.
  (Counterparty: Merrill Lynch)         12/20/11        45,900              250

Fund pays quarterly payment of
  0.4000% (1.600% per annum) times
  the notional amount of CDX.NA.IG.
  Index. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Merrill Lynch)         12/20/11        12,700               81

Fund pays quarterly payment of
  0.4000% (1.600% per annum) times
  the notional amount of CDX.NA.IG.
  Index. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Merrill Lynch)         12/20/11         2,150               59

Fund pays quarterly payment of
  0.0625% (0.250% per annum) times
  the notional amount of Dow
  Chemical Co., 6.000%, 10/01/12.
  Upon a defined credit event,
  Fund will receive the notional
  amount and deliver the defined
  obligation. (Counterparty:
  Merrill Lynch)                        12/20/13         2,500               17

Fund pays quarterly payment of
  0.1300% (0.520% per annum) times
  the notional amount of Lowe's
  Cos., 8.250%, 06/01/10. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Merrill Lynch)         12/20/11         2,500               (2)

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
  0.2800% (1.120% per annum) times
  the notional amount of Nordstrom,
  Inc., 6.950%, 03/15/28. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Merrill Lynch)         12/20/13         2,500   $           24

Fund pays quarterly payment of
  0.4500% (1.800% per annum) times
  the notional amount of Lubrizol
  Corp., 7.250%, 06/15/25. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Merrill Lynch)         12/20/11         2,500              (20)

Fund pays quarterly payment of
  0.9000% (3.600% per annum) times
  the notional amount of MDC
  Holdings, Inc., 5.500%, 05/15/13.
  Upon a defined credit event, Fund
  will receive the notional amount
  and deliver the defined
  obligation. (Counterparty:
  Merrill Lynch)                        12/20/11         2,500              (26)

Fund pays quarterly payment of
  0.6900% (2.760% per annum) times
  the notional amount of RR
  Donnelly & Sons Co., 4.950%,
  04/01/14. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty:Merrill Lynch)          12/20/11         2,500               15

Fund pays quarterly payment of
  0.2700% (1.080% per annum) times
  the notional amount of Southwest
  Airlines Co., 6.500%, 03/01/12.
  Upon a defined credit event, Fund
  will receive the notional amount
  and deliver the defined
  obligation. (Counterparty:
  Merrill Lynch)                        12/20/11         2,500               (5)

Fund pays quarterly payment of
  0.4500% (1.800% per annum) times
  the notional amount of
  Weyerhaeuser Co., 6.750%,
  03/15/12. Upon a defined credit
  event, Fund will receive the
  notional amount and deliver the
  defined obligation.
  (Counterparty: Merrill Lynch)         03/20/12         2,500                8

Fund pays quarterly payment of
  0.3380% (1.352% per annum) times
  the notional amount of Whirlpool
  Corp., 7.750%, 07/15/16. Upon a
  defined credit event, Fund will
  receive the notional amount and
  deliver the defined obligation.
  (Counterparty: Merrill Lynch)         12/20/11         2,500               38
                                                                 --------------
                                                                 $       (1,469)
                                                                 ==============

      Percentages are based on Net Assets of $3,889,099 ($ Thousands).

 *    Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2007.

 +    Real Estate Investments Trust

(1)   In U.S. dollars unless otherwise indicated.

(A) Security, or portion thereof, has been pledged as collateral on open future contracts.

(B) This security or a partial position of this security is on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 was $427,005 ($ Thousands) (see Note 7).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2007 was $450,120 ($ Thousands) (see Note 7).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2007. The coupon and step bond changes on a specific date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(J) Security, or a poriton of this security, has been pledged as collateral on reverse repurchase agreements.

(K)   Investment in Affiliated Registered Investment Company (see Note 3).


--------------------------------------------------------------------------------
18   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

AUD -- Australian Dollar

CAD -- Canadian Dollar

CHF -- Swiss Franc

Cl -- Class

CMBS -- Commercial Mortgage-Backed Securities

CMO -- Collateralized Mortgage Obligation

DKK -- Danish Krone

EUR -- Euro

FDR -- Fiduciary Depositary Receipt

FHLMC-- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GBP -- British Pound Sterling

GDR -- Global Depositary Receipt

GNMA --Government National Mortgage Association

HKD -- Hong Kong Dollar

IO -- Interest Only -- face amount represents notional amount

JPY -- Japanese Yen

LLC -- Limited Liability Company

MTN -- Medium Term Note

MXP -- Mexican Peso

NIM -- Net Interest Margin

NOK -- Norwegian Krone

NZD -- New Zealand Dollar

REIT -- Real Estate Investment Trust

RNC -- Non-Convertible Savings Shares

SEK -- Swedish Krona

Ser -- Series

SGD -- Singapore Dollar

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

USD -- U.S. Dollar

ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   19

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                     21.0%
Energy                         14.2%
Information Technology         12.5%
Telecommunication Services     11.2%
Basic Materials                 9.5%
Consumer Discretionary          8.4%
Industrials                     7.2%
Consumer Staples                5.3%
Utilities                       5.2%
Short-Term Investments          3.9%
Healthcare                      1.3%
Exchange Traded Funds           0.3%
Debenture Bond                  0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.9%

ARGENTINA -- 0.2%
   IRSA Inversiones y
      Representaciones GDR*                              68,900   $       1,318
   MetroGas ADR*                                         10,600              47
   Petrobas Energia Participaciones ADR*                 55,800             580
   Telecom Argentina, Ser B ADR*                         38,900             830
   Telefonica de Argentina*                               3,225              61
                                                                  --------------
                                                                          2,836
                                                                  --------------

AUSTRALIA -- 0.1%
   Investcorp Bank GDR (A)*                              38,813           1,009
                                                                  --------------

BERMUDA -- 0.1%
   Credicorp                                             25,000           1,218
                                                                  --------------

BRAZIL -- 7.7%
   All America Latina Logistica                          98,800           1,206
   Aracruz Celulose ADR                                  12,043             631
   Arcelor Brasil                                        77,867           1,834
   Banco Bradesco ADR                                    52,800           2,135
   Banco do Brasil                                       40,700           1,327
   Banco Itau Holding Financeira ADR                     29,280           1,020
   Banco Nossa Caixa                                     38,100             546
   Banestes-Banco do Estado do
      Espirito Santo*                                   709,900             243
   Brasil Ecodiesel Industria e Comercio
      de Biocombus*                                     108,200             484
   Brasil Telecom Participacoes ADR                      36,760           1,658
   Braskem ADR                                           10,000             147
   Centrais Eletricas Brasileiras                    25,450,900             571
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar ADR                                 209,510           6,053
   Cia de Bebidas das Americas ADR                        2,000             110
   Cia de Concessoes Rodoviarias                         17,000             228
   Cia de Saneamento Basico do Estado
      de Sao Paulo                                   13,908,700           1,880
   Cia Energetica de Minas Gerais ADR*                   44,500           2,165
   Cia Paranaense de Energia                             23,000             267
   Cia Vale do Rio Doce ADR                             165,100           6,107

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cia Vale do Rio Doce Sponsored ADR                   459,438   $      14,371
   CPFL Energia*                                         64,300             913
   CPFL Energia ADR                                      14,900             630
   Cyrela Brazil Realty                                 200,000           1,869
   Empresa Brasileira de Aeronautica ADR                 34,750           1,594
   Gafisa ADR*                                           43,200           1,102
   Gol Linhas Aereas Inteligentes ADR                     4,500             137
   Grendene                                             132,500           1,710
   Localiza Rent A CAR                                   67,800           2,089
   Lojas Renner                                          99,900           1,304
   Petroleo Brasileiro ADR                              136,537          13,587
   Petroleo Brasileiro Sponsored ADR                    159,970          14,293
   Positivo Informatica                                  17,900             251
   Rossi Residencial                                    100,000           1,149
   Santos-Brasil                                        115,281           1,437
   Souza Cruz*                                           75,600           1,533
   Submarino                                             76,000           2,578
   Tele Norte Leste Participacoes ADR                   296,820           4,108
   Tim Participacoes ADR                                172,200           5,593
   Uniao de Bancos Brasileiros                          202,800           1,803
   Uniao de Bancos Brasileiros ADR                      163,850          14,330
   Votorantim Celulose e Papel ADR                       58,270           1,066
                                                                  --------------
                                                                        116,059
                                                                  --------------

CHILE -- 1.3%
   A.F.P. Provida ADR                                    11,600             298
   Banco de Chile ADR                                    18,900             933
   Banco Santander Chile ADR                             30,400           1,516
   Centros Comerciales Sudamericanos                    666,459           2,281
   Cervecerias Unidas ADR                                27,700             870
   Cia Cervecerias Unidas ADR                             7,477             235
   CorpBanca                                        343,022,800           1,859
   Embotelladora Andina*                                  6,000             117
   Empresa Nacional de Electricidad ADR                 136,600           5,483
   Empresas CMPC                                         19,900             642
   Empresas COPEC                                       112,224           1,489
   Enersis ADR                                           69,222           1,128
   Lan Airlines ADR                                      18,100           1,247
   United Breweries                                     267,560           1,673
                                                                  --------------
                                                                         19,771
                                                                  --------------

CHINA -- 5.8%
   Bank of China*                                     2,350,000           1,170
   China Construction Bank                           13,069,000           7,476
   China International Marine Containers                328,300             720
   China Life Insurance                               1,216,000           3,494
   China Petroleum & Chemical, Cl H                  15,402,000          13,028
   China Shenhua Energy                               1,240,000           2,999
   China Shipping Development*                        3,698,000           5,641
   China Telecom                                     15,372,000           7,554
   China Vanke                                          542,600           1,124
   China Yurun Food Group                             3,486,000           3,796


--------------------------------------------------------------------------------
20   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ctrip.com International ADR                            4,700   $         315
   Focus Media Holding*                                   3,900             306
   Great Wall Motor                                     481,500             710
   Great Wall Technology                                644,000             199
   Huadian Power International                        4,539,400           1,627
   Huaneng Power International                        2,244,800           1,953
   Industrial & Commercial Bank of
      China, Cl H                                    10,691,820           5,993
   Jiangxi Copper                                        45,000              55
   Lenovo Group                                       1,290,000             472
   Livzon Pharmaceutical*                               415,400             372
   Mindray Medical International ADR                     32,300             769
   PetroChina, Cl H                                  12,390,000          14,698
   PICC Property & Casualty                             186,000             107
   Shanghai Forte Land                                  292,000             122
   Sinotrans                                          4,839,000           1,938
   Weiqiao Textile                                    2,293,900           3,317
   Yanzhou Coal Mining                                6,746,900           6,458
                                                                  --------------
                                                                         86,413
                                                                  --------------

COLOMBIA -- 0.3%
   BanColombia ADR                                      169,301           4,688
                                                                  --------------

CZECH REPUBLIC -- 0.8%
   CEZ                                                  184,385           8,240
   Komercni Banka                                        17,420           3,016
   Telefonica O2 Czech Republic                          13,000             339
   Unipetrol*                                            50,401             564
                                                                  --------------
                                                                         12,159
                                                                  --------------

EGYPT -- 0.8%
   Commercial International Bank                         60,000             585
   Commercial International Bank GDR                    229,650           2,232
   Eastern Tobacco                                        4,400             310
   Egyptian International Pharmaceutical
      Industrial                                         27,000             123
   El Ezz Steel*                                         20,884             185
   Mobinil-Egyptian Mobile Services                      22,500             623
   Orascom Construction Industries                       51,344           2,568
   Orascom Construction Industries
      GDR (A) (B)                                         9,283             932
   Orascom Telecom Holding                               29,217           2,019
   Orascom Telecom Holding GDR                           16,734           1,138
   Telecom Egypt                                        300,000             851
                                                                  --------------
                                                                         11,566
                                                                  --------------

HONG KONG -- 4.5%
   AAC Acoustic Technology Holdings*                  1,832,000           1,737
   ASM Pacific Technology                               280,500           1,655
   Brilliance China Automotive Holdings               2,909,000             711
   China Mengniu Dairy                                2,234,000           6,390

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   China Merchants Bank                                 464,395   $         937
   China Mobile Hong Kong                             2,282,500          20,753
   China Overseas Land & Investment                   4,042,000           5,079
   CNOOC                                              6,549,500           5,741
   Cosco Pacific                                      1,874,000           4,643
   Denway Motors                                      6,478,000           2,827
   Digital China Holdings                               913,000             359
   Giordano International                                20,000              10
   Global Bio-Chem Technology Group                   5,441,500           1,393
   GOME Electrical Appliances Holdings                3,816,000           4,244
   Industrial and Commercial Bank of
      China Asia                                        402,000             880
   Johnson Electric Holdings                          1,083,000             719
   Samson Holding                                     1,773,000           1,016
   Shanghai Industrial Holdings                       1,207,000           2,786
   Texwinca Holdings                                  2,000,600           1,349
   TPV Technology                                     3,174,000           2,027
   Yue Yuen Industrial Holdings                         596,500           2,023
                                                                  --------------
                                                                         67,279
                                                                  --------------

HUNGARY -- 0.6%
   Danubius Hotel and Spa*                                4,715             209
   Gedeon Richter                                           345              62
   Magyar Telekom                                       519,315           2,619
   MOL Hungarian Oil & Gas                                8,716           1,004
   OTP Bank                                             105,515           4,827
                                                                  --------------
                                                                          8,721
                                                                  --------------

INDIA -- 6.2%
   Andhra Bank                                          248,433             435
   Bharat Electronics                                    17,789             615
   Bharat Heavy Electricals                              66,272           3,448
   Bharat Petroleum                                     316,793           2,207
   Bharti Televentures*                                 903,924          15,886
   CESC                                                  56,000             486
   Federal Bank                                          60,268             300
   GAIL India                                           373,928           2,276
   GAIL India GDR (A)                                     6,590             241
   Grasim Industries                                     18,599             895
   Gujarat Narmada Valley Fertilizers                   147,448             315
   Gujarat State Fertilisers                             33,800             136
   Hero Honda Motors                                     71,981           1,141
   Hindalco Industries                                  461,021           1,382
   Hindalco Industries GDR (A)                          554,900           1,665
   Hindustan Lever                                      392,000           1,851
   Hindustan Petroleum                                  405,880           2,314
   Hindustan Zinc                                        84,292           1,092
   Housing Development Finance                           66,858           2,338
   ICICI Bank                                           117,543           2,308
   ICICI Bank ADR                                        37,000           1,360
   Infosys Technologies                                 165,224           7,673
   Infosys Technologies ADR                              30,300           1,523
   ITC                                                1,147,970           3,992


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jet Airways India                                     42,360   $         617
   JSW Steel                                             69,171             784
   Mahanagar Telephone Nigam                            460,180           1,554
   Mahanagar Telephone Nigam ADR                         23,050             154
   Mahindra & Mahindra                                   61,290           1,100
   National Aluminium                                    87,460             470
   NTPC                                                 122,400             423
   Oil & Natural Gas                                    145,450           2,947
   Ranbaxy Laboratories                                 381,191           3,086
   Reliance Communication Ventures*                     114,421           1,108
   Reliance Energy                                       65,430             744
   Reliance Industries                                   40,874           1,289
   Reliance Industries GDR (A)*                          24,500           1,539
   Satyam Computer Services                             225,041           2,435
   Siemens India                                        175,531           4,405
   State Bank of India GDR (A)                           52,500           3,202
   Steel Authority of India                             709,477           1,866
   Sterlite Industries India                            119,660           1,292
   Tata Motors                                          393,839           6,598
   Tata Steel                                            65,080             673
   UCO Bank*                                             19,800              10
                                                                  --------------
                                                                         92,175
                                                                  --------------

INDONESIA -- 2.5%
   Astra International*                               1,300,000           1,881
   Bank Central Asia                                  5,776,500           3,228
   Bank Mandiri Persero                              28,273,000           7,746
   Bank Rakyat Indonesia                              2,339,000           1,294
   Gudang Garam                                       1,546,600           1,797
   HM Sampoerna                                       1,014,000           1,456
   Indosat                                            1,293,900             886
   International Nickel Indonesia*                      141,000             840
   Medco Energi Internasional                         5,837,000           2,287
   Telekomunikasi Indonesia                          14,991,000          16,182
   Unilever Indonesia*                                  250,500             156
                                                                  --------------
                                                                         37,753
                                                                  --------------

ISRAEL -- 2.2%
   Bank Hapoalim                                      1,897,438           9,098
   Bank Leumi Le-Israel                                 485,352           1,743
   Bezeq Israeli Telecommunication                    3,097,761           4,771
   Check Point Software Technologies*                    53,740           1,197
   Clal Industries and Investments*                      34,720             207
   Clal Insurance*                                       24,164             686
   Delek Group*                                             500              98
   First International Bank of Israel*                   51,020             630
   Harel Insurance Investments &
      Finances*                                           6,000             335
   Makhteshim-Agan Industries                           117,365             740
   Mizrahi Tefahot Bank*                                 92,264             683
   Taro Pharmaceuticals Industries (B)                   63,500             479
   Teva Pharmaceutical Industries                        41,325           1,546
   Teva Pharmaceutical Industries ADR                   272,606          10,203
                                                                  --------------
                                                                         32,416
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
JERSEY -- 0.1%
   Kazakhgold GDR*                                       60,556   $       1,429
                                                                  --------------

KAZAKHSTAN -- 0.1%
   Kazkommertsbank*                                      74,012           1,436
                                                                  --------------

LUXEMBOURG -- 0.3%
   Tenaris ADR*                                          69,300           3,181
   Ternium ADR*                                          54,900           1,534
                                                                  --------------
                                                                          4,715
                                                                  --------------

MALAYSIA -- 3.5%
   AMMB Holdings                                      1,330,700           1,447
   Berjaya Sports Toto                                  576,300             777
   Boustead Holdings*                                   657,100             433
   Commerce Asset Holdings                            1,248,100           3,592
   EON Capital*                                         331,300             642
   Gamuda                                               468,800           1,085
   Genting                                              123,000           1,414
   Hong Leong Bank                                      439,700             763
   Hong Leong Financial Group*                          250,700             417
   IOI                                                  862,400           5,512
   Kuala Lumpur Kepong                                  386,700           1,342
   Malayan Banking                                    2,223,900           8,233
   Malaysia International Shipping
      (Foreign Market)                                  373,600             994
   MMC*                                                 913,800           1,586
   Mulpha International*                                994,200             538
   Padiberas Nasional*                                   30,000              17
   PLUS Expressways                                     530,200             463
   Proton Holdings                                      216,300             416
   Public Bank (Foreign Market)                         647,100           1,685
   Resorts World                                      1,622,000           8,069
   RHB Capital BHD                                      603,900             835
   Sime Darby                                         1,769,300           4,145
   Sunway City*                                         418,800             460
   Tenaga Nasional                                    2,348,000           7,742
                                                                  --------------
                                                                         52,607
                                                                  --------------

MEXICO -- 5.9%
   Alfa                                                 178,400           1,305
   America Movil ADR, Ser L                             331,486          15,842
   America Movil, Ser L                               1,529,500           3,660
   Cemex*                                             1,880,872           6,190
   Coca-Cola Femsa ADR                                   81,830           2,956
   Consorcio*                                         2,863,600           4,941
   Controladora Comercial Mexicana                    1,978,300           5,569
   Embotelladoras Arca                                  354,350           1,318
   Fomento Economico Mexicano ADR                        31,982           3,530
   Gruma*                                               255,000             806
   Grupo Aeroportuario del Sureste ADR                    6,890             325
   Grupo Bimbo, Ser A                                    95,500             482
   Grupo Carso, Ser A1                                  212,400             785


--------------------------------------------------------------------------------
22   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Grupo Continental                                    912,300   $       1,976
   Grupo Financiero Banorte                           1,802,864           8,563
   Grupo Mexicano de Desarrollo*                         38,300             118
   Grupo Mexico, Ser B                                  403,400           1,868
   Grupo Simec ADR*                                      30,794             380
   Grupo Televisa                                        41,800             250
   Grupo Televisa ADR                                   309,020           9,208
   Industrias, Ser B*                                   132,600             561
   Kimberly-Clark de Mexico, Ser A                      221,000             999
   Organizacion Soriana*                                402,600           1,194
   Telefonos de Mexico*                               1,712,200           2,869
   Telefonos de Mexico ADR, Ser L                        94,810           3,167
   TV Azteca                                          3,952,100           3,697
   Urbi Desarrollos Urbanos*                            957,200           3,968
   Wal-Mart de Mexico, Ser V                            448,018           1,918
                                                                  --------------
                                                                         88,445
                                                                  --------------

PANAMA -- 0.0%
   Copa Holdings, Cl A                                    5,100             263
                                                                  --------------

PHILIPPINES -- 0.8%
   ABS-CBN Broadcasting PDR (D)                       1,275,900             688
   Ayala Land                                        10,125,400           3,463
   Bank of the Philippine Islands (D)                 1,724,126           2,341
   First Philippine Holdings (D)                        453,600             667
   JG Summit Holdings*                                1,326,000             350
   Manila Electric (D)                                  558,700             799
   Metropolitan Bank & Trust (D)                        901,200           1,167
   Philippine National Bank*                            504,800             481
   SM Investments (D)                                   223,290           1,643
   SM Prime Holdings (D)                              2,324,400             554
                                                                  --------------
                                                                         12,153
                                                                  --------------

POLAND -- 1.1%
   Bank Handlowy w Warszawie*                            56,573           1,886
   Echo Investment*                                       5,600             220
   Globe Trade Centre*                                   44,000             781
   Grupa Lotos*                                          40,303             597
   ING Bank Slaski*                                         600             157
   KGHM Polska Miedz*                                    79,457           2,683
   Multimedia Polska*                                    16,105              73
   Orbis*                                                25,981             784
   Polish Oil & Gas*                                     85,000             124
   Polski Koncern Naftowy Orlen*                        125,941           2,085
   Powszechna Kasa Oszczednosci
      Bank Polski*                                       63,000           1,048
   Telekomunikacja Polska*                              660,576           5,442
                                                                  --------------
                                                                         15,880
                                                                  --------------

RUSSIA -- 10.1%
   Chelyabinsk Zink Plant GDR (A)*                       62,000             843

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cherkizovo Group GDR*                                 79,406   $       1,048
   CTC Media*                                            20,500             527
   Integra Group Holdings*                              102,848           1,980
   LUKOIL ADR*                                          329,644          28,481
   LUKOIL Sponsored ADR*                                 45,400           3,927
   Mechel Steel Group OAO ADR                            16,100             535
   MMC Norilsk Nickel ADR*                               72,457          13,768
   Mobile Telesystems ADR*                              119,600           6,693
   Novolipetsk Steel GDR*                               110,449           3,195
   OAO Gazprom ADR                                      955,847          40,050
   Open Investments GDR*                                 99,000           3,230
   Polyus Gold ADR*                                      45,301           2,188
   Rosneft Oil GDR (A)*                                 429,237           3,584
   Rostlecom ADR*                                        27,300           1,417
   Sberbank GDR*                                          6,742           2,898
   Sberbank GDR (EUR) (B)*                               13,239           5,657
   Severstal GDR (A)*                                    89,192           1,230
   Sistema-Hals GDR (A)*                                 24,500             300
   Sitronics GDR (A)*                                   156,500           1,604
   Surgutneftegaz ADR*                                   90,650           5,721
   TMK OAO GDR*                                           2,600              87
   TMK OAO Registered GDR (A)*                           15,000             495
   Unified Energy System GDR*                           133,000          18,119
   Vimpel-Communications ADR                             35,000           3,320
   Wimm-Bill-Dann Foods OJSC ADR*                        12,560           1,003
                                                                  --------------
                                                                        151,900
                                                                  --------------

SINGAPORE -- 0.0%
   Goodpack                                             528,000             525
                                                                  --------------

SOUTH AFRICA -- 6.2%
   ABSA Group (B)                                       101,626           1,955
   Aeci                                                  15,000             151
   African Rainbow Minerals*                             55,298             785
   Alexander Forbes                                     749,361           1,712
   Anglo Platinum                                         2,315             365
   AngloGold Ashanti                                     65,124           2,918
   Aspen Pharmacare Holdings                            420,070           2,143
   Assore                                                 8,062             229
   Aveng (B)                                            104,909             665
   Barloworld (B)                                        87,499           2,184
   Bidvest Group                                         80,211           1,526
   DataTec*                                              86,758             469
   Delta Electrical Industries*                          57,254             142
   Distell Group                                         13,842              99
   Ellerine Holdings*                                    90,800           1,027
   FirstRand                                          1,283,266           4,353
   Foschini                                              49,348             470
   Gold Fields (B)                                      148,801           2,759
   Gold Fields ADR                                      134,901           2,493
   Harmony Gold Mining                                  117,139           1,635
   Impala Platinum Holdings                             115,451           3,630


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Imperial Holdings                                    136,277   $       2,847
   Johnnic Communications                                 2,000              25
   Johnnic Holdings                                      24,500              39
   Kumba Iron Ore (B)                                    94,062           1,932
   Lewis Group                                           27,000             255
   Liberty Group                                         82,555             937
   Merafe Resources*                                  5,425,405           1,025
   Metropolitan Holdings                                192,000             393
   Mittal Steel South Africa                             92,991           1,513
   MTN Group (B)                                        303,505           4,122
   Murray & Roberts Holdings                            105,065             811
   Nampak (B)                                           902,512           2,764
   Naspers (B)                                          191,316           4,630
   Nedbank Group (B)                                    339,577           6,602
   Sanlam (B)                                         2,938,191           8,102
   Sappi (B)                                            449,505           6,818
   Sasol                                                243,739           8,135
   Standard Bank Group                                  451,168           6,644
   Steinhoff International Holdings (B)                 447,099           1,439
   Telkom                                                91,875           2,103
                                                                  --------------
                                                                         92,846
                                                                  --------------

SOUTH KOREA -- 14.4%
   Amorepacific                                             463             255
   Daegu Bank                                           138,910           2,525
   Daelim Industrial                                     53,127           5,089
   Daewoo Heavy Industries & Machinery                   30,790             786
   Daewoo Shipbuilding & Marine
     Engineering                                        173,800           6,384
   Doosan*                                                6,633             543
   E1                                                     7,390             438
   Hanil Cement Manufacturing                             5,122             457
   Hankook Tire                                          48,650             807
   Hanwha Chemical                                      105,150           1,638
   Hynix Semiconductor*                                 125,700           4,330
   Hyundai Department Store                              23,923           2,009
   Hyundai Development                                   72,208           3,984
   Hyundai Heavy Industries                              23,583           4,714
   Hyundai Mipo Dockyard                                  6,800           1,254
   Hyundai Mobis                                         61,408           5,275
   Hyundai Motor                                        160,092          11,250
   INI Steel                                             22,840             869
   Kangwon Land                                          57,040           1,070
   KISWIRE                                               11,420             362
   Kookmin Bank                                         240,484          21,579
   Kookmin Bank ADR                                      72,714           6,555
   Korea Electric Power                                 176,310           7,039
   Korea Exchange Bank                                   28,720             464
   Korea Iron & Steel                                     4,920             202
   Korea Kumho Petrochemical                             19,140             668
   Korean Air Lines                                      24,200             946
   Korean Reinsurance                                    90,156           1,184
   KT                                                    13,340             598
   KT ADR                                               120,320           2,694

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   KT&G                                                  30,440   $       1,990
   Kumho Tire                                           210,890           2,690
   LG Chem                                               32,530           1,638
   LG Electronics                                        57,030           3,893
   LG Philips LCD*                                       57,170           2,000
   Lotte Confectionery                                      641             821
   Lotte Shopping                                        23,771           8,365
   LS Cable                                              19,010             832
   Nong Shim Holdings                                     4,632             384
   Pacific                                                1,370             201
   POSCO                                                 28,101          11,801
   POSCO ADR                                             15,830           1,646
   Pusan Bank                                            74,110           1,103
   S-Oil                                                 53,580           3,691
   Samsung Electronics                                   66,561          39,840
   Samsung Fire & Marine Insurance                       35,422           5,931
   Samsung Heavy Industries                              28,950             773
   Samsung SDI                                           13,432             858
   Samsung Securities                                    31,751           1,728
   Samwhan                                               11,900             299
   Samyang Genex                                            922              92
   SFA Engineering                                        9,910             369
   Shinhan Financial Group                              108,700           6,240
   Shinsegae                                             12,335           7,082
   Shinyoung Securities                                   7,670             387
   SK                                                    37,839           3,717
   SK Telecom                                            11,861           2,415
   SK Telecom ADR                                        94,670           2,217
   STX Pan Ocean                                      2,244,000           1,892
   Woori Finance Holdings                               112,000           2,709
   Woori Investment & Securities                         71,980           1,511
                                                                  --------------
                                                                        215,083
                                                                  --------------

TAIWAN -- 11.7%
   Acer                                                 821,000           1,575
   Advanced Semiconductor Engineering*                5,474,907           6,494
   Asustek Computer                                     834,000           1,966
   AU Optronics                                       1,697,830           2,427
   Benq                                               4,328,300           1,726
   Capital Securities                                 1,205,000             592
   Catcher Technology                                   492,954           3,873
   Cathay Financial Holding                           1,913,213           3,972
   China Development Financial Holding                3,469,000           1,546
   China Motor                                        2,523,836           2,219
   Chinatrust Financial Holding                      15,830,587          12,366
   Chunghwa Telecom                                   3,569,500           6,914
   Chunghwa Telecom ADR                                 192,232           3,829
   Compal Electronics                                 9,829,865           8,317
   CTCI                                                 550,000             484
   Delta Electronics                                    748,550           2,420
   Eastern Media International                        1,270,000             360
   Eva Airways                                           13,948               6
   Far Eastern Textile                                  397,463             342
   Far EasTone Telecommunications                       945,000           1,074


--------------------------------------------------------------------------------
24   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Financial Holding                            4,849,208   $       3,400
   Formosa Taffeta                                      819,000             707
   Foxconn Technology                                   115,430           1,310
   Fubon Financial Holding                            1,469,000           1,323
   Grand Pacific Petrochemical*                         739,000             251
   High Tech Computer                                   328,798           5,067
   HON HAI Precision Industry                         3,111,401          20,873
   Hung Sheng Construction*                             568,000             419
   InnoLux Display*                                      47,000             111
   Inventec                                             985,000             786
   KYE Systems                                          275,000             334
   Lite-On Technology                                 1,010,000           1,305
   MediaTek                                             391,000           4,490
   Mega Financial Holding                             2,155,000           1,407
   Nan Ya Plastic                                     1,700,000           3,185
   Nan Ya Printed Circuit Board                         180,000           1,191
   Nanya Technology                                   1,153,000             962
   Nien Hsing Textile                                 1,327,000             842
   Nien Made Enterprises                                708,240             661
   Novatek Microelectronics                             598,398           2,586
   Optimax Technology*                                1,058,533             504
   Powerchip Semiconductor                            3,286,000           1,966
   President Securities                                 644,000             333
   ProMOS Technologies*                               2,141,000             831
   Quanta Computer                                    3,277,956           5,002
   Radiant Opto-Electronics                           1,177,150           1,832
   Richtek Technology                                    53,000             524
   Shih Wei Navigation                                  149,000             178
   Siliconware Precision Industries                   2,979,098           5,582
   Silitech Technology                                  246,000           1,201
   Sincere Navigation                                   430,000             611
   SinoPac Financial Holdings                         8,049,230           3,697
   Taiwan Cement                                        592,854             500
   Taiwan Fertilizer                                    644,000           1,070
   Taiwan Mobile                                        362,000             388
   Taiwan Navigation                                    454,000             562
   Taiwan Semiconductor Manufacturing                 6,892,214          14,142
   Taiwan Semiconductor Manufacturing
     ADR                                                723,064           7,773
   Tripod Technology                                    193,000             793
   Tung Ho Steel Enterprise                             604,000             670
   United Microelectronics                           14,702,026           8,486
   Walsin Lihwa*                                      1,672,000             856
   Winbond Electronics*                               2,182,000             775
   Wistron                                              549,000             833
   Ya Hsin Industrial                                   836,000             579
   Yageo*                                             5,368,440           2,190
                                                                  --------------
                                                                        175,590
                                                                  --------------

THAILAND -- 1.9%
   Bangkok Bank                                         501,200           1,618
   Bangkok Bank NVDR*                                   423,000           1,305

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bangkok Land NVDR*                               134,000,000   $       2,718
   Charoen Pokphand Foods                            10,931,000           1,455
   CP Seven Eleven                                    3,951,200             677
   Delta Electronics Thai                             1,000,600             437
   Italian-Thai Development                           3,189,800             446
   Kasikornbank NVDR (Foreign)                        2,276,600           4,357
   Kasikornbank NVDR                                    781,500           1,451
   Krung Thai Bank                                    4,612,900           1,594
   Krung Thai Bank NVDR*                              2,368,900             819
   Land and Houses*                                   4,409,400             932
   PTT                                                  767,300           4,559
   PTT (Foreign)                                        224,900           1,336
   Siam Commercial Bank                                 575,400           1,109
   Siam Commercial Bank (Public)*                     1,452,700           2,822
   Thai Airways International                           452,200             565
   Thai Airways International NVDR*                     525,800             657
   Thai Union Frozen Products*                          332,000             212
                                                                  --------------
                                                                         29,069
                                                                  --------------

TURKEY -- 2.2%
   Akbank                                                    --              --
   Akcansa Cimento*                                       8,000              50
   Eczacibasi Ilac Sanayi*                              135,206             629
   Ford Otomotiv Sanayi                                  91,269             803
   GSD Holding*                                         915,001             838
   Haci Omer Sabanci Holding*                           962,760           3,955
   KOC Holding*                                         228,156           1,036
   Petkim Petrokimya Holding*                            15,000              77
   Petrol Ofisi*                                        364,462           1,563
   TAV Havalimanlari Holding*                            73,812             612
   Tupras Turkiye Petrol Rafine                         296,268           6,619
   Turk Hava Yollari*                                    62,115             313
   Turk Sise ve Cam Fabrikalari                          70,000             267
   Turkcell Iletisim Hizmet                             402,651           2,060
   Turkiye Garanti Bankasi*                             607,647           2,737
   Turkiye Is Bankasi                                 2,197,276          10,610
   Vestel Elektronik Sanayi*                            322,261             822
                                                                  --------------
                                                                         32,991
                                                                  --------------

UNITED KINGDOM -- 0.4%
   Anglo American                                        87,839           4,612
   BHP Billiton                                          40,694             912
   JKX Oil & Gas                                         85,230             507
                                                                  --------------
                                                                          6,031
                                                                  --------------

UNITED STATES -- 0.1%
   Caspian Services*                                     79,500             294
   Central European Distribution*                        25,500             742
                                                                  --------------
                                                                          1,036
                                                                  --------------

Total Common Stock
   (Cost $1,047,097) ($ Thousands)                                    1,376,062
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   25

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 4.8%

BRAZIL -- 4.5%
   Banco Bradesco                                       174,600   $       3,584
   Banco Itau Holding Financeira                         21,900             769
   Bombril*                                              21,900             135
   Brasil Telecom                                     3,261,004              17
   Braskem, Cl A                                        232,600           1,729
   Centrais Eletricas Brasileiras, Cl B             140,097,100           3,068
   Centrais Eletricas de Santa Catarina                  20,500             339
   Cia de Bebidas das Americas ADR                       38,100           2,094
   Cia de Tecidos do Norte de Minas -
     Coteminas                                       15,559,600           2,342
   Cia Energetica de Minas Gerais                   112,933,793           5,575
   Cia Paranaense de Energia                        166,034,500           1,948
   Cia Paranaense de Energia ADR                        236,200           2,745
   Cia Vale do Rio Doce, Cl A                           158,300           4,983
   Duratex                                               87,000           1,728
   Eletropaulo Metropolitana de
     Sao Paulo                                       11,534,100             541
   Gerdau                                                42,200             779
   Investimentos Itau                                 1,058,933           5,952
   Klabin                                               306,500             854
   Magnesita                                         22,800,000             255
   Mangels Industrial                                     5,100              37
   NET Servicos de Comunicacao*                         250,900           3,419
   Petroleo Brasileiro                                  377,500           8,513
   Tam                                                  188,385           5,035
   Tele Norte Leste Participacoes                        36,300             506
   Telecomunicacoes de Sao Paulo                         30,976             771
   Telemar Norte Leste                                  306,266           6,332
   Telemig Celular Participacoes                    788,963,610           1,500
   Usinas Siderurgicas de Minas
     Gerais, Cl A                                        40,700           1,985
                                                                  --------------
                                                                         67,535
                                                                  --------------

SOUTH KOREA -- 0.3%
   Hyundai Motor                                         67,540           2,535
   Hyundai Motor (Second Preferred)                      53,940           2,116
                                                                  --------------
                                                                          4,651
                                                                  --------------
Total Preferred Stock
   (Cost $54,127) ($ Thousands)                                          72,186
                                                                  --------------

CASH EQUIVALENTS (E) -- 3.9%

UNITED STATES -- 3.9%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.210%**                 10,004,641          10,005
   SEI Liquidity Fund, L.P., 5.520% (C)**            48,404,799          48,405
                                                                  --------------

Total Cash Equivalents
   (Cost $58,409) ($ Thousands)                                          58,410
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Companhia Vale do Rio Doce
     0.000%, 09/30/49                                         8   $          --
                                                                  --------------

Total Debenture Bond
  (Cost $0) ($ Thousands)                                                    --
                                                                  --------------

EXCHANGE TRADED FUNDS -- 0.3%

UNITED STATES -- 0.3%
   iShares FTSE/Xinhua China 25
     Index Fund                                          20,000           2,049
   iShares MSCI Taiwan Index Fund*                      180,000           2,509
                                                                  --------------

Total Exchange Traded Funds
   (Cost $3,940) ($ Thousands)                                            4,558
                                                                  --------------

Total Investments -- 100.9%
   (Cost $1,163,573) ($ Thousands)                                $   1,511,216
                                                                  ==============

      Percentages are based on Net Assets of $1,497,712 ($ Thousands).

 *    Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2007.

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 was $46,286 ($ Thousands) (see Note 7).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2007 was $48,405 ($ Thousands) (see Note 7).

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2007 was $7,859 ($ Thousands).

(E)   Investment in Affiliated Registered Investment Company (see Note 3).

ADR -- American Depositary Receipt

Cl -- Class

EUR -- Euro

GDR -- Global Depositary Receipt

MTN -- Medium Term Note

NVDR -- Non-Voting Depositary Receipt

PDR -- Philippine Depositary Receipt

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

International Fixed Income Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Government                                             47.8%
Financials                                             17.8%
Asset-Backed Securities                                12.0%
Time Deposits                                           9.0%
U.S. Treasury Obligations                               3.2%
Loan Participations                                     2.3%
Consumer Discretionary                                  1.9%
Telecommunication Services                              1.2%
U.S. Government Agency Mortgage-Backed Obligations      0.8%
Utilities                                               0.8%
U.S. Government Agency Obligations                      0.8%
Industrials                                             0.7%
Energy                                                  0.5%
Basic Materials                                         0.5%
Consumer Staples                                        0.4%
Healthcare                                              0.2%
Information Technology                                  0.1%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 60.4%

AUSTRALIA -- 2.7%
   FMG Finance
       9.750%, 09/01/13                                      350  $         532
   Government of Australia
       8.750%, 08/15/08                                    1,900          1,584
       6.500%, 05/15/13                                    7,909          6,542
       5.250%, 08/15/10                                   11,872          9,330
   Macquarie Bank MTN, Ser E (A)
       0.000%, 09/19/07                          GBP         336            648
   New S Wales Treasury
       7.000%, 12/01/10                                    4,950          4,083
                                                                  --------------
                                                                         22,719
                                                                  --------------

AUSTRIA -- 0.4%
   Kommunalkredit Austria
       4.125%, 02/07/14                                    1,650          2,187
   Telekom Finanzmanagement
       5.000%, 07/22/13                                      601            814
   Wienerberger (A)
       6.500%, 02/09/17                                      300            407
                                                                  --------------
                                                                          3,408
                                                                  --------------

BELGIUM -- 1.3%
   Kingdom of Belgium, Ser 31
       5.500%, 03/28/28                                    4,622          7,174
   Kingdom of Belgium, Ser 41
       4.250%, 09/28/13                                    2,600          3,497
                                                                  --------------
                                                                         10,671
                                                                  --------------

BRAZIL -- 0.3%
   Federal Republic of Brazil
       8.250%, 01/20/34                                    1,847          2,318
                                                                  --------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
CANADA -- 1.5%
   Bell Canada MTN
       5.000%, 02/15/17                                      432  $         371
   Government of Canada
       5.000%, 06/01/37                                    2,000          1,983
       4.500%, 06/01/15                                      190            169
       4.000%, 06/01/16                                    6,600          5,675
   Province of Ontario
       4.700%, 06/02/37                                    1,800          1,584
   Province of Ontario MTN, Ser E
       1.875%, 01/25/10                          JPY      95,000            825
   Suncor Energy MTN
       6.700%, 08/22/11                                    1,212          1,146
   YPG Holdings MTN
       5.250%, 02/15/16                                      838            713
                                                                  --------------
                                                                         12,466
                                                                  --------------

CAYMAN ISLANDS -- 0.5%
   MUFG Capital Finance 2 (A)
       4.850%, 07/25/16                                    1,000          1,299
   Mizuho Capital Investments (A)
       5.020%, 06/30/11                                    1,000          1,334
   Resona Preferred Global
     Securities (A) (B)
       7.191%, 07/30/49                                      443            468
   Vale Overseas
       6.875%, 11/21/36                                      301            311
   Yorkshire Power Finance
       7.250%, 08/04/28                          GBP         408            950
                                                                  --------------
                                                                          4,362
                                                                  --------------

CZECH REPUBLIC -- 0.2%
   Czech Republic Bond
       6.550%, 10/05/11                                   25,000          1,342
                                                                  --------------

DENMARK -- 1.8%
   Danica Pension
       4.350%, 10/29/49                                    1,980          2,615
   Danske Bank MTN, Ser E (A)
       5.875%, 03/26/15                                      540            764
   FS Funding (A)
       10.439%, 05/15/16                                     400            543
   Nykredit
       4.158%, 10/01/38 (A)                      DKK      42,000          7,398
   Nykredit
       4.000%, 01/01/08                          DKK      22,000          3,921
                                                                  --------------
                                                                         15,241
                                                                  --------------

FINLAND -- 1.0%
   Government of Finland
       4.250%, 07/04/15                                      150            202
       3.875%, 09/15/17                                    6,000          7,834
                                                                  --------------
                                                                          8,036
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
FRANCE -- 3.9%
   AXA (A)
       5.777%, 07/29/49                                    1,100  $       1,516
   Caisse Nationale des Autoroutes
       4.500%, 03/28/18                                      813          1,099
   Caisse Refinancement de l'Habitat
       4.250%, 10/25/14                                      332            441
   Compagnie De St Gobain
       4.875%, 05/31/16                                      600            805
   France Telecom
       4.375%, 02/21/12                                      150            198
   Government of France
       5.750%, 10/25/32                                   10,330         16,801
       3.500%, 04/25/15                                    2,074          2,654
       3.250%, 04/25/16                                    3,550          4,429
   PPR MTN, Ser E
       4.000%, 01/29/13                                    1,000          1,278
   Renault MTN, Ser E
       4.625%, 05/28/10                                    1,000          1,336
   Veolia Environnement
       5.875%, 06/27/08                                    1,740          2,358
                                                                  --------------
                                                                         32,915
                                                                  --------------

GERMANY -- 9.3%
   Bayer (A)
       5.000%, 07/29/05                                      718            907
   Bayerische Landesbank MTN, Ser E (A)
       4.500%, 02/07/19                                    1,000          1,323
   Bundesobligation
       3.500%, 10/14/11                                    8,310         10,828
   Cognis Holding PIK
       12.876%, 01/15/15                                     150            205
   Commerzbank MTN, Ser E (A)
       4.125%, 09/12/16                                    1,350          1,771
   Deutsche Bundesrepublik
       5.000%, 01/04/12                                    4,925          6,872
       4.750%, 07/04/34                                    8,819         12,654
       4.250%, 01/04/14                                    1,350          1,819
       4.250%, 07/04/39                                      425            568
       3.750%, 07/04/13                                    3,630          4,758
       3.750%, 01/04/15                                    9,965         13,007
       3.750%, 01/04/17                                    5,000          6,488
       3.750%, 01/04/17                                    1,325          1,720
       3.500%, 01/04/16                                    3,192          4,088
       3.250%, 07/04/15                                    1,000          1,258
   Deutsche Pfandbriefbank
       4.500%, 01/15/18                                    1,338          1,804
   Henkel Kgaa (A)
       5.375%, 11/25/04                                      221            287
   KFW
       4.700%, 06/02/37                                    3,000          2,617
       1.350%, 01/20/14                          JPY     615,000          5,190
                                                                  --------------
                                                                         78,164
                                                                  --------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
IRELAND -- 0.4%
   GE Capital UK Funding MTN, Ser E
       5.125%, 03/03/15                                    1,875  $       3,547
                                                                  --------------

ITALY -- 2.5%
   Banca Pop Verona Novara MTN, Ser E (A)
       4.134%, 02/08/17                                    1,350          1,348
   Buoni Poliennali Del Tesoro
       5.750%, 02/01/33                                    4,170          6,559
       4.000%, 02/01/37                                    6,600          8,005
   Sanpaolo IMI MTN, Ser E
       6.375%, 04/06/10                                    2,150          3,027
   Unicredito Italiano MTN, Ser E (A)
       4.500%, 09/22/19                                    1,300          1,731
                                                                  --------------
                                                                         20,670
                                                                  --------------

JAPAN -- 15.5%
   Abbott Japan
       1.050%, 11/06/08                                   67,000            567
   Development Bank of Japan
       2.300%, 03/19/26                                  110,000            954
       1.600%, 06/20/14                                  470,000          4,012
   East Japan Railway MTN, Ser E
       4.750%, 12/08/31                          GBP       1,000          1,864
   Fukoku Mutual Life Insurance (A)
       4.500%, 09/28/25                          EUR         500            636
   Government of Japan 10 Year Bond,
     Ser 252
       1.000%, 06/20/13                                1,854,300         15,414
   Government of Japan 10 Year Bond,
     Ser 256
       1.400%, 12/20/13                                2,283,000         19,378
   Government of Japan 10 Year Bond,
     Ser 257
       1.300%, 12/20/13                                2,229,250         18,801
   Government of Japan 10 Year Bond,
     Ser 268
       1.500%, 03/20/15                                  124,600          1,056
   Government of Japan 15 Year Bond,
     Ser 35 (A)
       1.030%, 07/20/20                                  450,000          3,574
   Government of Japan 15 Year Bond,
     Ser 39
       1.270%, 03/20/21                                  450,000          3,814
   Government of Japan 15 Year Bond,
     Ser 40 (A)
       1.350%, 05/20/21                                  956,600          8,162
   Government of Japan 20 Year Bond,
     Ser 48
       2.500%, 12/21/20                                  298,000          2,720
   Government of Japan 20 Year Bond,
     Ser 82
       2.100%, 09/20/25                                  719,000          6,146


--------------------------------------------------------------------------------
28   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Government of Japan 30 Year Bond,
     Ser 20
       2.500%, 09/20/35                                   14,000  $         123
   Government of Japan 30 Year Bond,
     Ser 22
       2.500%, 03/20/36                                  287,000          2,520
   Government of Japan CPI Linked Bond,
     Ser 10
       1.100%, 12/10/16                                1,650,000         13,859
   Government of Japan CPI Linked Bond,
     Ser 5
       0.800%, 09/10/15                                1,532,337         12,651
   Japan Finance for Municipal Enterprises
       1.350%, 11/26/13                                1,334,000         11,260
   Resona Bank (A)
       4.125%, 09/27/12                          EUR       1,000          1,292
   Sumitomo Mitsui Banking
       5.625%, 10/15/15 (A) (B)                              228            225
       4.375%, 10/27/14 (A)                      EUR         830          1,102
                                                                  --------------
                                                                        130,130
                                                                  --------------

LUXEMBOURG -- 0.8%
   Basell AF SCA Registered
       8.375%, 08/15/15                                      173            249
   Gazprom OAO
       9.625%, 03/01/13                                      470            556
   Glencore Finance
       6.500%, 02/27/19                                      200            384
       5.375%, 09/30/11                                      450            610
   Signum (D)
       0.000%, 01/28/15                                      300            401
   Telecom Italia MTN, Ser E
       7.000%, 04/20/11                                    2,050          2,998
   Tyco International Group
       6.000%, 11/15/13                                      331            348
   Tyco International Group
       6.500%, 11/21/31                          GBP         415            925
                                                                  --------------
                                                                          6,471
                                                                  --------------

MEXICO -- 1.5%
   Mexican Bonos, Ser MI10
       9.500%, 12/18/14                                   11,240          1,135
       9.000%, 12/20/12                                  118,540         11,517
                                                                  --------------
                                                                         12,652
                                                                  --------------

NETHERLANDS -- 3.3%
   Adecco International Financial Services
       4.500%, 04/25/13                                    1,200          1,581
   Allianz Finance II (A)
       6.125%, 05/31/22                                    1,000          1,428

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Asset Repackaging Trust MTN,
     Ser E PIK
       11.246%, 12/21/11                                     250  $         344
   BMW Finance MTN
       5.000%, 08/06/18                                      383            528
   Bank Nederlandse Gemeenten
     MTN, Ser E
       4.000%, 03/02/09                                    4,000          5,314
       4.000%, 02/15/12                                    3,500          4,624
   Eureko (A)
       5.125%, 06/24/15                                      450            595
   Generali Finance (A)
       5.479%, 02/28/49                                      425            570
   Government of Netherlands
       7.500%, 01/15/23                                      443            810
   ING Bank MTN, Ser E
       5.500%, 01/04/12                                      556            776
   ING Groep MTN, Ser E (A)
       4.176%, 06/29/49                                      382            482
   ING Verzekeringen (A)
       6.250%, 06/21/21                                    1,000          1,421
   Iberdrola International MTN, Ser E
       4.875%, 02/18/13                                      750          1,015
   Kazkommerts International
       8.000%, 11/03/15                                      700            708
   Koninklijke Philips Electronic
       5.750%, 05/16/08                                      513            693
   Linde Finance (A)
       8.125%, 07/14/66                                      590          1,261
   Rabobank Nederland MTN, Ser E (E)
       4.125%, 04/04/12                                    4,000          5,300
                                                                  --------------
                                                                         27,450
                                                                  --------------

NEW ZEALAND -- 1.3%
   Government of New Zealand
       6.000%, 07/15/08                                   10,033          7,075
   Westpac New Zealand
       7.750%, 03/08/10                                    4,975          3,529
                                                                  --------------
                                                                         10,604
                                                                  --------------

NORWAY -- 0.0%
   Sinvest (A) (B)
       10.000%, 12/22/09                                   1,000            172
                                                                  --------------

PANAMA -- 0.1%
   Republic of Panama
       9.375%, 04/01/29                                      879          1,171
                                                                  --------------

PERU -- 0.1%
   Republic of Peru
       7.350%, 07/21/25                                      509            579
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
POLAND -- 0.9%
   Government of Poland
       5.000%, 10/24/13                                   10,199  $       3,491
       4.750%, 04/25/12                                    8,000          2,721
   Republic of Poland
       6.250%, 10/24/15                                    3,900          1,442
                                                                  --------------
                                                                          7,654
                                                                  --------------

RUSSIA -- 0.3%
   Ministry Finance of Russia, Ser V
       3.000%, 05/14/08                                    1,162          1,128
   Russian Federation Registered (C)
       5.000%, 03/31/30                                    1,180          1,339
                                                                  --------------
                                                                          2,467
                                                                  --------------

SINGAPORE -- 0.2%
   Government of Singapore
       3.750%, 09/01/16                                    1,748          1,232
   Petrorig III PTE (A) (B)
       10.160%, 02/20/14                         NOK       2,500            416
                                                                  --------------
                                                                          1,648
                                                                  --------------

SOUTH AFRICA -- 0.5%
   Foodcorp Registered
       8.875%, 06/15/12                                      240            340
   Republic of South Africa
       13.000%, 08/31/10                                  25,000          3,929
                                                                  --------------
                                                                          4,269
                                                                  --------------

SPAIN -- 0.1%
   Bbva Intl Pref Uniperson (A)
       3.798%, 09/29/49                                    1,000          1,219
                                                                  --------------

SUPRA-NATIONAL -- 0.2%
   European Investment Bank
       5.375%, 10/15/12                          EUR         551            778
       3.125%, 10/15/15                          EUR         554            684
   Ras Laffan III (B)
       5.838%, 09/30/27                                      524            501
                                                                  --------------
                                                                          1,963
                                                                  --------------

SWEDEN -- 0.5%
   Kingdom of Sweden, Ser 1045
       5.250%, 03/15/11                                    8,565          1,279
   Kingdom of Sweden, Ser 1046
       5.500%, 10/08/12                                    9,550          1,464
   Svenska Handelsbanken MTN,
     Ser E (A)
       4.194%, 12/29/49                                      467            590
   Swedbank MTN, Ser E (A)
       5.750%, 03/17/16                          GBP         420            808
                                                                  --------------
                                                                          4,141
                                                                  --------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
SWITZERLAND -- 0.1%
   Bombardier
       7.250%, 11/15/16                                      400  $         552
                                                                  --------------

UNITED KINGDOM -- 5.5%
   AIB UK 1 (A)
       4.781%, 12/17/49                          EUR         194            245
   Abbey National Treasury Services
       5.375%, 12/30/09                                      389            756
   Anglian Water Services Financial
     MTN, Ser E
       5.250%, 10/30/15                                      280            532
       4.625%, 10/07/13                                    1,450          1,946
   Anglian Water Services Financial,
     Ser A5
       6.293%, 07/30/30                                      500          1,089
   Aviva (A)
       5.700%, 09/29/49                          EUR       1,000          1,378
   Barclays Bank MTN, Ser E
       5.750%, 09/14/26                                      274            555
   British Telecommunications
       5.750%, 12/07/28                                      111            209
   Brixton+
       5.250%, 10/21/15                                      280            521
   Chester Asset Receivables
       6.125%, 10/15/10                          EUR       2,160          3,047
   FCE Bank (A)
       4.722%, 09/30/09                                      500            650
   Friends Provident (A)
       6.875%, 11/21/19                                      413            835
   HBOS MTN, Ser E (A)
       4.875%, 03/29/49                                    1,000          1,341
   HBOS MTN, Ser E (A)
       5.125%, 10/29/49                          EUR         386            522
   Halifax MTN, Ser E
       6.375%, 04/03/08                                      267            526
   Hammerson+
       5.250%, 12/15/16                                      280            518
   Ineo's Group Holdings
       7.875%, 02/15/16                          EUR         211            265
   Lloyds TSB Bank (A)
       6.350%, 10/29/49                          EUR         391            564
   Lloyds TSB Bank MTN, Ser E
       6.625%, 03/30/15                                      214            444
   MBNA Europe Funding MTN, Ser E
       4.500%, 01/23/09                          EUR         558            746
   Marks & Spencer MTN, Ser E
       5.625%, 03/24/14                                      268            508
   National Westminster Bank
       6.500%, 09/07/21                                      220            470
   Northumbrian Water Finance
       6.000%, 10/11/17                                      500            995
   OTE MTN, Ser G
       4.625%, 05/20/16                                      300            391


--------------------------------------------------------------------------------
30   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Old Mutual MTN, Ser E (A)
       4.500%, 01/18/17                                      450  $         593
   Old Mutual MTN, Ser E (A)
       5.000%, 11/29/49                          EUR       1,150          1,483
   Standard Chartered Bank MTN,
     Ser E (A)
       3.625%, 02/03/17                                      400            512
   United Kingdom Treasury
       8.750%, 08/25/17                                    2,000          5,124
       8.000%, 12/07/15                                      829          1,962
       5.000%, 03/07/12                                      825          1,603
       5.000%, 03/07/25                                      570          1,158
       4.750%, 09/07/15                                      390            751
       4.750%, 12/07/38                                    1,000          2,079
       4.250%, 03/07/36                                      960          1,829
       4.000%, 03/07/09                                      830          1,586
       4.000%, 09/07/16                                    3,000          5,464
   Vodafone Group MTN, Ser E
       5.900%, 11/26/32                                      500            989
   Vodafone Group MTN, Ser E
       4.250%, 05/27/09                          EUR         994          1,322
   Zurich Finance MTN, Ser E (A)
       6.625%, 10/30/49                                      260            525
                                                                  --------------
                                                                         46,033
                                                                  --------------

UNITED STATES -- 3.7%
   ASIF III Jersey
       0.950%, 07/15/09                          JPY      56,000            473
   American Express Credit MTN,
     Ser E
       5.625%, 08/18/09                          GBP         437            852
   BNP Paribas Capital Trust III (A)
       6.625%, 12/29/49                                    1,000          1,440
   CIT Group MTN (A)
       5.580%, 05/18/07                                      427            427
   CIT Group MTN, Ser E
       5.500%, 12/15/08                          GBP         416            810
   Cablevision Systems, Ser B
       8.000%, 04/15/12                                      235            239
   Chesapeake Energy
       6.250%, 01/15/17                          EUR         400            548
   Citigroup
       5.000%, 09/15/14                                        5              5
   Citigroup (A)
       4.750%, 02/10/19                                    1,000          1,344
   Citigroup MTN, Ser E (A)
       4.250%, 02/25/30                          EUR         250            302
   Commerzbank Cap Fund Trust (A)
       5.012%, 03/29/49                          EUR       1,000          1,308
   DaimlerChrysler MTN, Ser E
       4.375%, 03/16/10                          EUR         400            531
   Directv Holdings
       6.375%, 06/15/15                                      232            220

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Dubai Islamic Bank
       0.000%, 03/22/12                                    1,050  $       1,051
   Electronic Data Systems, Ser B
       6.500%, 08/01/13                                      790            807
   General Electric Capital MTN, Ser E
       0.750%, 02/05/09                          JPY      39,000            329
   General Motors
       8.375%, 07/05/33                                      200            251
   Genworth Financial (A)
       6.150%, 11/15/66                                      177            174
   Genworth Financial
       1.600%, 06/20/11                          JPY      89,000            747
   Golden Sachs Group
       3.750%, 02/04/13                                    1,000          1,278
   Goldman Sachs Group
       5.125%, 01/15/15                                      312            304
   HSBC Bank USA (B)
       5.000%, 09/10/16                                    6,435          6,386
   HSBC Finance MTN, Ser E
       6.125%, 01/22/10                          GBP         334            658
   ILFC E-Capital Trust I (A) (B)
       5.900%, 06/21/07                                      150            152
   JPMorgan Chase MTN, Ser E
       4.375%, 11/12/19                                    1,000          1,311
   Liberty Mutual Group (B)
       7.800%, 03/15/37                                      315            307
   Morgan Stanley MTN, Ser E
       5.450%, 01/09/17                                      800            787
       3.750%, 03/01/13                                    1,000          1,275
   Motorola
       7.500%, 05/15/25                                       85             93
       6.500%, 09/01/25                                      531            524
   Pfizer
       1.800%, 02/22/16                          JPY     110,000            922
       0.800%, 03/18/08                          JPY      13,000            110
   Qwest Communications International
       7.500%, 02/15/14                                      335            345
   Toyota Motor Credit
       0.750%, 06/09/08                          JPY     101,000            856
   Tyson Foods
       8.250%, 10/01/11                                      991          1,085
   Unicredito Ital Cap Trust
       4.028%, 10/27/15                          EUR         800            985
   Wal-Mart Stores
       4.875%, 01/19/39                          GBP         238            436
   Washington Mutual Bank
       4.500%, 01/17/17                                    1,000          1,269
                                                                  --------------
                                                                         30,941
                                                                  --------------

Total Global Bonds
  (Cost $500,556) ($ Thousands)                                         505,975
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.4%

BELGIUM -- 0.4%
   B-Arena, Ser 2006-1, Cl A (A)
       3.854%, 04/22/44                                    2,500   $      3,328
                                                                   -------------

NETHERLANDS -- 1.1%
   Beluga Master Issuer, Ser 2006-1,
     Cl A2 (A)
       3.899%, 04/28/99                                    2,500          3,333
   Saecure, Ser 5, Cl A (A)
       3.353%, 05/25/42                                    1,672          2,225
   Shield, Ser 1, Cl A (A)
       3.924%, 01/20/14                                    2,500          3,338
                                                                   -------------
                                                                          8,896
                                                                   -------------

UNITED KINGDOM -- 0.4%
   Permanent Master Issuer, Ser 2007-1,
     Cl 3A (A)
       3.870%, 10/15/33                                    2,500          3,328
                                                                   -------------

UNITED STATES -- 8.5%
   BCAP Trust, Ser 2007-AA1, Cl 1A1 (A)
       5.420%, 02/25/47                                    2,950          2,950
   Bear Stearns Commercial Mortgage
     Securities, Ser 2006-PW14, Cl A4
       5.201%, 12/11/38                                    2,775          2,736
   Chase Manhattan Auto Owner Trust,
     Ser 2005-B, Cl A4
       4.880%, 06/15/12                                    3,230          3,223
   Citibank Credit Card Issurance Trust,
     Ser A4, Cl A4
       5.375%, 04/10/13                          EUR       6,800          9,397
   Countrywide Alternative Loan Trust,
     Ser 2006-43CB, Cl 1A7 (A)
       6.000%, 01/31/37                                    4,720          4,747
   Countrywide Alternative Loan Trust,
     Ser 2006-OC8, Cl 2A1A (A)
       5.410%, 11/25/36                                    3,589          3,590
   Countrywide Asset-Backed Certificates,
     Ser 2007-2, Cl 2A1
       5.370%, 03/14/37                                    3,300          3,298
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKS4, Cl A2
       5.183%, 11/15/36                                    2,810          2,807
   Credit Suisse First Boston Mortgage
     Securities, Ser CKS4, Cl A1
       4.485%, 11/15/36                                    2,465          2,424
   Deutsche Alt-A Securities,
     Ser 2007-BAR1, Cl A1 (A)
       5.400%, 03/25/37                                    3,000          3,000
   Ford Credit Auto Owner Trust,
     Ser 2006-B, Cl A2B (A)
       5.340%, 07/15/09                                    2,775          2,775

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Ford Credit Auto Owner Trust,
     Ser 2006-C, Cl A3
       5.160%, 11/15/10                                    2,215   $      2,220
   Keybank, Ser 2000-CA, Cl A2
       7.727%, 05/17/32                                    2,643          2,792
   LB-UBS Commercial Mortgage Trust,
     Ser 2007-C1, Cl A4
       5.424%, 02/15/40                                    1,449          1,452
   LB-UBS Commercial Mortgage Trust,
     Ser 2007-C7, Cl A1A
       4.475%, 10/15/29                                    2,940          2,856
   Morgan Stanley Capital I,
     Ser 2006-IQ12, Cl A4
       5.319%, 12/15/43                                    2,560          2,548
   Morgan Stanley Capital I,
     Ser 2007-T25, Cl A3 (A)
       5.514%, 11/12/49                                      784            792
   Peco Energy Transition Trust,
     Ser A, Cl A1
       6.520%, 12/31/10                                    2,600          2,717
   SLM Student Loan Trust,
     Ser 2, Cl A5 (A)
       3.304%, 04/22/07                          EUR       1,000          1,337
   Salomon Brothers Mortgage
     Securities, Ser 2000-C1, Cl A2
       7.520%, 12/18/09                                    2,475          2,598
   Soundview Home Loan Equity Trust,
     Ser 2007-NS1, Cl A1 (A)
       5.440%, 01/25/37                                    2,675          2,675
   Structured Asset Investment Loan
     Trust, Ser 2006-BNC3, Cl A2 (A)
       5.360%, 09/25/36                                    2,595          2,593
   USAA Auto Owner Trust,
     Ser 2006-4, Cl A3
       5.010%, 06/15/11                                    3,105          3,107
   Wells Fargo Home Equity,
     Ser 2006-2, Cl A1 (A)
       5.390%, 07/25/36                                    2,723          2,722
                                                                   -------------
                                                                         71,356
                                                                   -------------
Total Asset-Backed Securities
   (Cost $85,694) ($ Thousands)                                          86,908
                                                                   -------------

LOAN PARTICIPATIONS -- 2.0%

UNITED STATES -- 2.0%
   Amsted Industries Term Loan
       7.370%, 03/28/13                                      247            247
   Aramark Term Loan
       7.715%, 01/26/14                                      300            300
   Beverly Enterprises Term Loan
       8.124%, 07/24/11                                      372            374
   Boston Generating Term Loan
       7.615%, 12/22/13                                      750            756


--------------------------------------------------------------------------------
32   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Cablevision, Ser B Term Loan
       7.122%, 03/14/13                                      496   $        497
   Cebridge Connections (Cequel)
     Term Loan
       7.620%, 10/01/13                                    1,500          1,501
   Chapter Communications Term Loan
       8.005%, 04/28/13                                      962            959
   Eastman Kodak Term Loan
       7.639%, 10/18/12                                      270            271
   Education Management Term Loan
       7.875%, 05/26/13                                      746            749
   Ferro Term Loan
       8.570%, 06/06/12                                      556            554
   Ford Motor Company Term Loan
       8.360%, 11/29/13                                      750            753
   Hexion Specialty Term Loan
       7.875%, 05/04/13                                      817            822
       7.870%, 05/04/13                                      142            143
   Jean Coutu Group Term Loan
       7.938%, 07/30/11                                      650            650
   Lear Term Loan
       7.867%, 04/25/12                                      823            823
   London Arena & Waterfront Term Loan
       8.853%, 01/31/12                                    1,191          1,198
   N.E.W. Holding Term Loan
       8.070%, 08/08/13                                      888            892
   North Las Vegas Term Loans
       12.367%, 03/31/13                                     100            100
       8.117%, 03/31/13                                       79             80
   Peach Holding Term Loan
       9.110%, 11/21/13                                    1,000          1,005
   Solo Cup Term Loan
       11.374%, 03/31/12                                     750            766
   Spectrum Brand Term Loan
       8.620%, 02/07/12                                      500            501
   TP Generation Holdings Term Loan
       9.616%, 12/15/14                                      500            503
   Talecris Biotherapeutics Holdings
     Term Loan
       10.500%, 12/01/13                                     500            502
   Targus Group Term Loan
       8.870%, 11/22/12                                      497            500
   United Subcontractors Term Loan
       8.120%, 12/27/12                                      748            741
   Wimar Opco Term Loan
       7.870%, 01/03/11                                      500            505
                                                                   -------------
Total Loan Participations
   (Cost $16,658) ($ Thousands)                                          16,692
                                                                   -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 1.5%

UNITED STATES -- 1.5%
   AK Steel
       7.875%, 02/15/09                                      327   $        327
   Altria Group
       7.750%, 01/15/27                                      705            843
   Autonation (A) (B)
       7.374%, 04/15/07                                       44             45
   Embarq
       7.082%, 06/01/16                                      372            379
   Ford Motor Credit
       6.625%, 06/16/08                                      365            364
       4.950%, 01/15/08                                      119            118
   Hertz (B)
       8.875%, 01/01/14                                      221            237
   JPMorgan Chase MTN (A)
       5.437%, 12/22/08                                    4,000          4,001
   MGM Mirage
       8.375%, 02/01/11                                      211            222
   Momentive Performance
       0.000%, 12/04/13                                    1,000          1,004
   NRG Energy
       7.375%, 02/01/16                                      225            231
   Sara Lee
       6.250%, 09/15/11                                      448            462
   Starwood Hotels & Resorts
       7.375%, 11/15/15                                      855            891
   Time Warner Entertainment
       8.375%, 03/15/23                                      423            500
   Union Carbide
       7.750%, 10/01/96                                      910            970
   Wachovia Capital Trust III (A)
       5.800%, 03/15/11                                      385            390
   Western Union (B)
       5.930%, 10/01/16                                    1,538          1,541
   Williams
       7.875%, 09/01/21                                      207            228
                                                                   -------------
Total Corporate Obligations
  (Cost $12,590) ($ Thousands)                                           12,753
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   FFCB (D)
       5.185%, 04/02/07                                    1,000          1,000
   FHLMC CMO, Ser 2945, Cl BD
       5.500%, 10/15/34                                    2,226          2,244
   FHLMC
       4.750%, 01/15/13                          EUR         557            762
   FNMA
       5.875%, 06/05/13                                    1,890          1,891
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $5,916) ($ Thousands)                                            5,897
                                                                   -------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   33

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                      (Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS -- 0.7%
   FHLMC
       7.000%, 02/01/37                                    3,255   $      3,356
   FHLMC ARM
       5.805%, 02/01/36                                    2,229          2,256
                                                                   -------------
Total U.S. Government Agency
   Mortgage-Backed Obligations
   (Cost $5,583) ($ Thousands)                                            5,612
                                                                   -------------

TIME DEPOSITS -- 7.8%

UNITED STATES -- 7.8%
   Lloyds TSB London
       5.260%, 05/15/07                                   16,210         16,210
   Royal Bank of Canada
       5.260%, 05/15/07                                   16,210         16,210
       5.270%, 06/19/07                                   16,286         16,286
   UBS London
       5.250%, 04/30/07                                   16,170         16,170
                                                                   -------------
Total Time Deposits
   (Cost $64,876) ($ Thousands)                                          64,876
                                                                   -------------

U.S. TREASURY OBLIGATIONS -- 2.8%
   U.S. Treasury Bills
       4.625%, 02/15/17                                    7,000          6,986
       3.043%, 04/12/07 (D)                                7,168          7,158
       2.819%, 04/26/07 (D)                                1,121          1,117
   U.S. Treasury Bonds
       6.000%, 02/15/26                                    2,775          3,136
   U.S. Treasury Inflationary Index Notes
       3.375%, 04/15/32                                       --             --
       2.500%, 07/15/16                                    1,870          1,919
       2.375%, 01/15/25                                       --             --
       2.000%, 01/15/26                                    3,246          3,085
   U.S. Treasury Notes
       4.250%, 11/15/14                                       90             88
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $23,495) ($ Thousands)                                          23,489
                                                                   -------------
Total Investments -- 86.3%
   (Cost $715,368) ($ Thousands)                                   $    722,202
                                                                   =============


Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                   CURRENCY           CURRENCY      APPRECIATION
MATURITY                         TO DELIVER         TO RECEIVE    (DEPRECIATION)
    DATE                        (THOUSANDS)        (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
4/11/07-4/30/07             USD     101,979    EUR      77,346     $      1,050
4/12/07                     KRW  11,373,028    USD      12,182               85
4/12/07                     USD       5,714    KRW   5,371,555               --
4/12/07-7/11/07             USD     105,907    JPY  12,485,017              214
4/12/07-9/12/07             JPY      29,468    USD     250,749              (14)
4/13/07                     AUD       2,884    GBP       1,171              (33)
4/13/07                     GBP         192    AUD         477                9
4/13/07                     SEK       8,830    EUR         953               10
4/13/07-4/18/07             USD      15,254    PLZ      44,407               69
4/13/07-4/20/07             EUR       5,693    SEK      52,098             (149)
4/13/07-5/22/07             USD      13,370    AUD      16,654               61
4/13/07-6/14/07             AUD      36,757    USD      29,164             (484)
4/13/07-6/14/07             CAD      78,158    USD      66,200           (1,580)
4/13/07-6/14/07             GBP      46,199    USD      89,519           (1,076)
4/13/07-6/14/07             PLZ      67,347    USD      22,535             (711)
4/13/07-6/14/07             USD      49,255    CAD      57,528              631
4/13/07-6/14/07             USD      48,324    GBP      24,764              238
4/16/07-4/18/07             ZAR      67,515    USD       9,270              (27)
4/18/07                     DKK      94,059    USD      16,651             (162)
4/18/07                     USD       3,053    DKK      17,430               62
4/18/07                     USD       4,922    ZAR      36,380               88
4/18/07-4/19/07             NZD      11,374    USD       7,969             (154)
4/18/07-4/20/07             USD      15,534    SGD      23,707               96
4/18/07-4/23/07             SGD      31,930    USD      20,913             (141)
4/18/07-6/14/07             EUR     255,882    USD     338,749           (2,346)
4/18/07-6/14/07             NOK      87,584    USD      14,146             (225)
4/18/07-6/14/07             SEK      27,815    USD       3,996               20
4/18/07-9/12/07             CHF      31,923    USD      26,169             (169)
4/19/07                     USD       4,484    NZD       6,312               23
4/20/07                     EUR       2,630    CHF       4,222              (39)
4/20/07                     EUR       3,500    JPY     535,789             (112)
4/20/07                     EUR       3,500    NOK      28,947               84
4/24/07-6/14/07             MXP     116,298    USD      10,551                3
5/14/07                     USD       5,043    NOK      30,701               (5)
5/14/07-8/10/07             USD      15,759    CHF      19,169               54
5/23/07                     USD       1,018    SEK       7,085               (5)
6/12/07-8/10/07             GBP       4,809    CHF      11,500               76
6/12/07-8/10/07             JPY   1,414,000    NZD      17,033              (15)
6/12/07-8/10/07             NZD      14,112    JPY   1,131,000             (326)
6/12/07-9/12/07             CHF      17,100    GBP       7,148             (138)
6/12/07-9/12/07             GBP      11,036    JPY   2,526,000               54
6/12/07-9/12/07             JPY   3,071,000    GBP      13,356             (215)
6/14/07                     CZK      28,858    USD       1,383                4
9/12/07                     CHF       1,400    NZD       1,703               41
9/12/07                     JPY     136,000    AUD       1,528               51
                                                                   ------------
                                                                   $     (5,103)
                                                                   ============


--------------------------------------------------------------------------------
34   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                    APPRECIATION
TYPE OF                                NUMBER OF    EXPIRATION    (DEPRECIATION)
CONTRACT                               CONTRACTS          DATE     ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                    (260)      Jun-2007     $        205
U.S. 5-Year Note                            (53)      Jun-2007                8
U.S. 2-Year Note                           (124)      Jun-2007              (30)
U.S. 10-Year Note                          (260)      Jun-2007               73
Australian 3-Year Bond                      209       Jun-2007             (102)
Japan 10-Year Bond                           (2)      Jun-2007               (3)
Euro-Bobl                                    (5)      Jun-2007                5
Euro-Bund                                   134       Jun-2007             (219)
                                                                   ------------
                                                                   $        (63)
                                                                   ============

Swaps -- A summary of outstanding swap agreements held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                        NOTIONAL    APPRECIATION
                                         EXPIRATION       AMOUNT  (DEPRECIATION)
DESCRIPTION                                    DATE  (THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Receive payment on the monthly reset
  spread from Lehman Global Aggregate
  Ex USD RBI  Basket Series 1 Index plus
  11 basis points times the notional
  amount. Fund receives payment if the
  return on the spread appreciates over
  the payment period and pays if the
  return on the spread depreciates over
  the payment period. (Counterparty:
  Lehman Brothers)                         02/01/08       84,030   $       (505)
                                                                   =============

--------------------------------------------------------------------------------
                              INTEREST RATE SWAPS
--------------------------------------------------------------------------------
The Fund pays a fixed rate of 4.269%
  and receives a floating rate based on
  the 3 Month Canadian LIBOR quarterly.
  (Counterparty: J.P. Morgan)              03/22/12       15,000   $         22

The Fund pays a fixed rate of 4.196% and
  receives a floating rate based on the
  6 Month Euribor semi-annually.
  (Counterparty: J.P. Morgan)              03/30/12        9,000            (19)

The Fund receives a fixed rate of 5.499%
  and pays a floating rate based on the
  6 Month GBP LIBOR semi-annually.
  (Counterparty: Deutsche Bank)            03/22/12        6,000            (52)

The Fund receives a fixed rate of 1.285%
  and pays a floating rate based on the
  6 Month Yen LIBOR semi-annually.
  (Counterparty: J.P. Morgan)              03/26/12    2,600,000           (124)

The Fund receives a fixed rate of 2.218%
  and pays a floating rate based on the
  6 Month Yen LIBOR semi-annually.
  (Counterparty: J.P. Morgan)              03/26/12    1,000,000            (39)

The Fund receives a fixed rate of 7.661%
  and pays a floating rate based on the
  3 Month New Zealand LIBOR semi-annually.
  (Counterparty: Deutsche Bank)            03/26/12       31,000             21
                                                                   ------------
                                                                   $       (191)
                                                                   ============

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

     Percentages are based on Net Assets of $837,250 ($ Thousands).

+    Real Estate Investments Trust

(1)  In local currency unless otherwise indicated.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the current or effective yield on March 31, 2007. The coupon on a step bond changes on a specified date.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)  Security purchased on a when-issued basis.

ARM -- Adjustable Rate Mortgage

AUD -- Australian Dollar

CAD -- Canadian Dollar

CHF -- Swiss Franc

Cl -- Class

CMO -- Collateralized Mortgage Obligation

CPI -- Consumer Price Index

CZK -- Czech Koruna

DKK -- Danish Krone

EUR -- Euro

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GBP -- British Pound Sterling

JPY -- Japanese Yen

KRW -- South Korean Won

MTN -- Medium Term Note

MXP -- Mexican Peso

NOK -- Norwegian Krone

NZD -- New Zealand Dollar

PIK -- Payment-in-Kind

PLZ -- Polish Zloty

SEK -- Swedish Krona

Ser -- Series

SGD -- Singapore Dollar

USD -- U.S. Dollar

ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   35

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Government                                                       75.2%
Deposits with Counterparty as Collateral for Swap Contracts       5.9%
Financials                                                        5.0%
Loan Participations                                               3.9%
U.S. Treasury Obligations                                         2.5%
Commercial Paper                                                  2.3%
Short-Term Investments                                            1.7%
Telecommunication Services                                        1.2%
Energy                                                            1.0%
Utilities                                                         0.7%
Basic Materials                                                   0.3%
Certificates of Deposit                                           0.2%
Asset-Backed Securities                                           0.1%
Master Notes                                                      0.0%
Industrials                                                       0.0%
Warrants                                                          0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 82.0%

ARGENTINA -- 6.5%
   Cia Transporte Energia Registered (A)
       8.875%, 12/15/16                                     470   $         469
   Province Del Neuquen (A)
       8.656%, 10/18/14                                     250             257
   Province of Buenos Aires Registered
       9.375%, 09/14/18                                     470             472
   Province of Buenos Aires Registered
       2.000%, 05/15/35 (H)                               1,200             588
   Province of Mendoza Registered
       5.500%, 09/04/18                                     128             109
   Republic of Argentina
       12.000%, 09/19/16 (I)                    EUR       1,000             225
       11.750%, 05/20/11 (I)                    EUR       2,500             585
       9.000%, 05/29/09 (I)                     EUR       2,650           1,159
       9.000%, 06/20/49                         EUR       1,125             500
       8.678%, 12/15/35 (B)                               2,400             305
       8.500%, 07/01/04 (I)                     EUR         775             335
       8.280%, 12/31/33                                   9,984          11,601
       8.125%, 04/21/08 (I)                     EUR       4,200           1,851
       8.000%, 02/25/02 (I)                     EUR         675             298
       8.000%, 02/26/08 (I)                     EUR       1,000             448
       7.820%, 12/31/33                         EUR         249             340
       7.625%, 03/31/05 (I)                               1,120             314
       7.625%, 08/11/07 (I)                     EUR   2,325,000             517
       7.271%, 12/15/35 (B)                              15,410           2,127
       7.000%, 03/18/04 (I)                     EUR   1,475,000             334
       5.475%, 08/03/12 (B) (I)                          11,405           8,194
       2.761%, 12/31/33 (B)                              31,948          15,239
       1.330%, 12/31/38 (H)                              16,080           8,321
Republic of Argentina MTN,
   Ser E (I)
      10.000%, 01/03/07                         EUR   3,000,000             707
       9.000%, 05/24/49                         EUR       1,400             629
       8.750%, 02/04/49                         EUR       1,375             604
       8.500%, 07/30/10                         EUR       2,000             871
       7.625%, 08/11/07                         ITL   2,255,000             484

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Transportadora Gas Norte (A) (H)
       7.500%, 12/31/12                                     260   $         247
       6.500%, 12/31/12                                      40              37
   Transportadora Gas Norte Registered (H)
       7.500%, 12/31/12                                     130             124
       6.500%, 12/31/12                                     216             208
                                                                  --------------
                                                                         58,499
                                                                  --------------

BERMUDA -- 0.1%
   Digicell Group (A)
       8.875%, 01/15/15                                     550             534
                                                                  --------------

BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina, Ser B (L)
       9.581%, 12/11/17                         EUR       2,300           1,111
                                                                  --------------

BRAZIL -- 12.8%
   Banco Votorantim
       10.625%, 04/10/14                                  2,750           1,329
   Cesp-Comp Ener Sao Paulo (A)
       9.750%, 01/15/15                         BRL       1,375             708
   Federal Republic of Brazil
       12.500%, 01/05/22 (C)                    BRL      25,432          14,506
       11.000%, 08/17/40                                 26,562          35,832
       10.500%, 07/14/14                                    505             649
       10.250%, 01/10/28                        BRL       1,585             773
       10.125%, 05/15/27                                  6,080           8,831
       8.875%, 04/15/24                                   3,700           4,810
       8.750%, 02/04/25                                  13,565          17,431
       8.250%, 01/20/34                                   2,500           3,138
       8.000%, 01/15/18                                   5,150           5,817
       7.125%, 01/20/37 (C)                              13,410          14,831
       6.000%, 01/17/17                                   6,285           6,348
                                                                  --------------
                                                                        115,003
                                                                  --------------

CAYMAN ISLANDS -- 0.4%
   Banco Safra
       10.875%, 04/03/17                        BRL       2,800           1,351
   Blue City Investments
       13.750%, 11/07/13                                    750             750
   Earls Eight (A) (H)
       7.500%, 12/31/12                                     420             406
   Peru Enhanced Pass-Thru (A) (L)
       5.759%, 05/31/25                                     320             116
       3.874%, 05/31/18                                   1,495             972
   Vale Overseas
       6.875%, 11/21/36                                     220             227
       6.250%, 01/23/17                                      85              87
                                                                  --------------
                                                                          3,909
                                                                  --------------


--------------------------------------------------------------------------------
36   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
CHILE -- 0.4%
   Codelco
       5.500%, 10/15/13                                   1,875   $       1,891
   Republic of Chile
       5.500%, 01/15/13                                   1,525           1,550
                                                                  --------------
                                                                          3,441
                                                                  --------------

COLOMBIA -- 4.8%
   Republic of Colombia
       12.000%, 10/22/15                        COP   6,017,000           3,151
       11.750%, 03/01/10                        COP   7,627,000           3,686
       11.750%, 02/25/20                                 11,611          17,068
       10.750%, 01/15/13 (C)                              1,527           1,893
       10.375%, 01/28/33                                  1,700           2,460
       8.250%, 12/22/14                                   6,025           6,841
       8.125%, 05/21/24 (C)                               4,050           4,718
       7.375%, 01/27/17                                   1,785           1,943
       7.375%, 09/18/37                                   1,035           1,127
                                                                  --------------
                                                                         42,887
                                                                  --------------

CYPRUS -- 0.2%
   Springvale Holdings (B)
       11.389%, 09/07/07                                  1,000           1,000
   Teorema Holding
       9.000%, 10/27/08                                   1,000           1,005
                                                                  --------------
                                                                          2,005
                                                                  --------------

DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
       8.625%, 04/20/27                                   1,325           1,528
                                                                  --------------

ECUADOR -- 1.0%
   Republic of Ecuador Registered
       12.000%, 11/15/12                                    122              59
       12.000%, 11/15/12 (A)                                122             118
       10.000%, 08/15/07 (H)                              2,655           2,348
       9.375%, 12/15/15                                   6,305           6,028
                                                                  --------------
                                                                          8,553
                                                                  --------------

EL SALVADOR -- 2.1%
   Republic of El Salvador
       8.250%, 04/10/32                                   5,485           6,623
       7.750%, 01/24/23                                   3,790           4,359
       7.650%, 06/15/35                                   6,816           7,787
                                                                  --------------
                                                                         18,769
                                                                  --------------

HUNGARY -- 0.4%
   Republic of Hungary
       6.500%, 08/12/09                                 616,450           3,245
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
INDONESIA -- 2.5%
   Garuda Indonesia (B) (J) (K)
       5.850%, 06/30/07                                   1,183   $         686
   Indosat Finance
       7.125%, 06/22/12                                   1,050           1,055
   Republic of Indonesia
       10.250%, 07/15/27                        IDR  47,131,920           5,066
       8.500%, 10/12/35                                   4,250           5,228
       7.500%, 01/15/16                                     240             263
       7.500%, 01/15/16 (A)                               1,760           1,938
       7.250%, 04/20/15                                   2,595           2,787
       7.250%, 04/20/15 (A) (C)                             155             166
       6.875%, 03/09/17                                   1,500           1,579
       6.750%, 03/10/14                                   2,600           2,711
       6.625%, 02/17/37 (A)                                 800             788
                                                                  --------------
                                                                         22,267
                                                                  --------------

IRAQ -- 0.8%
   Republic of Iraq (C)
       5.800%, 01/15/28                                  11,200           7,300
                                                                  --------------

IRELAND -- 0.1%
   Dal Capital (Vneshtorgbk)
       7.000%, 04/13/09                    RUB           19,000             738
                                                                  --------------

JERSEY -- 0.2%
   Aldar Funding
       5.767%, 11/10/11                                     700             739
   UBS Jersey Branch (A) (B)
       0.783%, 11/01/13                                   1,320           1,336
                                                                  --------------
                                                                          2,075
                                                                  --------------

LEBANON -- 0.1%
   Lebanese Republic Registered
       8.250%, 04/12/21                                   1,330           1,283
                                                                  --------------

LUXEMBOURG -- 1.0%
   Alfa Dividend Payment Rights Finance (A) (B)
       7.255%, 06/15/07                                     560             560
   Gaz Capital for Gazprom Registered
       9.625%, 03/01/13                                   1,500           1,774
       8.625%, 04/28/34                                   3,340           4,295
   Kuznetski (Bank of Moscow) (H)
       7.500%, 11/25/15                                   1,200           1,238
   RSHB Captl
       7.175%, 05/16/13                                     400             420
   UBS (Vimpelcom)
       8.250%, 05/23/16                                     335             357
       8.250%, 05/23/16                                     235             250
                                                                  --------------
                                                                          8,894
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
MALAYSIA -- 0.7%
   Government of Malaysia
       7.500%, 07/15/11                                   3,910   $       4,251
   Petronas Capital
       7.875%, 05/22/22                                   1,775           2,191
                                                                  --------------
                                                                          6,442
                                                                  --------------

MEXICO -- 5.2%
   Controladora Com Mexican (A)
       8.700%, 03/30/27                         MXP      15,400           1,408
   Cornhill, Ser 39 (I) (J) (K)
       0.000%, 01/30/00                                   1,650             578
   Cornhill, Ser 46 (I) (J) (K)
       8.626%, 03/02/00                                     150              53
   Mexican Bonos, Ser M20
       8.000%, 12/07/23                         MXP     129,774          12,193
   Pemex Project Funding Master Trust
       8.625%, 02/01/22                                     650             809
       7.375%, 12/15/14                                     500             552
   United Mexican States
       8.125%, 12/30/19                                   9,355          11,483
       7.500%, 04/08/33                                   1,760           2,094
       6.625%, 03/03/15                                   5,605           6,053
       5.625%, 01/15/17                                     800             806
   United Mexican States MTN
       8.300%, 08/15/31                                   4,355           5,612
   United Mexican States MTN, Ser A
       6.750%, 09/27/34                                   4,348           4,742
   United Mexican States MTN, Ser E
       0.006%, 05/08/17                         EUR       5,000               5
                                                                  --------------
                                                                         46,388
                                                                  --------------

NETHERLANDS -- 0.5%
   ATF Capital (A)
       9.250%, 02/21/14                                     720             703
   Kazkommerts International (A)
       7.500%, 11/29/16                                     450             436
   Kazkommerts International Registered
       7.500%, 11/29/16                                     900             875
   Majapahti Holding (A)
       7.750%, 10/17/16                                     260             272
   White Nights Belagroprom Bank (B)
       0.000%, 06/15/07                                   1,390           1,848
                                                                  --------------
                                                                          4,134
                                                                  --------------

PAKISTAN -- 0.0%
   Republic of Pakistan
       7.875%, 03/31/36                                     330             350
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
PANAMA -- 1.7%
   Republic of Panama
       9.375%, 04/01/29                                   2,215   $       2,952
       8.875%, 09/30/27                                   3,125           3,981
       7.250%, 03/15/15 (C)                               7,090           7,679
       6.700%, 01/26/36                                     580             602
       6.700%, 01/26/36 (C)                                 220             228
                                                                  --------------
                                                                         15,442
                                                                  --------------

PERU -- 2.5%
   Republic of Peru
       8.750%, 11/21/33                                     880           1,157
       8.375%, 05/03/16 (C)                               3,545           4,210
       7.350%, 07/21/25                                   6,850           7,795
   Republic of Peru FLIRB, Ser 20YR (B)
       6.143%, 09/07/07                                   6,876           6,859
   Republic of Peru, Ser 20YR (B) (C)
       5.000%, 09/07/07                                   2,785           2,778
                                                                  --------------
                                                                         22,799
                                                                  --------------

PHILIPPINES -- 7.7%
   DMCI Water
       0.000%, 12/31/09                                   1,989           1,989
   National Power
       9.625%, 05/15/28                                   1,400           1,766
       6.875%, 11/02/16 (A)                                 965             983
   Republic of Philippines
       10.625%, 03/16/25                                 13,020          18,456
       9.875%, 01/15/19                                     500             644
       9.500%, 02/02/30                                   6,940           9,213
       9.375%, 01/18/17                                   5,595           6,896
       9.000%, 02/15/13                                     600             691
       8.875%, 03/17/15                                     200             235
       8.250%, 01/15/14                                     905           1,016
       8.000%, 01/15/16                                   3,300           3,717
       7.750%, 01/14/31 (C)                               7,688           8,668
       7.500%, 09/25/24 (C)                              12,509          13,744
       6.375%, 01/15/32 (C)                               1,025             995
                                                                  --------------
                                                                         69,013
                                                                  --------------

POLAND -- 0.3%
   Government of Poland
       5.250%, 01/15/14                                   3,015           3,031
                                                                  --------------

RUSSIA -- 9.5%
   Kazan Orgsintez
       9.250%, 10/30/11                                     505             510


--------------------------------------------------------------------------------
38   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Russian Federation Registered
       12.750%, 06/24/28                                  5,570   $      10,107
       11.000%, 07/24/18                                  9,585          13,829
       8.625%, 05/05/11                                     440             436
       7.500%, 03/31/30 (H)                              49,277          55,925
       5.000%, 09/30/07 (H)                                 500             567
       5.000%, 03/31/30 (H)                               3,000           3,405
                                                                  --------------
                                                                         84,779
                                                                  --------------

SOUTH AFRICA -- 0.8%
   Republic of South Africa
       6.500%, 06/02/14                                   6,405           6,821
                                                                  --------------

SUPRA-NATIONAL -- 0.3%
   European Investment Bank
       10.000%, 01/28/11                        TRY       3,770           2,330
                                                                  --------------

THAILAND -- 0.9%
   Bangkok Land (J) (K)
       4.500%, 10/13/03                                  11,643           6,462
   True Move (A)
       10.750%, 12/16/13                                  1,250           1,281
                                                                  --------------
                                                                          7,743
                                                                  --------------

TUNISIA -- 0.2%
Banque Centrale de Tunisie
       8.250%, 09/19/27                                   1,095           1,337
       7.375%, 04/25/12                                     465             505
                                                                  --------------
                                                                          1,842
                                                                  --------------

TURKEY -- 4.6%
   Republic of Turkey
       20.929%, 07/16/08 (B)                    TRY       8,900           5,064
       11.875%, 01/15/30                                  8,680          13,324
       10.000%, 02/15/12                        TRY         360             262
       8.000%, 02/14/34                                   2,800           3,049
       7.375%, 02/05/25                                   4,500           4,620
       7.250%, 03/15/15                                   2,375           2,464
       7.000%, 09/26/16                                   2,190           2,228
       7.000%, 06/05/20                                     890             896
       6.875%, 03/17/36                                   5,200           4,972
       2.400%, 01/19/11 (B)                     TRY       6,975           4,618
                                                                  --------------
                                                                         41,497
                                                                  --------------

UKRAINE -- 2.4%
   Government of Ukraine Registered
       8.903%, 08/07/07 (B)                                 900             956
       7.650%, 06/11/13 (C)                               4,865           5,271
       6.875%, 03/04/11                                   1,000           1,034
       6.875%, 03/04/11 (A)                               4,475           4,628
       6.580%, 11/21/16                                   1,600           1,620
       6.580%, 11/21/16 (A)                               6,735           6,826

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Naftogaz Ukrainy
       8.125%, 09/30/09                                     700   $         706
                                                                  --------------
                                                                         21,041
                                                                  --------------

UNITED KINGDOM -- 0.3%
   Credit Suisse First Boston International
     (Export/Import - Ukraine)
       6.800%, 10/04/12                                     600             586
   Credit Suisse First Boston for the
     City of Kiev
       8.000%, 11/06/15                                     750             798
   Standard Bank MTN, Ser E (B)
       0.000%, 07/20/09                                     658             658
   UK Private Bank (A)
       8.000%, 02/06/12                                   1,000           1,003
                                                                  --------------
                                                                          3,045
                                                                  --------------

URUGUAY -- 4.1%
   Republic of Uruguay
       9.250%, 05/17/17                                   4,625           5,666
       8.000%, 11/18/22                                  19,330          21,940
       7.625%, 03/21/36                                   1,100           1,213
       7.500%, 03/15/15 (C)                               1,225           1,323
       5.000%, 09/14/18                         UYU      72,610           3,422
   Republic of Uruguay PIK
       7.875%, 01/15/33                                   3,019           3,419
                                                                  --------------
                                                                         36,983
                                                                  --------------

VENEZUELA -- 6.6%
   Government of Venezuela
       13.625%, 08/15/18                                  1,200           1,776
       10.750%, 09/19/13                                  8,815          10,763
       9.375%, 01/13/34                                   2,400           3,095
       9.250%, 09/15/27                                  20,075          25,244
       8.500%, 10/08/14                                   7,213           8,032
       7.650%, 04/21/25                                     370             393
       6.000%, 12/09/20                                   2,100           1,932
       5.750%, 02/26/16                                   6,500           6,113
   Government of Venezuela Registered
       7.000%, 12/01/18                                     400             407
       5.375%, 08/07/10 (C)                               1,850           1,809
                                                                  --------------
                                                                         59,564
                                                                  --------------
Total Global Bonds
   (Cost $666,257) ($ Thousands)                                        735,285
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
DEPOSIT WITH COUNTERPARTY AS
COLLATERAL FOR SWAP CONTRACTS (G) -- 6.0%

UNITED STATES -- 6.0%
   Deposits with Citibank as Collateral
     for Swap Contracts Outstanding                     580,581   $         581
   Deposits with Citibank as Collateral
     for Swap Contracts Outstanding                   1,810,000           1,810
   Deposits with Citibank as Collateral
     for Swap Contracts Outstanding                     647,785             648
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                              750,000             750
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                            8,550,000           8,550
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                           11,270,000          11,270
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                            1,000,000           1,000
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                            1,400,000           1,400
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                            1,400,000           1,400
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                            3,600,000           3,600
   Deposits with Deutsche Bank as
     Collateral for Swap Contracts
     Outstanding                                        877,046             877
   Deposits with Deutsche Bank as
     Collateral for Swap Contracts
     Outstanding                                      6,300,000           6,300
   Deposits with JPMorgan Chase as
     Collateral for Swap Contracts
     Outstanding                                      7,812,521           7,812
   Deposits with JPMorgan Chase as
     Collateral for Swap Contracts
     Outstanding                                        248,559             248
   Deposits with JPMorgan Chase as
     Collateral for Swap Contracts
     Outstanding                                      2,797,988           2,798
   Deposits with Merrill Lynch as
     Collateral for Swap Contracts
     Outstanding                                        862,849             863
   Deposits with Standard Bank as
     Collateral for Swap Contracts
     Outstanding                                      1,270,000           1,270

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Deposits with Standard Bank as
     Collateral for Swap Contracts
     Outstanding                                        419,715   $         420
   Deposits with Standard Bank as
     Collateral for Swap Contracts
     Outstanding                                        238,579             239
   Deposits with Standard Bank as
     Collateral for Swap Contracts
     Outstanding                                        351,612             352
   Deposits with Standard Bank as
     Collateral for Swap Contracts
     Outstanding                                        438,247             438
   Deposits with Standard Chartered
     Bank as Collateral for Swap
     Contracts Outstanding                            1,135,955           1,136
   Deposits with Standard Chartered
     Bank as Collateral for Swap
     Contracts Outstanding                              201,373             201
                                                                  --------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $53,963) ($ Thousands)                                          53,963
                                                                  --------------
LOAN PARTICIPATIONS -- 3.9%

BRAZIL -- 0.6%
   Global Village Telecom Loan,
     Senior Secured Note (Counterparty:
     Deutsche Bank) (J) (K)
       12.000%, 06/30/11                                  4,899           5,365
                                                                  --------------

INDONESIA -- 0.9%
   Indonesia Standby Loan 94 (Counterparty:
     Deutsche Bank) (B) (J) (K)
       4.000%, 06/29/07                                   5,594           5,496
   PKN Tranche Loan A (Counterparty:
     Citigroup Global Markets) (I) (J) (K)
       0.000%, 06/30/11                                   1,533           1,457
   PKN Tranche Loan D Secured Short
     Term, Ser 1 (Counterparty:
     Citibank) (I) (J) (K)
       4.000%, 02/09/07                                     451             449
   PKN Tranche Loan D Secured Short
     Term, Ser 2 (Counterparty:
     Citibank) (I) (J) (K)
       4.000%, 02/09/07                                     819             815
                                                                  --------------
                                                                          8,217
                                                                  --------------


--------------------------------------------------------------------------------
40   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
MEXICO -- 1.4%
   Altos Hornos, Promissory
     Note # 5 (I) (J) (K)
       0.000%, 04/29/99                                   2,500   $       1,750
   Altos Hornos, Promissory
     Note # 6 (I) (J) (K)
       0.000%, 04/29/99                                   2,500           1,750
   Altos Hornos, Promissory Note
     (Counterparty: Deutche Bank) (I) (J) (K)
       0.000%, 12/31/49                                   4,500           3,150
   Altos Hornos, Tranche A (Counterparty:
     Banc of America) (I) (J) (K)
       0.000%, 04/11/04                                   6,540           4,578
   Grupo Accerco Del Norte (Counterparty:
     Deutsche Bank) (I) (J) (K)
       0.000%, 12/31/49                                   7,750           1,007
                                                                  --------------
                                                                         12,235
                                                                  --------------

NIGERIA -- 0.0%
   PPMC GTEE Note (I) (J) (K)
       0.000%, 04/15/07                                     280             280
                                                                  --------------
SINGAPORE -- 1.0%
   C2C Loan (Counterparty:
     Deutsche Bank) (B) (E) (J) (K)
       0.000%, 12/31/10                                  10,800           6,264
   C2C Loan, (Counterparty:
     Direct Bank) (J) (K)
       0.000%, 12/31/49                                   2,494           2,494
                                                                  --------------
                                                                          8,758
                                                                  --------------

UNITED STATES -- 0.0%
   Baja Ferries
       5.100%, 01/26/17                                     430             430
                                                                  --------------
Total Loan Participations
   (Cost $22,389) ($ Thousands)                                          35,285
                                                                  --------------

CORPORATE OBLIGATIONS (D) -- 1.8%

UNITED STATES -- 1.8%
   American General Finance (A) (B)
       5.370%, 04/16/07                                   1,277           1,277
   Bear Stearns EXL (B)
       5.360%, 04/16/07                                   1,567           1,567
   Countrywide Financial Services MTN (B)
       5.428%, 06/27/07                                     528             528
   Countrywide Financial Services MTN,
     Ser A (B)
       5.440%, 05/07/07                                   1,321           1,321

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
                                       ($ Thousands) (1)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Glitnir Bank (A) (B)
       5.369%, 04/09/07                                   1,321   $       1,321
   Irish Life & Permanent MTN,
     Ser X (A) (B)
       5.360%, 04/23/07                                   1,171           1,171
   Jackson National Life Funding (A) (B)
       5.320%, 04/02/07                                   1,937           1,937
   Morgan Stanley EXL (B)
       5.380%, 04/04/07                                     308             308
   Morgan Stanley EXL, Ser S (B)
       5.340%, 04/03/07                                     440             440
   Nationwide Building Society (A) (B)
       5.410%, 06/28/07                                     484             484
       5.349%, 04/09/07                                     881             881
   Northern Rock (A) (B)
       5.360%, 04/03/07                                     907             907
   Premium Asset Trust,
     Ser 2004-10 (A) (B)
       5.380%, 04/16/07                                   1,233           1,233
   SLM EXL, Ser S (A) (B)
       5.320%, 04/16/07                                     969             969
   Skandinav Enskilda Bank (A) (B)
       5.320%, 04/18/07                                     969             969
   Stanfield Victoria MTN (A) (B)
       5.445%, 06/11/07                                     881             881
                                                                  --------------
Total Corporate Obligations
   (Cost $16,194) ($ Thousands)                                          16,194
                                                                  --------------

ASSET-BACKED SECURITIES (A) (B) (D) -- 0.1%

UNITED STATES -- 0.1%
   Duke Funding, Ser 2004-6B, Cl A1S1
       5.430%, 04/09/07                                     661             661
   Newcastle CDO Limited,
     Ser 2005-6A, Cl IM1
       5.340%, 04/24/07                                     176             176
                                                                  --------------
Total Asset-Backed Securities
   (Cost $836) ($ Thousands)                                                837
                                                                  --------------

COMMON STOCK -- 0.9%

BRAZIL -- 0.8%
   GVT Holding*                                         632,000           7,355
                                                                  --------------

INDONESIA -- 0.1%
   PKN Tranche C Equity*                                247,000             355
                                                                  --------------

THAILAND -- 0.0%
   TPI Polene Public*                                   595,000             207
                                                                  --------------
Total Common Stock
   (Cost $3,249) ($ Thousands)                                            7,917
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                      ---------

WARRANTS -- 0.0%

CYPRUS -- 0.0%
   Teorema Holding,
     Expires 10/27/09*                                       --   $          --
                                                                  --------------

MEXICO -- 0.0%
   United Mexcian States,
     Expires 09/24/2007*                                174,000             125
                                                                  --------------

NIGERIA -- 0.0%
   Central Bank of Nigeria,
     Expires 11/15/20 (K)*                                2,000              --
                                                                  --------------
Total Warrants
   (Cost $109) ($ Thousands)                                                125
                                                                  --------------

MASTER NOTES (B) (D) -- 0.0%
   Bear Stearns
       5.558%, 03/31/07                                     264             264
                                                                  --------------
Total Master Notes
   (Cost $264) ($ Thousands)                                                264
                                                                  --------------

U.S. TREASURY OBLIGATIONS (E) -- 2.5%
   U.S. Treasury Bills
       5.055%, 08/23/07                                  14,625          14,341
       4.625%, 02/15/17                                   8,100           8,084
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $22,463) ($ Thousands)                                          22,425
                                                                  --------------

COMMERCIAL PAPER (D) (E) -- 2.3%

UNITED STATES -- 2.3%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                                     881             877
   Brahms Funding
       5.314%, 05/14/07                                   1,088           1,081
       5.313%, 04/16/07                                     793             791
   Buckingham CDO I LLC
       5.320%, 04/25/07                                     814             811
   Buckingham CDO II LLC
       5.318%, 04/23/07                                   1,013           1,009
   Buckingham CDO III LLC
       5.320%, 04/26/07                                     904             901
   Citius I Funding LLC
       5.320%, 04/26/07                                     352             351
   Citius II Funding LLC
       5.292%, 04/02/07                                     881             880

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                            ($ Thousands) (1)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Davis Square Funding
       5.310%, 04/13/07                                   1,937   $       1,934
   Elysian Funding
       5.353%, 04/23/07                                     317             316
   Georgetown Funding
       5.316%, 04/20/07                                   2,140           2,134
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                     881             877
   Mica Funding LLC
       5.316%, 04/20/07                                     918             916
       5.313%, 04/16/07                                     440             439
       5.310%, 04/19/07                                     285             284
       5.294%, 04/05/07                                     951             950
   Rhineland Funding Capital
       5.354%, 04/30/07                                      85              84
       5.332%, 06/06/07                                     324             320
       5.315%, 05/15/07                                     939             933
       5.314%, 05/14/07                                     375             372
   Thornburg Mortgage Capital Resource
       5.313%, 04/16/07                                     224             224
       5.310%, 04/13/07                                     211             211
       5.309%, 04/11/07                                     109             109
       5.309%, 04/12/07                                     440             440
       5.298%, 04/10/07                                     850             848
   Valour Bay Capital LLC
       5.326%, 05/16/07                                   1,101           1,093
       5.324%, 04/18/07                                     377             376
       5.319%, 04/12/07                                     440             440
   Zane Funding
       5.369%, 04/24/07                                     831             828
       5.364%, 04/17/07                                      27              27
                                                                  --------------
Total Commercial Paper
   (Cost $20,856) ($ Thousands)                                          20,856
                                                                  --------------

CASH EQUIVALENT (D) (M) -- 0.7%

UNITED STATES -- 0.7%
   SEI Liquidity Fund, L.P., 5.520%**                 6,164,000           6,164
                                                                  --------------
Total Cash Equivalent
   (Cost $6,164) ($ Thousands)                                            6,164
                                                                  --------------

CERTIFICATES OF DEPOSIT (D) (E) -- 0.2%

UNITED STATES -- 0.2%
   Barclays Bank
       5.440%, 06/11/07                                     440             440
   CC USA (A)
       5.520%, 06/18/07                                     881             881
                                                                  --------------
Total Certificates of Deposit
   (Cost $1,321) ($ Thousands)                                            1,321
                                                                  --------------


--------------------------------------------------------------------------------
42   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                   ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (D) (F) -- 1.0%
   Barclays
     5.340%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $420,855
     (collateralized by a
     U.S. Government Obligation,
     par value $417,498, 5.600%,
     10/17/13, total market
     value $429,090)                                        421   $         421
   Deutsche Bank
     5.350%, dated 03/30/07, to be
     repurchased on 04/02/07,
     repurchase price $3,653,900
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $24,084-
     $1,339,618, 0.000%-6.110%,
     05/16/07-10/15/19, total
     market value $3,725,317)                             3,652           3,652
   Lehman Brothers
     5.350%, dated 03/30/07, to be
     repurchased on 04/021/07,
     repurchase price $5,285,804
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $382,390-
     $644,229, 2.625%-10.350%,
     05/15/07-08/03/18, total
     market value $5,389,154)                             5,283           5,283
                                                                  --------------

Total Repurchase Agreements
   (Cost $9,356) ($ Thousands)                                            9,356
                                                                  --------------
Total Investments -- 101.4%
   (Cost $823,421) ($ Thousands)                                  $     909,992
                                                                  ==============

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                CURRENCY              CURRENCY     APPRECIATION
MATURITY                      TO DELIVER            TO RECEIVE   (DEPRECIATION)
DATE                         (THOUSANDS)           (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
4/3/07-5/3/07                BRL  11,083           USD   5,243         $   (173)
4/3/07                       USD   4,250           BRL   8,895               97
7/10/07                      USD     443           NGN  57,816                9
4/9/07-4/18/07               MXP 124,657           USD  11,323                8
4/25/07                      RUB  85,886           USD   3,300               --
4/25/07                      USD  10,242           RUB 271,209              178
4/9/07-4/18/07               USD  11,306           MXP 124,657               10
4/23/07                      USD   2,234           EUR   1,708               40
4/23/07-6/29/07              EUR  12,897           USD  16,833             (352)
4/23/07-6/28/07              USD   7,461           PLZ  21,804               78
4/25/07                      USD   1,873           ZAR  13,469              (19)
4/25/07                      ZAR  13,469           USD   1,872               19
                                                                       --------
                                                                       $   (105)
                                                                       ========

Futures -- A summary of the open futures contracts held by the Fund at
March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                              NUMBER OF    EXPIRATION     (DEPRECIATION)
CONTRACT                             CONTRACTS          DATE      ($ THOUSANDS)
-------------------------------------------------------------------------------
U.S. Long Treasury Bond                    (61)     Jun-2007          $      54
                                                                      =========

Swaps -- A summary of outstanding swap agreements held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

------------------------------------------------------------------------------------------------
                                       TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------
                                                                                     UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                 DATE   (THOUSANDS)     $ THOUSANDS)
------------------------------------------------------------------------------------------------
   Fund receives payment at maturity on the
     Brazilian CDI Index times the notional amount.
     Fund receives payment if the return on the
     spread appreciates over the payment period
     and pays if the return on the spread depreci-
     ates over the payment period. (Counterparty:
     Deutsche Bank)                                     08/15/10         1,400   $          187

   Fund receives payment at maturity on the
     Brazilian CDI Index times the notional amount.
     Fund receives payment if the return on the
     spread appreciates over the payment period
     and pays if the return on the spread depreci-
     ates over the payment period. (Counterparty:
     JPMorgan Chase)                                    08/15/10        12,000              823

   Fund receives payment at maturity on the
     Brazilian CDI Index times the notional amount.
     Fund receives payment if the return on the
     spread appreciates over the return on the pay-
     ment period and pays if the return on the
     spread depreciates over the payment period.
     (Counterparty: JPMorgan Chase)                     05/15/11         4,214              311

   Fund receives payment at maturity on the
     Brazilian CDI Index times the notional amount.
     Fund receives payment if the return on the
     spread appreciates over the payment period
     and pays if the return on the spread depreci-
     ates over the payment period. (Counterparty:
     Merrill Lynch)                                     08/15/10         1,400              109

   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Citigroup)                          05/08/07       251,470              134

   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Citigroup)                          04/03/09        82,011               31

   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Standard Bank)                      05/04/07       176,342               99

   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Standard Bank)                      01/04/08        33,633                8

   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Standard Bank)                      12/20/08        45,003               37

   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Standard Bank)                      02/26/09        55,618               18


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   43

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2007

------------------------------------------------------------------------------------------------
                                                                                     UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                 DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------
   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Standard Charter Bank)              05/04/07       158,728   $          100

   Fund receives payment at maturity on the
     Nigerian NGN Index times the notional
     amount. Fund receives payment if the return
     on the spread appreciates over the payment
     period and pays if the return on the spread
     depreciates over the payment period.
     (Counterparty: Standard Charter Bank)              05/15/07        28,424               20

   Fund receives payment at maturity on the Zambia
     CPI Index times the notional amount. Fund
     receives payment if the return on the spread
     appreciates over the payment period and pays
     if the return on the spread depreciates over
     the payment period. (Counterparty: Citigroup)      04/06/07     2,401,182              (18)
                                                                                 --------------
                                                                                 $        1,859
                                                                                 ==============

-----------------------------------------------------------------------------------------------
                                        CREDIT DEFAULT SWAPS
-----------------------------------------------------------------------------------------------
   Fund receives semi-annual payment of 1.6150%
     (3.230% per annum) times the notional
     amount of Republic of Turkey, 11.875%,
     01/15/30. Upon a defined credit event, Fund
     pays the notional amount and takes receipt of
     the defined deliverable obligation.
     (Counterparty: Citigroup)                          03/20/12         4,750   $            8

   Fund receives semi-annual payment of 1.6200%
     (3.240% per annum) times the notional
     amount of Republic of Turkey, 11.875%,
     01/15/30. Upon a defined credit event, Fund
     pays the notional amount and takes receipt of
     the defined deliverable obligation.
     (Counterparty: JPMorgan Chase)                     02/12/12         5,500               19

   Fund receives semi-annual payment of 1.9200%
     (3.840% per annum) times the notional
     amount of Republic of Turkey, 11.875%,
     01/15/30. Upon a defined credit event, Fund
     pays the notional amount and takes receipt of
     the defined deliverable obligation.
     (Counterparty: JPMorgan Chase)                     03/20/12         4,400               60

   Fund receives quarterly payment of 0.9225%
     (3.690% per annum) on a termination date.
     Upon a defined credit event, Fund pays the
     notional amount and takes receipt of the
     defined deliverable obligation. (Counterparty:
     JPMorgan Chase)                                    10/20/15         4,500              807

   Fund receives quarterly payment of 0.4000%
     (1.600% per annum) times the notional
     amount of JSC Gazprom, 8.625%, 04/28/34.
     Upon a defined credit event, Fund pays the
     notional amount and takes receipt of the
     defined deliverable obligation. (Counterparty:
     Credit Suisse First Boston)                        01/20/16         8,550              350

   Fund receives quarterly payment of 0.3425%
     (1.370% per annum) times the notional
     amount of JSC Gazprom, 8.625%, 04/28/34.
     Upon a defined credit event, Fund pays the
     notional amount and takes receipt of the
     defined deliverable obligation. (Counterparty:
     Credit Suisse First Boston)                        08/20/16         1,000               23

   Fund receives semi-annual payment of 2.8750%
     (5.750% per annum) times the notional
     amount of Naftogaz Ukrainy, 8.125%,
     09/30/09. Upon a defined credit event, Fund
     pays the notional amount and takes receipt of
     the defined deliverable obligation.
     (Counterparty: Credit Suisse First Boston)         12/20/07         1,400               63

   Fund receives semi-annual payment of 2.875%
     (5.750% per annum) times the notional
     amount of Naftogaz Ukrainy, 8.125%,
     09/30/09. Upon a defined credit event, Fund
     pays the notional amount and takes receipt of
     the defined deliverable obligation.
     (Counterparty: Credit Suisse First Boston)         12/20/08         1,400               96

   Fund receives semi-annual payment of 2.875%
     (5.750% per annum) times the notional
     amount of Naftogaz Ukrainy, 8.125%,
     09/30/09. Upon a defined credit event, Fund
     pays the notional amount and takes receipt of
     the defined deliverable obligation.
     (Counterparty: Credit Suisse First Boston)         12/20/09         3,600              297

-----------------------------------------------------------------------------------------------
                                                                                     UNREALIZED
                                                                      NOTIONAL     APPRECIATION
                                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                 DATE   (THOUSANDS)    ($ THOUSANDS)
-----------------------------------------------------------------------------------------------
   Fund receives semi-annual payment of 2.875%
     (5.750% per annum) times the notional
     amount of Naftogaz Ukrainy, 8.125%,
     09/30/09. Upon a defined credit event, Fund
     pays the notional amount and takes receipt of
     the defined deliverable obligation.
     (Counterparty: Credit Suisse First Boston)         02/20/12           750   $           49

   Fund receives quarterly payment of 0.1588%
     (0.635% per annum) times the notional
     amount of Russian Federation Registered,
     5.000%, 03/31/30. Upon a defined credit
     event, Fund pays the notional amount and
     takes receipt of the defined deliverable
     obligation. (Counterparty: Credit Suisse
     First Boston)                                      03/20/16        11,270               38

   Fund receives quarterly payment of 0.1775%
     (0.710% per annum) times the notional
     amount of Russian Federation Registered,
     5.000%, 03/31/30. Upon a defined credit
     event, Fund pays the notional amount and
     takes receipt of the defined deliverable
     obligation. (Counterparty: Deutsche Bank)          01/20/16         6,300               70
                                                                                 --------------
                                                                                 $        1,880
                                                                                 ==============

      Percentages are based on Net Assets of $897,200 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2007.

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007.

(C) This security or a partial position of this security is on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 was $53,022 ($ Thousands) (see Note 7).

(D) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2007 was $54,992 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F)   Tri-Party Repurchase Agreement.

(G) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the current or effective yield on March 31, 2007. The coupon on a step bond changes on a specified date.

(I)   Security in default on interest payments.

(J) Securities considered illiquid. The total value of such securities as of March 31, 2007 was $42,635 ($ Thousands) and represented 4.75% of Net Assets.

(K) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2007 was $44,623 and represented 4.97%.

(L) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(M)   Investment in Affiliated Registered Investment Company (see Note 3).

BRL   -- Brazilian Real

CDO   -- Collateralized Debt Obligation

Cl    -- Class

COP   -- Chilean Peso

EUR   -- Euro

EXL   -- Extendable Maturity

FLIRB -- Front Loaded Interest Reduction Bond

IDR   -- Indonesian Rupiah

ITL   -- Italian Lira

LLC   -- Limited Liability Company

MTN   -- Medium Term Note

MXP   -- Mexican Peso

NGN   -- Nigerian Naira

PIK   -- Payment-in-Kind

PLZ   -- Polish Zloty

RUB   -- Russian Ruble

Ser   -- Series

USD   -- U.S. Dollar

UYU   -- Uruguay Peso

TRY   -- New Turkish Lira

ZAR   -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

Statements of Assets and Liabilities ($ Thousands)

March 31, 2007 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                         INTERNATIONAL   EMERGING MARKETS   INTERNATIONAL FIXED   EMERGING MARKETS
                                                           EQUITY FUND        EQUITY FUND           INCOME FUND          DEBT FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $3,277,370, $1,105,163,
      $715,368 and $817,257, respectively)(1)            $   4,017,939   $      1,452,806   $           722,202   $        903,828
   Affiliated investments, at value (Cost $482,941,
      $58,410 and $6,164, respectively)                        482,941             58,410                    --              6,164
   Cash                                                         97,737             21,780               128,043             22,755
   Foreign currency, at value (Cost $17,054, $16,233,
      $10,486 and $0, respectively)                             17,393             16,245                10,429                 --
   Receivable for investment securities sold                    66,827              7,970                11,710             12,636
   Dividends and interest receivable                            16,454              2,681                 8,172              9,320
   Unrealized gain on forward foreign currency
      contracts                                                 14,426                 --                 4,368                470
   Receivable for capital shares sold                            2,057              2,539                 1,164              1,101
   Foreign tax reclaim receivable                                  748                148                    --                164
   Variation margin receivable                                     655                 --                   251                 19
   Unrealized gain on foreign spot currency contracts                4                 --                    22                  5
   Swap Contracts, at value (Premium given $0)                     --                 --                    --              3,739
   Deposits with brokers for forward foreign currency
      contracts                                                     --                 --                    --              6,344
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                              4,717,181          1,562,579               886,361            966,545
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                   450,120             48,405                    --             54,992
   Payable for investment securities purchased                 282,956              9,859                35,711             11,529
   Reverse repurchase agreements                                64,488                 --                    --                 --
   Unrealized loss on forward foreign currency
      contracts                                                 16,590                 --                 9,471                575
   Payable for capital shares redeemed                           5,871              3,074                 2,365                939
   Swap contracts, at value (Premiums received $1,331,
      and 0, respectively)                                       2,761                 --                   696                 --
   Variation margin payable                                        556                 --                    41                 --
   Unrealized loss on foreign spot currency contracts               11                 --                    15                 --
   Foreign currency overdraft, at value (Premium $270)              --                 --                    --                256
   Investment advisory fees payable                              1,628              1,141                    99                263
   Administration fees payable                                   1,450                799                   430                488
   Shareholder servicing fees payable                              806                307                   167                188
   Trustees' fees                                                   11                  5                     3                  3
   Administration servicing fees payable                             3                 --                    --                 --
   Accrued expenses                                                765                572                   113                112
   Accrued foreign capital gains tax on appreciated
      securities                                                    66                705                    --                 --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                           828,082             64,867                49,111             69,345
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                               $   3,889,099   $      1,497,712   $           837,250   $        897,200
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid in Capital (unlimited authorization -- no par
      value)                                             $   2,959,994   $        990,803   $           854,117   $        799,317
   Distributions in excess of net investment income            (25,447)            (3,700)              (15,894)            (5,695)
   Accumulated net realized gain (loss) on investments,
      futures contracts, written options, foreign
      currency contracts and swap contracts                    209,393            163,630                (2,017)            13,148
   Net unrealized appreciation on investments                  740,569            347,643                 6,834             86,571
   Net unrealized appreciation (depreciation) on
      futures contracts                                          7,859                 --                   (63)                54
   Net unrealized appreciation (depreciation) on swap
      contracts                                                 (1,430)                --                  (696)             3,739
   Net unrealized appreciation (depreciation) on
      forward foreign currency contracts, foreign
      currencies and translation of other assets and
      liabilities denominated in foreign currencies             (1,773)                41                (5,031)                66
   Accumulated foreign capital gains tax on
      appreciated securities                                       (66)              (705)                   --                 --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                            $   3,889,099   $      1,497,712   $           837,250   $        897,200
-----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($3,872,429,240 / 257,603,576 shares,
      $1,497,712,061 / 87,755,005 shares,
      $837,250,350 / 77,494,819 shares,
      $897,199,840 / 81,493,946 shares)                  $       15.03   $          17.07   $             10.80   $          11.01
   Net Asset Value, Offering and Redemption
      Price Per Share -- Class I
      ($16,669,280 / 1,110,452 shares)                   $       15.01                 --                    --                 --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Included in "Investments, at value" is the market value of securities on loan in the amounts of $427,005, $46,286 and $53,022, ($ Thousands), respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   45

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
                                                              INTERNATIONAL         EMERGING   INTERNATIONAL       EMERGING
                                                                     EQUITY   MARKETS EQUITY    FIXED INCOME   MARKETS DEBT
                                                                       FUND             FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                  $      28,749   $       11,596   $          --   $        316
   Dividends from Affiliated Investment Companies                     1,332              106              --             --
   Interest                                                          14,386              270          16,791         28,718
   Security Lending Income -- Net                                     1,642              322              39             68
   Less: Foreign Taxes Withheld                                      (1,832)            (962)           (109)           (78)
----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                           44,277           11,332          16,721         29,024
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                           9,341            7,574             628          3,692
   Administration Fees                                                8,324            4,689           2,514          2,824
   Shareholder Servicing Fees -- Class A                              4,605            1,803           1,047          1,086
   Shareholder Servicing Fees -- Class I                                 19               --              --             --
   Administrative Servicing Fees -- Class I                              19               --              --             --
   Trustees' Fees                                                        23                9               5              5
   Interest Expense on Reverse Repurchase Agreements                  2,683               --              --             --
   Custodian/Wire Agent Fees                                            408              497              61             54
   Printing Fees                                                        106               42              24             25
   Overdraft Fees                                                       102               87              32             71
   Professional Fees                                                     92               36              21             22
   Registration Fees                                                     20                8               5              5
   Other Expenses                                                        59               23              16             14
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                    25,801           14,768           4,353          7,798
----------------------------------------------------------------------------------------------------------------------------
   Less:
      Waiver of Investment Advisory Fees                                 --             (542)             --         (1,816)
      Waiver of Shareholder Servicing Fees -- Class A                    --               --             (89)            --
      Fees Paid Indirectly(1)                                           (37)              (1)             --             --
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                      25,764           14,225           4,264          5,982
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         18,513           (2,893)         12,457         23,042
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND
   FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain (Loss) from:
      Investments                                                   300,352          186,478           4,181         17,666
      Futures Contracts                                              28,826               --          (1,590)           (39)
      Written Options                                                   232               --              --             --
      Swap Contracts                                                  3,667               --             504          2,370
      Foreign Currency Transactions                                  21,743               75          16,325          1,909
   Net Change in Unrealized Appreciation (Depreciation) on:
      Investments                                                   130,321           47,636         (12,912)        21,083
      Futures Contracts                                               6,317               --              (4)           116
      Written Options                                                   (44)              --              --             --
      Swap Contracts                                                 (4,473)              --            (696)         2,101
      Foreign Capital Gains Tax on Appreciated Securities                --               (5)             --             --
      Foreign Currency Transactions                                   2,767              550          (7,098)          (212)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND
   FOREIGN CURRENCY TRANSACTIONS                                    489,708          234,734          (1,290)        44,994
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     508,221   $      231,841   $      11,167   $     68,036
============================================================================================================================

(1)   See Note 3 in Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
46   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited) and the year ended September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------
                                                                             INTERNATIONAL              EMERGING MARKETS
                                                                              EQUITY FUND                 EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                              2007          2006          2007          2006
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                                        $    18,513   $    61,937   $    (2,893)  $     8,727
   Net Realized Gain from Investments, Futures Contracts, Written
     Options and Swap Contracts                                            333,077       463,179       186,478       247,672
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                      21,743         8,160            75        (1,381)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments,Futures Contracts, Written Options and Swap
     Contracts                                                             132,121        43,648        47,636       (49,422)
   Net Change in Accrued Foreign Capital Tax Gains on Appreciated
     Securities                                                                 --            --            (5)          415
   Net Change in Unrealized Appreciation (Depreciation) on
     Forward Foreign Currency Contracts, Foreign Currencies, and
     Translation of Other Assets and Liabilities Denominated in
     Foreign Currencies                                                      2,767        (4,521)          550          (506)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                    508,221       572,403       231,841       205,505
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                              (118,781)      (71,852)       (6,714)       (8,389)
     Class I                                                                  (456)         (182)           --            --
   Net Realized Gains:
     Class A                                                              (144,096)           --      (188,558)     (127,622)
     Class I                                                                  (580)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                      (263,913)      (72,034)     (195,272)     (136,011)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                             379,571       701,740       151,959       314,335
   Reinvestment of Dividends & Distributions                               250,708        68,952       188,043       130,923
   Cost of Shares Redeemed                                                (492,131)   (1,005,774)     (215,433)     (532,680)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                          138,148      (235,082)      124,569       (87,422)
-----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                               5,146         6,914            --            --
   Reinvestment of Dividends & Distributions                                 1,027           178            --            --
   Cost of Shares Redeemed                                                  (3,938)       (3,181)           --            --
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                  2,235         3,911            --            --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Share
     Transactions                                                          140,383      (231,171)      124,569       (87,422)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                   384,691       269,198       161,138       (17,928)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                   3,504,408     3,235,210     1,336,574     1,354,502
-----------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $ 3,889,099   $ 3,504,408   $ 1,497,712   $ 1,336,574
=============================================================================================================================
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
     INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                    $   (25,447)  $    53,534   $    (3,700)  $     5,832
=============================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                            25,983        53,743         8,973        19,358
   Reinvestment of Distributions                                            17,226         5,583        11,346         8,739
   Shares Redeemed                                                         (33,797)      (77,049)      (12,765)      (32,895)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                9,412       (17,723)        7,554        (4,798)
-----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Shares Issued                                                               353           523            --            --
   Reinvestment of Distributions                                                71            14            --            --
   Shares Redeemed                                                            (268)         (239)           --            --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                                  156           298            --            --
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share
     Transactions                                                            9,568       (17,425)        7,554        (4,798)
=============================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   47

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited) and the year ended September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------
                                                                               INTERNATIONAL            EMERGING MARKETS
                                                                             FIXED INCOME FUND             DEBT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                              2007          2006          2007          2006
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $    12,457   $    21,939   $    23,042   $    44,825
   Net Realized Gain (Loss) from Investments,
     Futures Contracts and Swap Contracts                                    3,095        (2,137)       19,997        59,027
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts
     and Foreign Currency Transactions                                      16,325       (55,296)        1,909         6,595
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments, Futures Contracts and Swap Contracts                     (13,612)       13,924        23,300       (34,926)
   Net Change in Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currencies, and
     Translation of Other Assets and Liabilities Denominated in
     Foreign Currencies                                                     (7,098)        6,913          (212)       (2,928)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations          11,167       (14,657)       68,036        72,593
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                               (15,311)      (26,270)      (38,659)      (72,844)
   Net Realized Gains:
     Class A                                                                    --       (22,930)      (49,606)      (60,041)
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (15,311)      (49,200)      (88,265)     (132,885)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                             100,571       260,279       142,254       415,908
   Reinvestment of Dividends & Distributions                                14,446        46,434        83,566       126,564
   Cost of Shares Redeemed                                                (115,526)     (281,876)     (136,734)     (797,682)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Share
     Transactions                                                             (509)       24,837        89,086      (255,210)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    (4,653)      (39,020)       68,857      (315,502)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                     841,903       880,923       828,343     1,143,845
-----------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $   837,250   $   841,903   $   897,200   $   828,343
=============================================================================================================================
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
     INCLUDED IN NET ASSETS AT END OF PERIOD                           $   (15,894)  $   (29,365)  $    (5,695)  $     8,013
=============================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                             9,293        24,116        12,803        37,501
   Reinvestment of Dividends & Distributions                                 1,344         4,294         7,617        11,643
   Shares Redeemed                                                         (10,659)      (26,076)      (12,346)      (72,592)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                  (22)        2,334         8,074       (23,448)
=============================================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
48   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

Financial Highlights

For the six month period ended March 31, 2007 (Unaudited) and the years ended September 30, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Net Realized
                                                                     and                              Distributions
                                 Net Asset         Net        Unrealized                  Dividends            from          Total
                                    Value,  Investment             Gains          Total    from Net        Realized      Dividends
                                 Beginning      Income          (Losses)           from  Investment         Capital            and
                                 of Period      (Loss)     on Securities     Operations      Income           Gains  Distributions
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

   CLASS A
   2007*                         $   14.07  $     0.07(1)  $        1.95(1)  $     2.02  $    (0.47)  $       (0.59) $       (1.06)
   2006                              12.14        0.24(1)           1.97(1)        2.21       (0.28)             --          (0.28)
   2005                               9.81        0.16(1)           2.40(1)        2.56       (0.23)             --          (0.23)
   2004                               8.20        0.10(1)           1.60(1)        1.70       (0.09)             --          (0.09)
   2003                               6.93        0.08(1)           1.23(1)        1.31       (0.04)             --          (0.04)
   2002                               8.25        0.04             (1.34)         (1.30)      (0.02)             --          (0.02)
   CLASS I
   2007*                         $   14.04  $     0.06(1)  $        1.95(1)  $     2.01  $    (0.45)  $       (0.59) $       (1.04)
   2006                              12.12        0.23(1)           1.94(1)        2.17       (0.25)             --          (0.25)
   2005                               9.81        0.14(1)           2.38(1)        2.52       (0.21)             --          (0.21)
   2004                               8.20        0.10(1)           1.58(1)        1.68       (0.07)             --          (0.07)
   2003                               6.93        0.09(1)           1.20(1)        1.29       (0.02)             --          (0.02)
   2002(2)                            8.97        0.03             (2.07)         (2.04)         --              --             --

EMERGING MARKETS EQUITY FUND

   CLASS A
   2007*                         $   16.67  $    (0.03)(1) $        2.91(1)  $     2.88  $    (0.08)  $       (2.40) $       (2.48)
   2006                              15.94        0.11(1)           2.32(1)        2.43       (0.10)          (1.60)         (1.70)
   2005                              11.10        0.14(1)           4.80(1)        4.94       (0.10)             --          (0.10)
   2004                               9.00        0.09(1)           2.03(1)        2.12       (0.02)             --          (0.02)
   2003                               6.53        0.05(1)           2.42(1)        2.47          --              --             --
   2002                               6.08        0.01              0.47           0.48       (0.03)             --          (0.03)

INTERNATIONAL FIXED INCOME FUND

   CLASS A
   2007*                         $   10.86  $     0.16(1)  $       (0.02)(1) $     0.14  $    (0.20)  $          --  $       (0.20)
   2006                              11.72        0.28(1)          (0.49)(1)      (0.21)      (0.34)          (0.31)         (0.65)
   2005                              12.22        0.28(1)           0.15(1)        0.43       (0.89)          (0.04)         (0.93)
   2004                              12.45        0.28(1)           0.63(1)        0.91       (0.92)          (0.22)         (1.14)
   2003                              11.00        0.30(1)           1.53(1)        1.83       (0.33)          (0.05)         (0.38)
   2002                              10.12        0.55              0.33           0.88          --              --             --

EMERGING MARKETS DEBT FUND

   CLASS A
   2007*                         $   11.28  $     0.29(1)  $        0.60(1)  $     0.89  $    (0.50)  $       (0.66) $       (1.16)
   2006                              11.81        0.56(1)           0.34(1)        0.90       (0.80)          (0.63)         (1.43)
   2005                              10.74        0.66(1)           1.31(1)        1.97       (0.63)          (0.27)         (0.90)
   2004                              11.15        0.61(1)           0.77(1)        1.38       (0.66)          (1.13)         (1.79)
   2003                               8.12        0.78(1)           3.01(1)        3.79       (0.76)             --          (0.76)
   2002                               9.03        0.82             (0.56)          0.26       (0.99)          (0.18)         (1.17)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       Ratio of
                                                                                                    Expenses to
                                                                                                    Average Net
                                                                              Ratio of                   Assets
                                   Net Asset                 Net Assets       Expenses               (Excluding
                                  Value, End     Total    End of Period     to Average                Fees Paid
                                   of Period    Return+   ($ Thousands)   Net Assets**           Indirectly)***
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

   CLASS A
   2007*                          $    15.03      14.78%  $   3,872,429           1.39%(3)(4)(5)           1.39%(3)(4)(5)
   2006                                14.07      18.50       3,491,007           1.32(4)                  1.33(4)
   2005                                12.14      26.33       3,227,258           1.24                     1.24
   2004                                 9.81      20.74       2,705,544           1.26                     1.26
   2003                                 8.20      18.91       2,258,034           1.28                     1.28
   2002                                 6.93     (15.79)      1,952,763           1.28                     1.28
   CLASS I
   2007*                          $    15.01      14.69%  $      16,670           1.64%(3)(4)(5)           1.64%(3)(4)(5)
   2006                                14.04      18.20          13,401           1.59(4)                  1.59(4)
   2005                                12.12      25.86           7,952           1.49                     1.49
   2004                                 9.81      20.54           5,757           1.51                     1.51
   2003                                 8.20      18.65           2,061           1.53                     1.53
   2002(2)                              6.93     (22.74)            639           1.53(3)                  1.53(3)

EMERGING MARKETS EQUITY FUND

   CLASS A
   2007*                          $    17.07      17.77%  $   1,497,712           1.97%(3)(5)              1.97%(3)(5)
   2006                                16.67      16.46       1,336,574           1.96                     1.97
   2005                                15.94      44.68       1,354,502           1.95                     1.96
   2004                                11.10      23.61       1,039,735           1.95                     1.95
   2003                                 9.00      37.83         936,560           1.95                     1.95
   2002                                 6.53       7.78         739,880           1.95                     1.95

INTERNATIONAL FIXED INCOME FUND

   CLASS A
   2007*                          $    10.80       1.30%  $     837,250           1.02%(3)(5)              1.02%(3)(5)
   2006                                10.86      (1.64)        841,903           1.01                     1.01
   2005                                11.72       3.01         880,923           1.00                     1.00
   2004                                12.22       7.43         907,633           1.00                     1.00
   2003                                12.45      17.05         865,698           1.00                     1.00
   2002                                11.00       8.70         878,082           1.00                     1.00

EMERGING MARKETS DEBT FUND

   CLASS A
   2007*                          $    11.01       8.23%  $     897,200           1.38%(3)(5)              1.38%(3)(5)
   2006                                11.28       8.68         828,343           1.36                     1.36
   2005                                11.81      19.34       1,143,845           1.35                     1.35
   2004                                10.74      13.97         765,483           1.35                     1.35
   2003                                11.15      49.15         565,237           1.35                     1.35
   2002                                 8.12       2.15         422,130           1.35                     1.35

-----------------------------------------------------------------------------------
                                        Ratio of
                                        Expenses
                                      to Average        Ratio of Net
                                      Net Assets          Investment
                                      (Excluding              Income
                                     Waivers and              (Loss)     Portfolio
                                       Fees Paid          to Average      Turnover
                                  Indirectly)***          Net Assets         Rate+
-----------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

   CLASS A
   2007*                                    1.39%(3)(4)         1.00%(3)        89%
   2006                                     1.33(4)             1.85           118
   2005                                     1.24                1.50            80
   2004                                     1.26                1.06            44
   2003                                     1.32                1.12            87
   2002                                     1.29                0.51            70
   CLASS I
   2007*                                    1.64%(3)(4)         0.77%(3)        89%
   2006                                     1.59(4)             1.77           118
   2005                                     1.49                1.28            80
   2004                                     1.51                1.06            44
   2003                                     1.57                1.15            87
   2002(2)                                  1.54(3)             0.61(3)         70

EMERGING MARKETS EQUITY FUND

   CLASS A
   2007*                                    2.05%(3)           (0.40)%(3)       41%
   2006                                     2.06                0.65            65
   2005                                     2.05                1.05            69
   2004                                     2.12                0.84            88
   2003                                     2.14                0.71            69
   2002                                     2.14                0.08           109

INTERNATIONAL FIXED INCOME FUND

   CLASS A
   2007*                                    1.04%(3)            2.97%(3)       148%
   2006                                     1.03                2.61           194
   2005                                     1.04                2.24           145
   2004                                     1.04                2.27           224
   2003                                     1.06                2.60           216
   2002                                     1.07                2.72           339

EMERGING MARKETS DEBT FUND

   CLASS A
   2007*                                    1.80%(3)            5.31%(3)        46%
   2006                                     1.78                5.03           108
   2005                                     1.79                6.03            85
   2004                                     1.79                5.91            77
   2003                                     1.80                7.98           127
   2002                                     1.79                8.80           140

  *   For the six month period ended March 31, 2007 (Unaudited).
 **   Includes Fees Paid Indirectly.
***   See Note 3 in Notes to Financial Statements.
  + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share net investment income (loss) and net realized and unrealized gains/(losses) calculated using average shares.
(2) The International Equity Fund Class I shares were offered beginning January 4, 2002.
(3)   Annualized.
(4) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.25% and 1.50%, respectively.
(5) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.39%, 1.64%, 1.96%, 1.01%, and 1.36% for the International Equity Fund Class A, the International Equity Fund Class I, the Emerging Markets Equity Fund, the International Fixed Income Fund, and the Emerging Markets Debt Fund, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Notes to Financial Statements

March 31, 2007

1.    ORGANIZATION

SEI Institutional International Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five funds: the International Equity Fund, the Tax-Managed International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class I shares.

As of March 31, 2007, the Tax-Managed International Equity Fund had not yet commenced operations.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.


--------------------------------------------------------------------------------
50   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (see Note 7). Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty to the repurchase agreement. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The International Equity and Emerging Markets Equity Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. During the six months ended March 31, 2007, the average borrowings outstanding for reverse repurchase agreements was $113,003,896 with a weighted average interest rate of 5.38%. Reverse repurchase agreements outstanding as of March 31, 2007 were as follows:

                                 Principal         Counterparty,
                                    Amount              Rate and           Value
Fund                         ($ Thousands)         Maturity Date   ($ Thousands)
--------------------------------------------------------------------------------
International                                    Bear Stearns
Equity Fund                        $64,488   5.39%, Due 10/23/06         $64,488

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   51

FUTURES CONTRACTS -- The International Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund utilized futures contracts during the six month period ended March 31, 2007. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedule of Investments in the International Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying assets versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. In connection with swap agreements, securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. In connection with outstanding credit-default swaps as of March 31, 2007, the Emerging Markets Debt Fund has deposits in the amount of $53,962,808 with the counterparty as collateral.


--------------------------------------------------------------------------------
52   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

STRUCTURED NOTE -- The Emerging Markets Debt Fund (the "Fund") has entered into an agreement with JP Morgan Chase (the "Counterparty") which increases the Fund's exposure to the Brazilian debt and currency markets. The Fund paid to the Counterparty an amount equal to the U.S. Dollar equivalent of the market value of certain Brazilian Government Securities of a par amount disclosed on the Schedule of Investments under the heading "Structured Note" on the effective date of the agreement. In return, the Fund is entitled to receive from the Counterparty an amount in U.S. Dollars determined by the exchange rate between the U.S. Dollar and Brazilian Real on the termination date of the agreement, or, alternatively, under accelerated or early termination provisions (available to the Fund at any time prior to the termination date), either, at the option of the fund: a) specified Brazilian Government Securities of an equal aggregate par amount; or b) an amount of Brazilian Reals determined by the exchange rate and current market value of the reference Brazilian Government Securities (or under limited conditions, an equivalent amount in U.S. Dollars as determined by the exchange rate on the optional termination date). The risks involved with this type of transaction include the risk that the Counterparty will not perform under the terms of the agreement, the risk that a liquid market will not exist for this type of instrument, in which case the value that the Fund would receive in the event of the sale of this instrument could significantly differ from that disclosed on the Schedule of Investments, and risks normally associated with investments made in foreign securities markets as disclosed further in Note 6.

OPTIONS WRITTEN/PURCHASED -- The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written options transactions entered into during the six month period ended March 31, 2007, are summarized as follows:
--------------------------------------------------------------------------------

                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                       Number of        Premium
                                                       Contracts  ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of year                             442          $ 232
Expired                                                     (442)          (232)
--------------------------------------------------------------------------------
Balance at the end of year                                    --          $  --
--------------------------------------------------------------------------------

DELAYED DELIVERY TRANSACTIONS -- Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans,


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   53
and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

LOAN PARTICIPATIONS AND BRADY BONDS -- The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed- and floating-rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

CLASSES -- Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses


--------------------------------------------------------------------------------
54 SEI Institutional International Trust / Semi-Annual Report / March 31, 2007 on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                          0.45%
Emerging Markets Equity Fund                       0.65%
International Fixed Income Fund                    0.60%
Emerging Markets Debt Fund                         0.65%

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion. At March 31, 2007, there were no such waivers in each Fund.

--------------------------------------------------------------------------------
                  International         Emerging   International       Emerging
                         Equity   Markets Equity    Fixed Income   Markets Debt
                           Fund             Fund            Fund           Fund
--------------------------------------------------------------------------------
Class A                    1.28%*           1.96%           1.01%          1.36%
Class I                    1.53%*             --              --             --

* Effective June 23, 2006 the expense cap excludes interest expense on reverse repurchase agreements.

SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser for the Funds under an amended and restated Investment Advisory Agreement dated December 17, 2002 under which SIMC receives annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                         0.505%
Emerging Markets Equity Fund                      1.050%
International Fixed Income Fund                   0.150%
Emerging Markets Debt Fund                        0.850%

However, SIMC has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Adviser as presented above.

As of May 9, 2007, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management LLC
Capital Guardian Trust Company
Fuller & Thaler Asset Management, Inc.
McKinley Capital Management, Inc.
Quantitative Management Associates LLC
Record Currency Management Limited
Smith Breeden Associates, Inc.
EMERGING MARKETS EQUITY FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management LLC
Emerging Markets Management, LLC
Rexiter Capital Management Limited
The Boston Company Asset
   Management LLC
INTERNATIONAL FIXED INCOME FUND
AllianceBernstein L.P.
BlackRock Financial Management, Inc.
Fidelity International Investment Advisors (UK) Limited
Record Currency Management Limited
EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited
ING Investment Management Company
Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   55
the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                                 Shareholder     Administrative
                                                Servicing Fees   Servicing Fees
--------------------------------------------------------------------------------
International Equity Fund
   Class A                                          0.25%              --
   Class I                                          0.25%            0.25%
Emerging Markets Equity Fund
   Class A                                          0.25%              --
International Fixed Income Fund
   Class A                                          0.25%              --
Emerging Markets Debt Fund
   Class A                                          0.25%              --

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six months ended March 31, 2007, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Distributor as presented above.

For the six months ended March 31, 2007, the Distributor retained 100% of both Shareholder Servicing fees, less the waiver, and Administration Servicing fees.

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of SIMC or the Administrator. Compensation of affiliated Officers and Trustees is paid by SIMC or the Administrator.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANIES -- For cash management purposes, the Funds may invest in the SEI money market funds. The Funds may also invest the cash collateral from the securities lending program in the SEI Liquidity Fund LP.

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six months ended March 31, 2007, can be found on the Statement of Operations and Financial Highlights, respectively.

4.   INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturity of securities, other than short-term investments, during the six months ended March 31, 2007, were as follows:

-------------------------------------------------------------------------------
                                                    Purchases           Sales
                                                ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
International Equity Fund
   US Government                                   $1,404,178      $1,523,464
   Other                                            1,867,061       1,952,764
Emerging Markets Equity Fund
   US Government                                           --              --
   Other                                              585,536         672,367
International Fixed Income Fund
   US Government                                       48,170          21,407
   Other                                              928,298       1,031,503
Emerging Markets Debt Fund
   US Government                                        8,127              --
   Other                                              363,618         357,289

5.   FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to foreign currency gains and losses, passive foreign investment companies gains and losses, equalization, and prior year adjustments. These book/tax


--------------------------------------------------------------------------------
56   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

--------------------------------------------------------------------------------------------------
                                                                        Long-Term
                                                  Ordinary Income    Capital Gain          Totals
                                                    ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------
International
   Equity Fund                         2006              $ 72,034       $      --       $  72,034
                                       2005                62,889              --          62,889
Emerging Markets
   Equity Fund                         2006                17,376         118,635         136,011
                                       2005                 8,705              --           8,705
International Fixed
   Income Fund                         2006                36,979          12,221          49,200
                                       2005                70,687             898          71,585
Emerging Markets
   Debt Fund                           2006                89,598          43,287         132,885
                                       2005                51,738          12,766          64,504

As of September 30, 2006, the components of Distributable Earnings/(Accumulated Losses) were as follows:

--------------------------------------------------------------------------------------------------
                                                                                            Post-
                                  Undistributed     Undistributed           Post-        October/
                                       Ordinary         Long-Term         October        Currency
                                         Income      Capital Gain          Losses          Losses
                                  ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------
International Equity Fund              $ 94,736         $  41,011     $       --       $      --
Emerging Markets Equity Fund             42,544           140,221             --            (808)
International Fixed Income Fund          15,309                --         (5,203)        (42,556)
Emerging Markets Debt Fund               22,930            33,412             --              --

--------------------------------------------------------------------------------------------------
                                                                                            Total
                                                                                    Distributable
                                                                            Other        Earnings
                                                       Unrealized       Temporary    (Accumulated
                                                     Appreciation     Differences         Losses)
                                                    ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------
International Equity Fund                               $ 545,148      $   3,902       $ 684,797
Emerging Markets Equity  Fund                             288,384             (1)        470,340
International Fixed Income Fund                            21,563         (1,836)        (12,723)
Emerging Markets Debt Fund                                 62,504           (734)        118,112

Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

During the year ended September 30, 2006, the International Equity Fund utilized $380,448 ($ Thousands) of capital loss carryforwards to offset realized capital gains.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation on total investments at March 31, 2007 for each Fund is as follows:

--------------------------------------------------------------------------------------------------
                                                        Aggregate       Aggregate
                                                            Gross           Gross             Net
                                        Federal        Unrealized      Unrealized      Unrealized
                                       Tax Cost      Appreciation    Depreciation    Appreciation
                                  ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------
International Equity
   Fund                             $ 3,760,311         $ 762,399      $ (21,830)       $ 740,569

Emerging Markets
   Equity Fund                        1,163,573           364,635        (16,992)         347,643

International Fixed
   Income Fund                          715,368            10,535         (3,701)           6,834

Emerging Markets
   Debt Fund                            823,421            89,645         (3,074)          86,571

6.   CONCENTRATION/RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At March 31, 2007, the total value of these securities represented approximately 6% of the net assets of the Emerging Markets Debt Fund.

Forward foreign currency contracts, futures contracts, and swap agreement contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   57

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7.   SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, corporate obligations, asset-backed securities, repurchase agreements or master notes. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, high-quality, short-term instruments, such as floating rate notes, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days and the SEI Liquidity Fund, L.P.

8.   NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund will not be required to adopt FIN 48 until March 31, 2008. As of March 31, 2007, management is currently evaluating the impact from adopting FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
58   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                         BEGINNING    ENDING                  EXPENSES
                                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                           VALUE       VALUE      EXPENSE      DURING
                                          10/1/06     3/31/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $1,000.00   $1,147.80      1.39%      $ 7.44
Class I                                  $1,000.00   $1,146.90      1.64%      $ 8.78

HYPOTHETICAL 5% RETURN
Class A                                  $1,000.00   $1,018.00      1.39%      $ 6.99
Class I                                  $1,000.00   $1,016.75      1.64%      $ 8.25
--------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $1,000.00   $1,177.70      1.97%      $10.70

HYPOTHETICAL 5% RETURN
Class A                                  $1,000.00   $1,015.11      1.97%      $ 9.90
--------------------------------------------------------------------------------------

                                         BEGINNING    ENDING                  EXPENSES
                                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                           VALUE       VALUE      EXPENSE      DURING
                                          10/1/06     3/31/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $1,000.00   $1,013.00      1.02%      $5.12

HYPOTHETICAL 5% RETURN
Class A                                  $1,000.00   $1,019.85      1.02%      $5.14
--------------------------------------------------------------------------------------
EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $1,000.00   $1,082.30      1.38%      $7.16

HYPOTHETICAL 5% RETURN
Class A                                  $1,000.00   $1,018.05      1.38%      $6.94
--------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   59

Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory Agreements (Unaudited)

The SEI Institutional International Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' prof-


--------------------------------------------------------------------------------
60   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007
itability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the June 22, 2006, September 20, 2006, December 8, 2006 and March 14, 2007 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o the Funds' investment performance and how it compared to that of other comparable mutual funds;

o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2007   61

Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory Agreements (Unaudited)

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
62   SEI Institutional International Trust / Semi-Annual Report / March 31, 2007

Notes

Notes

Notes

Notes

Notes

Notes

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2007

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KMPG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[LOGO]
   SEI New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)

SEI-F-031 (3/07)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional International Trust


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -------------------------------------
                                           Robert A Nesher, President & CEO

Date:  June 4, 2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -------------------------------------
                                           Robert A Nesher, President & CEO

Date:  June 4, 2007


By (Signature and Title)*                  /s/ Stephen F. Panner
                                           -------------------------------------
                                           Stephen F Panner, Controller & CFO

Date:  June 4, 2007
* Print the name and title of each signing officer under his or her signature.